                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-14

Statements of Changes in Net Assets........................................ F-27

Notes to Financial Statements.............................................. F-49

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc.--SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                              GE Investments Funds, Inc.
                   -----------------------------------------------------------------------------------------------------------
                     S&P 500                            International Real Estate  Global     Mid-Cap                  U.S.
                      Index        Money       Total       Equity     Securities   Income   Value Equity   Income     Equity
                       Fund     Market Fund Return Fund     Fund         Fund       Fund        Fund        Fund       Fund
                   ------------ ----------- ----------- ------------- ----------- --------- ------------ ---------- ----------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370).. $616,399,330         --          --          --           --         --          --          --         --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..          --  656,435,432         --          --           --         --          --          --         --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..          --          --  125,763,255         --           --         --          --          --         --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..           --          --          --   35,487,137          --         --          --          --         --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..           --          --          --          --    87,408,646        --          --          --         --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...           --          --          --          --           --   8,714,711         --          --         --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..          --          --          --          --           --         --  161,161,686         --         --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..           --          --          --          --           --         --          --   90,938,435        --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..           --          --          --          --           --         --          --          --  85,351,640
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..           --          --          --          --           --         --          --          --         --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...           --          --          --          --           --         --          --          --         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..           --          --          --          --           --         --          --          --         --
Receivable from
 affiliate.......           --       73,035         --            1          --         --          --          --         --
Receivable for
 units sold......       288,129  18,436,950      17,810         --           --         --    1,749,218      67,321    147,903
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total assets....   616,687,459 674,945,417 125,781,065  35,487,138   87,408,646  8,714,711 162,910,904  91,005,756 85,499,543
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       511,376     480,805     110,742      19,913       55,106      3,825     124,061      64,764     51,005
Payable for units
 withdrawn.......       338,633         533         --    2,767,488    2,302,225    174,119     293,543      47,507        --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total
  liabilities....       850,009     481,338     110,742   2,787,401    2,357,331    177,944     417,604     112,271     51,005
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders..$615,837,450 674,464,079 125,670,323  19,201,795   64,219,919  3,243,757 157,145,252  90,893,485 85,448,538
 GE Life and
  Annuity
  Assurance
  Company........           --          --          --   13,497,942   20,831,396  5,293,010   5,348,048         --         --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type I...       603,299   3,237,897     329,490      69,869      182,258     26,072     370,507     964,324    148,206
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 I...............  $      46.51       17.22       37.36       12.65        21.46      10.03       17.07       12.10      11.22
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type II..     8,557,014  17,320,111   2,104,312     919,209    2,007,545    300,934   4,353,777   4,478,530  3,262,755
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 II..............  $      44.94       16.64       36.10       12.49        21.11       9.91       16.87       11.98      11.12
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 III.............    17,208,862  22,228,201   3,102,244     707,187    1,162,740        --    4,911,126   2,019,964  3,528,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 III.............  $       8.92       11.04       10.81        8.27        14.33        --        11.77       11.20      10.19
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type IV..     2,084,126   4,564,152     372,552     121,898       93,831        --      532,256     257,747    313,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 IV..............  $       8.32       10.94       10.36        8.11        13.10        --        10.22       11.27       9.29
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type V...         6,754   1,890,168         --          --         3,236        --        2,066       3,905      4,772
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 V...............  $       8.00        1.06         --          --         11.79        --        11.02       11.26       9.04
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type VI..     3,034,072   2,491,737         --          --           --         --      952,179         --     596,270
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VI..............  $       7.82       10.49         --          --           --         --        11.10         --        8.87
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 VII.............     1,104,277     671,871         --          --           --         --      319,791         --     374,328
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VII.............  $       7.79       10.46         --          --           --         --        11.06         --        8.85
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
                      Premier      Value    Small-Cap
                   Growth Equity  Equity   Value Equity
                       Fund        Fund        Fund
                   ------------- --------- ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370)..         --          --          --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..         --          --          --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..         --          --          --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..          --          --          --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..          --          --          --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...          --          --          --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..         --          --          --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..          --          --          --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..          --          --          --
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..   82,055,315         --          --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...          --    8,853,585         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..          --          --   20,129,068
Receivable from
 affiliate.......          --          --          --
Receivable for
 units sold......      172,263      92,443      71,644
                   ------------- --------- ------------
 Total assets....   82,227,578   8,946,028  20,200,712
                   ------------- --------- ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       52,034       7,542      10,209
Payable for units
 withdrawn.......          --          --          --
                   ------------- --------- ------------
 Total
  liabilities....       52,034       7,542      10,209
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders.. 82,175,544   8,938,486  20,190,503
 GE Life and
  Annuity
  Assurance
  Company........          --          --          --
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Outstanding
 units: Type I...       72,776         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 I...............         9.90         --          --
                   ============= ========= ============
Outstanding
 units: Type II..    2,201,591         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 II..............         9.83         --          --
                   ============= ========= ============
Outstanding
 units: Type
 III.............    4,926,747     375,400     764,830
                   ============= ========= ============
Net asset value
 per unit: Type
 III.............         9.79        9.18       12.06
                   ============= ========= ============
Outstanding
 units: Type IV..      419,925     118,284     108,992
                   ============= ========= ============
Net asset value
 per unit: Type
 IV..............         9.78        9.17       12.05
                   ============= ========= ============
Outstanding
 units: Type V...          207         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 V...............         8.75         --          --
                   ============= ========= ============
Outstanding
 units: Type VI..      679,903     321,742     603,772
                   ============= ========= ============
Net asset value
 per unit: Type
 VI..............         8.46        8.93       12.31
                   ============= ========= ============
Outstanding
 units: Type
 VII.............      203,781     172,415     181,000
                   ============= ========= ============
Net asset value
 per unit: Type
 VII.............         8.44        8.90       12.27
                   ============= ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Oppenheimer Variable
                                                                                        Account Funds -- Class
                                       Oppenheimer Variable Account Funds                      2 Shares
                          ------------------------------------------------------------- ----------------------
                                                                                                   Main Street
                                          Capital    Aggressive     High      Multiple    Global    Growth &
                                        Appreciation   Growth      Income    Strategies Securities   Income
                          Bond Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ------------- ------------ ----------- ----------- ---------- ---------- -----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA
  (11,600,900 shares;
  cost --
   $131,662,241)........  $ 130,046,087         --           --          --         --         --         --
 Capital Appreciation
  Fund/VA (8,234,732
  shares; cost --
   $328,923,934)........            --  301,226,488          --          --         --         --         --
 Aggressive Growth
  Fund/VA (4,809,102
  shares; cost --
   $284,083,190)........            --          --   195,826,647         --         --         --         --
 High Income Fund/VA
  (14,266,814 shares;
  cost --
   $144,904,288)........            --          --           --  121,838,594        --         --         --
 Multiple Strategies
  Fund/VA (5,885,540
  shares; cost --
   $92,928,859).........            --          --           --          --  90,637,320        --         --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares;
 at fair value (note 2):
 Global Securities
  Fund/VA (855,352
  shares; cost --
   $19,348,147).........            --          --           --          --         --  19,484,918        --
 Main Street Growth &
  Income Fund/VA
  (1,099,188 shares;
  cost -- $21,320,543)..            --          --           --          --         --         --  20,829,608
Receivable from
 affiliate..............            --          --           --          --         --         --         --
Receivable for units
 sold...................        183,211   1,239,513       48,451       9,858     52,688    479,802    225,572
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total assets...........    130,229,298 302,466,001  195,875,098 121,848,452 90,690,008 19,964,720 21,055,180
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        132,564     248,020      175,680      90,274     71,981     10,260     13,827
Payable for units
 withdrawn..............      1,931,743      34,413       80,664     141,183      3,399        --         --
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total liabilities......      2,064,307     282,433      256,344     231,457     75,380     10,260     13,827
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 128,164,991 302,183,568  195,618,754 121,616,995 90,614,628 19,954,460 21,041,353
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 I......................        522,745     684,426    1,046,982     682,884    609,630        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       24.03       55.03        43.88       30.71      32.74        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 II.....................      3,460,570   3,602,443    2,697,267   2,829,310  1,710,953        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       23.22       53.17        42.40       29.67      31.63        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 III....................      2,996,459   5,813,569    3,160,573   1,565,613  1,253,764    797,433    684,833
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       10.72       11.19        10.16        9.61      11.55       9.21       8.85
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 IV.....................        290,069     735,051      337,019     178,281    190,985     86,595    140,805
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       10.78       10.78         9.50        9.28      10.77       9.20       8.84
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 V......................            --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $         --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VI.....................            --          --           --          --         --   1,175,084  1,249,865
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $         --          --           --          --         --        8.14       7.98
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VII....................            --          --           --          --         --     276,877    473,200
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $         --          --           --          --         --        8.12       7.95
                          ============= ===========  =========== =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                Variable Insurance     Variable Insurance Products Fund
                           Variable Insurance Products Fund      Products Fund II                     III
                         ------------------------------------ ----------------------- -----------------------------------
                                                                 Asset                 Growth &      Growth
                         Equity-Income   Growth     Overseas    Manager   Contrafund    Income    Opportunities  Mid Cap
                           Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------------------- ---------- ----------- ----------- ----------- ------------- ---------
Investments in Variable Insurance
 Products Fund, at fair value (note
 2):
 Equity-Income
  Portfolio (25,664,825
  shares; cost --
   $577,901,893).......  $ 583,874,764         --         --          --          --          --          --        --
 Growth Portfolio
  (13,886,977 shares;
  cost --
   $569,404,055).......            --  466,741,285        --          --          --          --          --        --
 Overseas Portfolio
  (4,728,772 shares;
  cost --
   $86,181,753)........            --          --  65,635,357         --          --          --          --        --
Investments in Variable Insurance
 Products Fund II, at fair value (note
 2):
 Asset Manager
  Portfolio (19,141,528
  shares; cost --
   $297,401,103).......            --          --         --  277,743,572         --          --          --        --
 Contrafund Portfolio
  (20,142,862 shares;
  cost --
   $448,372,982).......            --          --         --          --  405,475,814         --          --        --
Investments in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income
  Portfolio (9,648,410
  shares;
  cost --
   $145,248,478).......            --          --         --          --          --  127,262,532         --        --
 Growth Opportunities
  Portfolio (3,862,164
  shares;
  cost --
   $77,673,465)........            --          --         --          --          --          --   58,434,546       --
 Mid Cap Portfolio
  (1,111 shares;
  cost -- $21,239).....            --          --         --          --          --          --          --     21,784
Receivable from
 affiliate.............            --       17,176          1         --       31,573         --          --        --
Receivable for units
 sold..................         47,053      60,376      8,315         403     114,115      11,335      27,379       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total assets..........    583,921,817 466,818,837 65,643,673 277,743,975 405,621,502 127,273,867  58,461,925    21,784
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        501,050     243,651     53,723     179,339     255,908     113,088      58,581         5
Payable for units
 withdrawn.............      1,641,975   3,052,549  2,449,600     103,908     144,644      48,961      98,125       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total liabilities.....      2,143,025   3,296,200  2,503,323     283,247     400,552     162,049     156,706         5
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 581,778,792 463,522,637 63,140,350 277,460,728 405,220,950 127,111,818  58,305,219    21,779
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 I.....................      2,514,863   1,923,051  1,258,600   6,746,394   1,463,180     346,968     220,327       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type I..........  $       43.63       52.86      20.72       27.58       25.87       14.71       10.83       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 II....................      9,234,283   4,744,104  1,347,035   2,740,751  10,463,953   5,388,110   3,701,867       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type II.........  $       42.16       51.08      20.02       26.75       25.42       14.54       10.70       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 III...................      6,973,887  12,207,225  1,013,208   1,657,965   9,684,799   4,216,916   2,034,188       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type III........  $       10.64        9.04       8.53        9.65        9.33        9.11        7.12       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 IV....................        917,825   1,048,860    179,907     220,652   1,229,421     607,616     268,664       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type IV.........  $        9.30        8.76       8.07        9.43        8.96        8.54        6.79       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 V.....................            --          --         --          --          --        6,651         194     2,055
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type V..........  $         --          --         --          --          --         8.97        7.54     10.60
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VI....................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VI.........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VII...................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VII........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Variable Insurance
                            Variable Insurance    Products Fund II --  Variable Insurance
                             Products Fund --                         Products Fund III --
                              Service Class 2       Service Class 2      Service Class 2
                          ----------------------- ------------------- ---------------------
                            Equity-                                    Growth &
                             Income      Growth       Contrafund        Income    Mid Cap
                           Portfolio   Portfolio       Portfolio      Portfolio  Portfolio
                          ------------ ---------- ------------------- ---------- ----------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (1,482,622 shares;
  cost -- $33,552,226)..  $ 33,492,435        --             --                         --
 Growth Portfolio
  (880,067 shares;
  cost -- $30,608,892)..           --  29,341,419            --              --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (1,308,270 shares;
  cost -- $26,826,072)..           --         --      26,165,400             --         --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Growth & Income
  Portfolio (972,304
  shares; cost --
  $12,825,477)..........           --         --             --       12,708,012        --
 Mid Cap Portfolio
  (1,626,263 shares;
  cost -- $30,399,344)..           --         --             --              --  31,695,863
Receivable from
 affiliate..............           --         --             --              --         --
Receivable for units
 sold...................       197,486     98,336        100,131         133,104    548,113
                          ------------ ----------     ----------      ---------- ----------
 Total assets...........    33,689,921 29,439,755     26,265,531      12,841,116 32,243,976
                          ------------ ----------     ----------      ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        17,166     15,386         13,608           6,702     16,121
Payable for units
 withdrawn..............           --         --             436             --         --
                          ------------ ----------     ----------      ---------- ----------
 Total liabilities......        17,166     15,386         14,044           6,702     16,121
                          ------------ ----------     ----------      ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 33,672,755 29,424,369     26,251,487      12,834,414 32,227,855
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 I......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type I...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 II.....................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type II..........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 III....................     1,400,128  1,258,983      1,052,251         500,280    923,291
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type III.........  $       9.80       7.97           8.87            8.98      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 IV.....................       124,443    272,129        215,181         103,917     82,604
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type IV..........  $       9.79       7.97           8.87            8.97      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 V......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type V...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VI.....................     1,247,800  1,934,977      1,382,517         566,471  1,749,762
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VI..........  $      10.31       6.79           8.08            8.76      10.18
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VII....................       570,855    603,088        476,256         280,032    403,825
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VII.........  $      10.28       6.77           8.06            8.74      10.14
                          ============ ==========     ==========      ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                      Federated Insurance
                                                                       Series -- Service
                               Federated Insurance Series                   Shares           Alger American Fund
                    ------------------------------------------------- ------------------- --------------------------
                                                        International
                      American      High                    Small            High             Small       LargeCap
                      Leaders    Income Bond  Utility      Company        Income Bond     Capitalization   Growth
                      Fund II      Fund II    Fund II      Fund II          Fund II         Portfolio     Portfolio
                    ------------ ----------- ---------- ------------- ------------------- -------------- -----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...  $103,063,004        --          --          --               --                --            --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....           --  56,977,797         --          --               --                --            --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....           --         --   45,844,242                          --                --            --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....           --         --          --    1,784,565                                --            --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....           --         --          --          --         7,281,671               --            --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...           --         --          --          --               --         93,786,022           --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...           --         --          --          --               --                --    281,624,042
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....           --         --          --          --               --                --            --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....           --         --          --          --               --                --            --
 Receivable from
 affiliate........           --         --          --          --               --                --            --
 Receivable for
 units sold.......        29,799  2,065,346         219       5,725           36,060           333,380     3,204,755
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
  Total assets....   103,092,803 59,043,143  45,844,461   1,790,290        7,317,731        94,119,402   284,828,797
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............        91,529     54,961      43,224         947            3,718            97,158       224,823
 Payable for units
 withdrawn........           241      3,072     172,900     473,620            1,158            19,202         5,612
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Total
 liabilities......        91,770     58,033     216,124     474,567            4,876           116,360       230,435
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  $103,001,033 58,985,110  45,628,337   1,315,723        7,312,855        94,003,042   284,598,362
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type I....       294,487    214,386     202,066         --               --            642,187       723,585
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 I................  $      17.01      13.98       14.67         --               --               8.64         19.07
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type II...     4,307,323  2,986,440   2,347,057         --               --          7,002,914     9,078,703
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 II...............  $      16.77      13.74       14.41         --               --               8.50         18.77
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type III..     2,224,709  1,497,811     988,491      60,091          309,175         3,603,281     9,699,706
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 III..............  $       9.98       8.85        7.95        6.97             9.96              7.03          9.11
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type IV...       397,695    197,752     129,702      16,924           45,977           528,445     1,392,133
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 IV...............  $       8.94       8.59        7.59        6.96             9.96              6.81          8.64
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type V....           --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 V................  $        --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VI...           --         --          --      111,247          267,415               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VI...............  $        --         --          --         5.78             9.19               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VII..           --         --          --       23,627          143,887               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VII..............  $        --         --          --         5.76             9.16               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
                    PBHG Insurance Series
                         Fund, Inc.
                    ---------------------
                       PBHG
                    Large Cap     PBHG
                      Growth   Growth II
                    Portfolio  Portfolio
                    ---------- ----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...         --         --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....         --         --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....         --         --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....         --         --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....         --         --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...         --         --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...         --         --
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....  43,349,891        --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....         --  30,064,309
 Receivable from
 affiliate........         --         --
 Receivable for
 units sold.......      28,718    113,099
                    ---------- ----------
  Total assets....  43,378,609 30,177,408
                    ---------- ----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............      59,986     24,240
 Payable for units
 withdrawn........         127    218,817
                    ---------- ----------
 Total
 liabilities......      60,113    243,057
                    ---------- ----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  43,318,496 29,934,351
                    ========== ==========
 Outstanding
 units: Type I....     193,697    274,022
                    ========== ==========
 Net asset value
 per unit: Type
 I................       17.08      10.83
                    ========== ==========
 Outstanding
 units: Type II...   2,370,270  2,517,899
                    ========== ==========
 Net asset value
 per unit: Type
 II...............       16.88      10.71
                    ========== ==========
 Outstanding
 units: Type III..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 III..............         --         --
                    ========== ==========
 Outstanding
 units: Type IV...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 IV...............         --         --
                    ========== ==========
 Outstanding
 units: Type V....         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 V................         --         --
                    ========== ==========
 Outstanding
 units: Type VI...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VI...............         --         --
                    ========== ==========
 Outstanding
 units: Type VII..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VII..............         --         --
                    ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                Janus Aspen Series
                         ------------------------------------------------------------------------------------------------
                          Aggressive               Worldwide               Flexible  International   Capital     Equity
                            Growth      Growth      Growth     Balanced     Income      Growth     Appreciation  Income
                          Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                         ------------ ----------- ----------- ----------- ---------- ------------- ------------ ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (11,438,599
  shares;
  cost --
   $515,476,264).......  $251,420,415         --          --          --         --           --           --       --
 Growth Portfolio
  (23,638,622 shares;
  cost --
   $614,896,850).......           --  469,935,813         --          --         --           --           --       --
 Worldwide Growth
  Portfolio (20,673,028
  shares;
  cost --
   $722,824,258).......           --          --  590,008,220         --         --           --           --       --
 Balanced Portfolio
  (24,635,625 shares;
  cost --
   $595,501,893).......           --          --          --  556,026,046        --           --           --       --
 Flexible Income
  Portfolio (7,452,633
  shares; cost --
  $87,803,513).........           --          --          --          --  86,897,706          --           --       --
 International Growth
  Portfolio (7,349,954
  shares;
  cost --
   $210,569,791).......           --          --          --          --         --   172,503,431          --
 Capital Appreciation
  Portfolio (13,591,530
  shares;
  cost --
   $377,265,526).......           --          --          --          --         --           --   281,616,509      --
 Equity Income
  Portfolio (146
  shares; cost --
   $2,661).............           --          --          --          --         --           --           --     2,374
Receivable from
 affiliate.............           --          --          --          --          95            4          --       --
Receivable for units
 sold..................       223,658          12         --      378,013      1,632          --     3,107,410      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total assets..........   251,644,073 469,935,825 590,008,220 556,404,059 86,899,433  172,503,435  284,723,919    2,374
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............       245,084     390,490     473,742     450,895     51,004      144,251      212,010        1
Payable for units
 withdrawn.............       110,953     430,420     270,503     332,644     44,010    7,876,127       43,386      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total liabilities.....       356,037     820,910     744,245     783,539     95,014    8,020,378      255,396        1
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $251,288,036 469,114,915 589,263,975 555,620,520 86,804,419  164,483,057  284,468,523    2,373
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 I.....................     1,019,009   2,307,263   2,399,672   1,775,829    395,265      594,436      575,386      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type I..........  $      24.16       22.97       30.58       22.31      15.17        18.02        20.25      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 II....................     5,965,824  12,018,045  13,140,429  15,654,099  3,772,527    5,720,325    7,276,570      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type II.........  $      23.67       22.50       29.95       21.96      14.93        17.77        20.02      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 III...................     9,149,067  15,640,723  11,168,696  14,470,083  2,013,676    4,093,422   12,492,110      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type III........  $       8.38        8.39        9.69       10.78      11.06        10.70         9.36      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 IV....................     1,217,251   1,819,775   1,487,500   1,591,602    200,610      784,857    1,245,067      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type IV.........  $       7.22        7.96        9.48       10.21      10.98        10.60         8.20      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 V.....................           --          --          --          --         941          320          649      287
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type V..........  $        --          --          --          --       11.13         6.38         6.67     8.27
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VI....................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VI.........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VII...................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VII........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                      Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------------------------------------------
                         Global Life    Global   Aggressive              Capital    Worldwide  International
                           Sciences   Technology   Growth     Growth   Appreciation   Growth      Growth      Balanced
                          Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------ ---------- ---------- ---------- ------------ ---------- ------------- ----------
Assets
Investments in Janus
 Aspen Series --
  Service Shares, at
 fair value (note 2):
 Global Life Sciences
  Portfolio (3,658,355
  shares;
  cost --
   $29,446,663)........  $ 28,352,253        --         --         --          --          --          --           --
 Global Technology
  Portfolio (5,529,800
  shares;
  cost --
   $33,402,760)........           --  22,561,582        --         --          --          --          --           --
 Aggressive Growth
  Portfolio (602,870
  shares;
  cost --
   $15,983,705)........           --         --  13,100,362        --          --          --          --           --
 Growth Portfolio
  (1,117,998 shares;
  cost --
   $25,282,190)........           --         --         --  22,091,640         --          --          --           --
 Capital Appreciation
  Portfolio (899,331
  shares;
  cost --
   $20,775,716)........           --         --         --         --   18,499,243         --          --           --
 Worldwide Growth
  Portfolio (869,581
  shares;
  cost --
   $27,475,729)........           --         --         --         --          --   24,678,713         --           --
 International Growth
  Portfolio (685,150
  shares;
  cost --
   $16,544,938)........           --         --         --         --          --          --   15,963,996          --
 Balanced Portfolio
  (2,201,670 shares;
  cost --
   $52,227,669)........           --         --         --         --          --          --          --    51,320,924
Receivable from
 affiliate.............           --         --         --         --          --          --            7          --
Receivable for units
 sold..................        22,730    143,021     50,217    151,420     106,957     174,092      29,098      327,113
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total assets..........    28,374,983 22,704,603 13,150,579 22,243,060  18,606,200  24,852,805  15,993,101   51,648,037
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        14,506     13,029      7,141     11,853       9,856      13,063       8,927       26,565
Payable for units
 withdrawn.............        34,681      1,489        --         --          --          --    4,200,320          --
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total liabilities.....        49,187     14,518      7,141     11,853       9,856      13,063   4,209,247       26,565
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 28,325,796 22,690,085 13,143,438 22,231,207  18,596,344  24,839,742  11,783,854   51,621,472
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 I.....................       200,905    150,593        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type I..........  $       9.42       4.22        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 II....................     1,018,589  1,801,374        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type II.........  $       9.38       4.21        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 III...................     1,091,617  2,037,391    595,649    839,635     543,083     793,669     484,214    1,718,954
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type III........  $       9.36       4.20       5.88       7.20        7.79        7.58        7.54         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 IV....................       154,798    275,684     46,629    121,973      96,923     227,777      48,624      236,619
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type IV.........  $       9.35       4.19       5.88       7.19        7.79        7.58        7.53         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 V.....................           --         --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type V..........  $         --        --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VI....................       490,003    972,418  1,979,778  1,965,673   1,732,144   2,117,193   1,007,056    2,682,847
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VI.........  $       8.79       4.11       3.96       6.16        6.50        6.23        6.11         9.01
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VII...................       103,526    185,853    386,562    521,222     362,926     629,158     264,963      972,626
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VII........  $       8.76       4.10       3.95       6.14        6.48        6.21        6.09         8.98
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable          Salomon Brothers
                              Insurance Trust         Variable Series Funds Inc.
                          ------------------------ --------------------------------
                                         Mid Cap                           Total
                           Growth and     Value    Strategic  Investors    Return
                          Income Fund     Fund     Bond Fund     Fund       Fund
                          ------------ ----------- ---------- ---------- ----------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,940,304 shares;
  cost -- $19,745,856)..  $ 18,103,039         --         --         --         --
 Mid Cap Value Fund
  (12,949,875 shares;
  cost --
   $139,556,527)........           --  146,204,085        --         --         --
Investments in Salomon
 Brothers Variable
 Series Funds Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (2,859,627 shares;
  cost -- $28,944,213)..           --          --  28,653,465        --         --
 Investors Fund
  (5,337,782 shares;
  cost -- $70,194,545)..           --          --         --  68,270,227        --
 Total Return Fund
  (1,488,749 shares;
  cost -- $15,693,036)..           --          --         --         --  15,468,099
Receivable from
 affiliate..............           --          --         --         --         --
Receivable for units
 sold...................        56,487   1,795,691      5,397        --       1,601
                          ------------ ----------- ---------- ---------- ----------
 Total assets...........    18,159,526 147,999,776 28,658,862 68,270,227 15,469,700
                          ------------ ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        12,353      82,743     15,059     35,418      8,565
Payable for units
 withdrawn..............         6,434     104,696  1,331,425  3,964,214        465
                          ------------ ----------- ---------- ---------- ----------
 Total liabilities......        18,787     187,439  1,346,484  3,999,632      9,030
                          ------------ ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 18,140,739 147,812,337 27,312,378 64,270,595 15,460,670
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 I......................        77,071     603,789     71,246    304,116     30,465
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       7.80       12.04      11.39      14.47      11.12
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 II.....................     1,149,638   5,607,364  1,168,074  1,905,832    598,880
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       7.73       11.93      11.30      14.35      11.03
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 III....................       831,759   4,778,066  1,091,102  2,548,515    780,272
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       8.74       14.26      11.01      11.76      10.29
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 IV.....................       173,565     436,048    118,221    239,512     49,020
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       7.97       12.64      10.90      10.65       9.94
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 V......................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VI.....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VII....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       AIM Variable Insurance Funds
                   -----------------------------------------------------------------------------------------------------
                     AIM V.I.    AIM V.I.                                       AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                     Capital    Aggressive    AIM V.I.    AIM V.I.               Capital   Growth &  Global   Government
                   Appreciation   Growth   New Technology  Growth    AIM V.I.  Development  Income  Utilities Securities
                       Fund        Fund         Fund        Fund    Value Fund    Fund       Fund     Fund       Fund
                   ------------ ---------- -------------- --------- ---------- ----------- -------- --------- ----------
Investments in AIM Variable
 Insurance Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation
  Fund (735,621
  shares;
  cost --
   $17,385,839)..  $ 15,977,692     --            --            --         --       --        --        --        --
 AIM V.I.
  Aggressive
  Growth Fund
  (836 shares;
  cost --
   $8,627).......           --    9,033           --            --         --       --        --        --        --
 AIM V.I. New
  Technology Fund
  (12,700 shares;
  cost --
   $80,609)......           --      --         53,465           --         --       --        --        --        --
 AIM V.I. Growth
  Fund (475,643
  shares;
  cost --
   $9,070,057)...           --      --            --      7,786,269        --       --        --        --        --
 AIM V.I. Value
  Fund (1,452,479
  shares;
  cost --
   $35,962,445)..           --      --            --            --  33,915,394      --        --        --        --
 AIM V.I. Capital
  Development
  Fund (411
  shares;
  cost --
   $4,878).......           --      --            --            --         --     4,903       --        --        --
 AIM V.I. Growth
  & Income Fund
  (13 shares;
  cost -- $266)..           --      --            --            --         --       --        271       --        --
 AIM V.I. Global
  Utilities Fund
  (78 shares;
  cost -- $465)..           --      --            --            --         --       --        --      1,051       --
 AIM V.I.
  Government
  Securities Fund
  (788 shares;
  cost --
   $9,041).......           --      --            --            --         --       --        --        --      9,090
Receivable from
 affiliate.......           --      --            --            --         --       --        --        --        --
Receivable for
 units sold......        11,854     --            --         28,365    146,318      --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total assets....    15,989,546   9,033        53,465     7,814,634 34,061,712    4,903       271     1,051     9,090
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         8,896       2            18         4,200     18,043        1         1         1         2
Payable for units
 withdrawn.......       188,395     --            --            384        --       --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total
  liabilities....       197,291       2            18         4,584     18,043        1         1         1         2
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $ 15,792,255   9,031        53,447     7,810,050 34,043,669    4,902       270     1,050     9,088
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type I...           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 I...............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type II..           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 II..............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 III.............       711,998     --            --        256,780  1,239,767      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 III.............  $       7.57     --            --           6.58       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type IV..        80,573     --            --         29,164    165,666      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 IV..............  $       7.56     --            --           6.57       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type V...         1,177   1,322        15,314           --         --       506        39       153       822
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 V...............  $       6.33    6.83          3.49           --         --      9.68      6.97      6.87     11.05
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type VI..     1,178,042     --            --        860,251  2,168,360      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VI..............  $       6.17     --            --           4.90       7.31      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 VII.............       409,321     --            --        351,148    818,340      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VII.............  $       6.15     --            --           4.88       7.29      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    MFS Variable Insurance Trust                  Dreyfus
                            --------------------------------------------- -----------------------
                                                                            Dreyfus
                                                                          Investment  The Dreyfus
                                MFS         MFS                           Portfolios-  Socially
                             Investors   Investors   MFS New      MFS      Emerging   Responsible
                            Growth Stock   Trust    Discovery   Utility     Markets     Growth
                               Series      Series     Series     Series    Portfolio  Fund, Inc.
                            ------------ ---------- ---------- ---------- ----------- -----------
Investments in MFS
 Variable Insurance Trust,
 at fair value (note 2):
 MFS Investors Growth
  Stock Series (1,645,894
  shares; cost--
  $17,473,236)............  $ 15,915,799        --         --         --         --          --
 MFS Investors Trust
  Series (628,460 shares;
  cost--$11,129,072).........        --  10,734,096        --         --         --          --
 MFS New Discovery Series
  (756,576 shares; cost--
  $11,152,565)............           --         --  11,515,089        --         --          --
 MFS Utility Series
  (886,647 shares; cost--
  $16,465,741)............           --         --         --  14,097,690        --          --
Investments in Dreyfus, at
 fair value (note 2)
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
  (303,096 shares; cost--
  $2,785,501).............           --         --         --         --   2,873,351         --
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. (218,202 shares;
  cost--$6,921,878).......           --         --         --         --         --    5,819,441
Receivable from
 affiliate................           --         --         --         --           2         --
Receivable for units
 sold.....................        64,363     34,982     25,716     44,548    351,264       4,526
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total assets.............    15,980,162 10,769,078 11,540,805 14,142,238  3,224,617   5,823,967
                            ------------ ---------- ---------- ----------  ---------   ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....         8,388      5,569      5,954      7,490      1,555       3,118
Payable for units
 withdrawn................           394        --         --         --         --          --
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total liabilities........         8,782      5,569      5,954      7,490      1,555       3,118
                            ------------ ---------- ---------- ----------  ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders..........  $ 15,971,380 10,763,509 11,534,851 14,134,748  3,223,062   5,820,849
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 I........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type I...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 II.......................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type II..................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 III......................       546,216    414,666    422,279    527,906     97,103      51,180
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type III.................  $       7.37       8.37       9.90       7.77      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 IV.......................        84,171     61,876     67,674     41,040     64,379      21,440
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type IV..................  $       7.36       8.36       9.90       7.76      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 V........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type V...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VI.......................     1,370,095    591,306    643,039    973,433    150,127     675,418
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VI..................  $       6.66       8.14       8.37       7.61       7.45        6.57
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VII......................       331,541    241,953    155,938    303,903     63,965     127,492
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VII.................  $       6.64       8.11       8.35       7.59       7.43        6.55
                            ============ ========== ========== ==========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                             Rydex
                                                                           Variable    Alliance Variable Products
                                   PIMCO Variable Insurance Trust            Trust          Series Fund, Inc.
                          ------------------------------------------------ --------- -------------------------------
                                        Long-Term                 Total
                           Foreign   U.S. Government High Yield   Return             Growth and  Premier
                             Bond         Bond          Bond       Bond                Income     Growth    Quasar
                          Portfolio     Portfolio    Portfolio  Portfolio  OTC Fund  Portfolio  Portfolio  Portfolio
                          ---------- --------------- ---------- ---------- --------- ---------- ---------- ---------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (267,560 shares;
  cost -- $2,583,699)...  $2,592,657          --            --         --        --         --         --        --
 Long-Term U.S.
  Government Bond
  Portfolio (2,199,169
  shares;
  cost -- $23,482,274)..         --    22,585,465           --         --        --         --         --        --
 High Yield Bond
  Portfolio (1,632,273
  shares; cost --
   $13,019,697).........         --           --     12,862,309        --        --         --         --
 Total Return Bond
  Portfolio (4,799,477
  shares; cost --
   $47,983,097).........         --           --            --  47,466,825                  --         --        --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (417,328
  shares; cost --
   $7,618,972)..........         --           --            --         --  6,176,459        --
Investments in Alliance
 Variable Products
 Series Fund Inc.,
 at fair value (note 2):
 Growth and Income
  Portfolio (2,796,980
  shares; cost --
   $62,383,124).........         --           --            --         --        --  61,617,463        --        --
 Premier Growth
  Portfolio (1,081,996
  shares; cost --
   $29,544,873).........         --           --            --         --        --         --  27,049,898       --
 Quasar Portfolio
  (439,588 shares;
  cost -- $4,380,596)...         --           --            --         --        --         --         --  4,387,087
Dividends Receivable....       7,820       83,609        81,314    135,713       --         --         --        --
Receivable from
 affiliate..............           2          --            --         --        --         --         --        --
Receivable for units
 sold...................      57,862      215,043       105,893    337,444    13,183    173,010    140,471     5,771
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total assets...........   2,658,341   22,884,117    13,049,516 47,939,982 6,189,642 61,790,473 27,190,369 4,392,858
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,266       11,897         6,632     24,743     3,456     32,058     14,527     2,344
Payable for units
 withdrawn..............         --           --            --         --        --     219,884        --        --
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total liabilities......       1,266       11,897         6,632     24,743     3,456    251,942     14,527     2,344
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,657,075   22,872,220    13,042,884 47,915,239 6,186,186 61,538,531 27,175,842 4,390,514
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 I......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type I...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 II.....................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type II..........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 III....................     143,308      783,091       561,545  1,441,065   236,367  2,101,249    970,931   158,564
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type III.........  $    10.87        10.82         10.19      10.89      5.58      10.51       8.04      9.04
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 IV.....................      23,078      132,087        67,250    397,634    18,702    340,210     68,468     2,245
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type IV..........  $    10.86        10.81         10.18      10.88      5.58      10.50       8.03      9.03
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 V......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type V...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VI.....................      60,992      734,864       455,975  1,662,057   985,138  2,564,812  2,070,574   332,400
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VI..........  $    11.01        11.58         10.01      11.29      3.89      10.59       6.53      7.44
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VII....................      16,136      386,285       207,597    810,937   239,875    825,837    813,964    62,503
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VII.........  $    10.98        11.55          9.98      11.26      3.88      10.56       6.51      7.42
                          ==========   ==========    ========== ========== ========= ========== ========== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                           Prudential Series Fund, Inc.,
                                    --------------------------------------------
                                     SP Prudential     SP Jennison    Prudential
                                     U.S. Emerging    International    Jennison
                                    Growth Portfolio Growth Portfolio Portfolio
                                    ---------------- ---------------- ----------
Assets
Investments in Prudential Series
 Fund, Inc., at fair value (note
 2):
 SP Prudential U.S. Emerging
  Growth Portfolio (11,920 shares;
  cost -- $84,502)................      $ 82,010             --            --
 SP Jennison International Growth
  Portfolio (3,167 shares; cost --
   $18,051).......................           --           17,195           --
 Prudential Jennsion Portfolio
  (2,184 shares; cost --
   $34,806).......................           --              --         40,294
Receivable from affiliate.........           --              --            --
Receivable for units sold.........           --              --            --
                                        --------          ------        ------
 Total assets.....................        82,010          17,195        40,294
                                        --------          ------        ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...............            42               8            21
Payable for units withdrawn.......           --              --            --
                                        --------          ------        ------
 Total liabilities................            42               8            21
                                        --------          ------        ------
Net assets attributable to
 variable deferred annuity
 contractholders..................      $ 81,968          17,187        40,273
                                        ========          ======        ======
Outstanding units: Type I.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type I..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type II........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 II...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type III.......         9,251           2,313         4,587
                                        ========          ======        ======
Net asset value per unit: Type
 III..............................      $   8.86            7.43          8.78
                                        ========          ======        ======
Outstanding units: Type IV........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 IV...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type V.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type V..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VI........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VI...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VII.......           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VII..............................      $    --              --            --
                                        ========          ======        ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                    GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                  S&P 500 Index  Money Market Total Return International   Real Estate   Global Income Mid-Cap Value
                      Fund           Fund         Fund      Equity Fund  Securities Fund     Fund       Equity Fund  Income Fund
                  -------------  ------------ ------------ ------------- --------------- ------------- ------------- -----------
                                                                   Year ended December 31, 2001
                  --------------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $  6,352,637    22,524,332    3,220,942      339,017      2,975,046           --       1,123,777    4,372,502
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      396,880       693,568      153,211       18,005         46,116         3,072         70,425      134,472
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,900,793     3,822,764    1,057,243      178,781        518,942        45,173        935,497      625,378
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    2,332,737     3,211,456      498,385       98,881        180,319           --         658,056      292,652
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      275,211       666,423       60,769       28,925         18,121           --          71,951       40,963
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          228         5,802           17          281             88           --              79           86
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      175,562       215,491          --           --             --            --          66,914          --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............       76,481        60,062          --           --             --            --          27,194          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net investment
 income
 (expense).......   (2,805,255)   13,848,766    1,451,317       14,144      2,211,460       (48,245)      (706,339)   3,278,951
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....  (27,829,368)          --    (1,039,644)  (8,717,479)     2,302,067      (205,182)     1,204,737    1,135,392
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (74,140,998)          --    (7,262,090)     575,436      1,789,059        62,272     (7,202,105)    (606,614)
 Capital gain
  distributions..    7,656,129           --     1,559,446      148,510        843,132           --       5,748,762          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (94,314,237)          --    (6,742,288)  (7,993,533)     4,934,258      (142,910)      (248,606)     528,778
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Increase
 (decrease) in
 net assets from
 operations...... $(97,119,492)   13,848,766   (5,290,971)  (7,979,389)     7,145,718      (191,155)      (954,945)   3,807,729
                  ============    ==========   ==========   ==========      =========      ========     ==========    =========
                  U.S. Equity Fund
                  ----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       576,370
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        22,106
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............       468,235
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............       511,438
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............        43,138
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           153
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............        33,676
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............        31,879
                  ----------------
Net investment
 income
 (expense).......      (534,255)
                  ----------------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....    (3,036,955)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (4,418,280)
 Capital gain
  distributions..       309,317
                  ----------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,145,918)
                  ----------------
Increase
 (decrease) in
 net assets from
 operations......    (7,680,173)
                  ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    GE Investments Funds, Inc. (Continued)
                               ------------------------------------------------
                               Premier Growth                   Small-Cap Value
                                Equity Fund   Value Equity Fund   Equity Fund
                               -------------- ----------------- ---------------
                                         Year ended December 31, 2001
                               ------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends...................  $    78,178         49,054            61,182
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)............        9,924            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)...........      314,352            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4)..........      673,723         22,885            45,454
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type IV (note 4)...........       55,494          6,004             3,254
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type V (note 4)............           18            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VI (note 4)...........       37,821         21,261            40,267
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VII (note 4)..........       13,111         11,118            14,059
                                -----------       --------         ---------
Net investment income
 (expense)....................   (1,026,265)       (12,214)          (41,852)
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss).....   (5,199,369)      (139,351)          (20,031)
 Unrealized appreciation
  (depreciation) on
  investments.................   (4,192,867)      (109,710)          707,039
 Capital gain distributions...    2,401,767            --            548,300
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments...   (6,990,469)      (249,061)        1,235,308
                                -----------       --------         ---------
Increase (decrease) in net
 assets from operations.......  $(8,016,734)      (261,275)        1,193,456
                                ===========       ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Oppenheimer Variable
                                                                                          Account Funds -- Class
                                     Oppenheimer Variable Account Funds                          2 Shares
                         ---------------------------------------------------------------  ----------------------
                                                                                                     Main Street
                                       Capital      Aggressive                 Multiple     Global    Growth &
                            Bond     Appreciation     Growth     High Income  Strategies  Securities   Income
                          Fund/VA      Fund/VA       Fund/VA       Fund/VA     Fund/VA     Fund/VA     Fund/VA
                         ----------  ------------  ------------  -----------  ----------  ---------- -----------
                                                                                                Year ended
                                        Year ended December 31, 2001                        December 31, 2001
                         ---------------------------------------------------------------  ----------------------
Investment income:
 Income -- Ordinary
  dividends............. $7,066,950    2,112,821      2,642,952   14,180,461   3,496,216     14,637     19,249
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    148,983      491,004        701,356      274,136     261,261        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............    973,765    2,889,376      2,027,855    1,297,966     756,609        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............    383,343    1,080,538        644,936      256,491     217,138     45,136     37,010
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............     40,896      135,312         73,716       26,207      32,130      4,734      8,736
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............        --           --             --           --          --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............        --           --             --           --          --      64,198     78,257
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............        --           --             --           --          --      16,039     35,435
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net investment income
 (expense)..............  5,519,963   (2,483,409)      (804,911)  12,325,661   2,229,078   (115,470)  (140,189)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (557,873) (11,087,954)   (50,964,900)  (8,284,890) (1,115,630)  (331,636)  (227,812)
 Unrealized appreciation
  (depreciation) on
  investments...........     16,457  (70,748,318)  (105,172,506)  (3,378,846) (5,582,683)   135,259   (433,474)
 Capital gain
  distributions.........        --    31,705,480     41,238,549          --    4,669,828    275,501        --
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments.........   (541,416) (50,130,792)  (114,898,857) (11,663,736) (2,028,485)    79,124   (661,286)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Increase (decrease) in
 net assets from
 operations............. $4,978,547  (52,614,201)  (115,703,768)     661,925     200,593    (36,346)  (801,475)
                         ==========  ===========   ============  ===========  ==========   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance Products    Variable Insurance Products Fund
                       Variable Insurance Products Fund                  Fund II                             III
                  -------------------------------------------  ----------------------------  ------------------------------------
                                                                                              Growth &       Growth
                  Equity-Income                    Overseas     Asset Manager   Contrafund     Income     Opportunities  Mid Cap
                    Portfolio    Growth Portfolio  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                  -------------  ---------------- -----------  --------------- ------------  -----------  ------------- ---------
                         Year ended December 31, 2001          Year ended December 31, 2001     Year ended December 31, 2001
                  -------------------------------------------  ----------------------------  ------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 10,751,729          457,109     4,520,673     14,387,162     3,829,792     1,773,855       298,008     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    1,438,105        1,438,350       392,211      2,469,735       518,473        63,943        33,221     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,854,544        3,917,344       460,487      1,123,116     4,148,292     1,165,069       630,361     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    1,064,975        1,902,773       168,130        256,609     1,482,285       601,388       287,296     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      117,776          170,501        49,887         34,259       184,441        86,446        32,038     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          --               --            364            --            --            236           102      39
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............          --               --            --             --            --            --            --      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............          --               --            --             --            --            --            --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net investment
 income
 (expense).......    2,276,329       (6,971,859)    3,449,594     10,503,443    (2,503,699)     (143,227)     (685,010)    (39)
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    1,178,829      (42,421,956)  (18,275,549)    (7,621,838)  (13,723,185)   (6,226,662)   (9,104,519)   (373)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (75,592,678)    (117,986,402)  (11,403,525)   (27,713,515)  (69,893,964)  (14,385,625)   (3,715,865)    462
 Capital gain
  distributions..   30,207,242       42,968,241     7,145,580      5,395,185    13,516,916     5,695,008           --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (44,206,607)    (117,440,117)  (22,533,494)   (29,940,168)  (70,100,233)  (14,917,279)  (12,820,384)     89
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Increase
 (decrease) in
 net assets from
 operations...... $(41,930,278)    (124,411,976)  (19,083,900)   (19,436,725)  (72,603,932)  (15,060,506)  (13,505,394)     50
                  ============     ============   ===========    ===========   ===========   ===========   ===========    ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Variable Insurance
                               Variable Insurance Products        Products Fund II --     Variable Insurance Products
                                 Fund -- Service Class 2            Service Class 2       Fund III -- Service Class 2
                         ---------------------------------------- -------------------- ---------------------------------
                                                                                       Growth & Income
                         Equity-Income Portfolio Growth Portfolio Contrafund Portfolio    Portfolio    Mid Cap Portfolio
                         ----------------------- ---------------- -------------------- --------------- -----------------
                                                                       Year ended
                              Year ended  December 31, 2001         December 31, 2001    Year ended December 31, 2001
                         ---------------------------------------- -------------------- ---------------------------------
Investment income:
 Income -- Ordinary
  dividends.............        $  35,135                2,854            32,381            26,281               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............           83,725               58,032            56,738            27,415            59,105
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............            7,584               13,290            13,265             6,465             6,203
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............           93,132              113,713            99,310            36,303           144,880
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............           43,673               36,595            45,953            28,216            33,598
                                ---------           ----------          --------          --------         ---------
Net investment income
 (expense)..............         (192,979)            (218,776)         (182,885)          (72,118)         (243,786)
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (315,764)            (624,990)         (204,654)         (171,603)          (75,666)
 Unrealized appreciation
  (depreciation) on
  investments...........         (122,220)          (1,026,349)         (632,281)          (98,935)        1,182,536
 Capital gain
  distributions.........          101,121              268,325           121,429            84,378               --
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments.........         (336,863)          (1,383,014)         (715,506)         (186,160)        1,106,870
                                ---------           ----------          --------          --------         ---------
Increase (decrease) in
 net assets from
 operations.............        $(529,842)          (1,601,790)         (898,391)         (258,278)          863,084
                                =========           ==========          ========          ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     Federated Insurance
                                                                          Series--
                            Federated Insurance Series                 Service Shares       Alger American Fund
                  -------------------------------------------------- ------------------- --------------------------
                                  High
                   American      Income                International                         Small       LargeCap
                    Leaders    Bond Fund    Utility    Small Company  High Income Bond   Capitalization   Growth
                    Fund II        II       Fund II       Fund II          Fund II         Portfolio     Portfolio
                  -----------  ----------  ----------  ------------- ------------------- -------------- -----------
                                                                         Year ended              Year ended
                           Year ended December 31, 2001               December 31, 2001      December 31, 2001
                  -------------------------------------------------- ------------------- --------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 1,436,630   6,110,043   1,826,389         --           128,479             54,701       787,133
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      63,599      51,942      42,710         --               --              88,242       200,956
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............   1,051,143     623,722     556,938         --               --             956,123     2,776,686
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     338,797     203,951     141,040       2,902           18,614            433,110     1,526,054
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      47,297      26,867      15,324       7,081            3,006             61,406       209,482
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --          --          --          --               --                 --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --          --          --        5,563           19,608                --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --          --          --        1,712           12,546                --            --
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net investment
 income
 (expense).......     (64,206)  5,203,561   1,070,377     (17,258)          74,705         (1,484,180)   (3,926,045)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,144,469) (8,341,037) (2,745,661)      7,681          (31,976)       (61,207,246)  (42,931,677)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (5,763,692)  3,591,100  (6,865,095)   (123,378)        (127,498)        17,664,751   (47,996,826)
 Capital gain
  distributions..     626,171         --          --          --               --                 --     42,682,659
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,281,990) (4,749,937) (9,610,756)   (115,697)        (159,474)       (43,542,495)  (48,245,844)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Increase
 (decrease) in
 net assets from
 operations...... $(6,346,196)    453,624  (8,540,379)   (132,955)         (84,769)       (45,026,675)  (52,171,889)
                  ===========  ==========  ==========    ========         ========        ===========   ===========
                      PBHG Insurance
                     Series Fund, Inc.
                  -------------------------
                  PBHG Large   PBHG Growth
                  Cap Growth       II
                   Portfolio    Portfolio
                  ------------ ------------
                        Year ended
                     December 31, 2001
                  -------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      52,792       48,079
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     646,200      477,344
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --           --
                  ------------ ------------
Net investment
 income
 (expense).......    (698,992)    (525,423)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (7,080,467) (38,829,351)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (11,211,227)  15,093,725
 Capital gain
  distributions..         --           --
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments..... (18,291,694) (23,735,626)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations...... (18,990,686) (24,261,049)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                   Aggressive                   Worldwide                 Flexible  International   Capital      Equity
                     Growth         Growth        Growth      Balanced     Income      Growth     Appreciation   Income
                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                  -------------  ------------  ------------  -----------  --------- ------------- ------------  ---------
                                                          Year ended December 31, 2001
                  -------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $         --        118,262     1,650,846    7,541,608  2,463,002      688,871    1,354,277       10
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       414,931       863,328     1,136,627      523,520     68,394      169,347      183,087      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     2,645,062     4,819,932     6,779,519    5,162,824    770,841    1,702,482    2,466,195      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     1,595,869     2,569,234     2,045,447    2,509,541    299,233      814,880    2,158,978      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       188,258       298,125       280,315      261,638     32,639      190,392      201,905      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           --            --            --           --          49          434          135       22
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............           --            --            --           --         --           --           --       --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............           --            --            --           --         --           --           --       --
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net investment
 income
 (expense).......    (4,844,120)   (8,432,357)   (8,591,062)    (915,915) 1,291,846   (2,188,664)  (3,656,023)     (12)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (128,912,280)  (54,089,115)  (42,755,845) (10,845,801) 1,049,200  (55,891,277) (39,949,820)     (58)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....   (67,252,755) (131,956,939) (167,495,927) (34,904,569)   140,773   (3,142,749) (59,003,007)    (196)
 Capital gain
  distributions..           --      1,446,229     1,639,605    7,596,286  2,195,762    1,324,240    2,703,264       65
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (196,165,035) (184,599,825) (208,612,167) (38,154,084) 3,385,735  (57,709,786) (96,249,563)    (189)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Increase
 (decrease) in
 net assets from
 operations...... $(201,009,155) (193,032,182) (217,203,229) (39,069,999) 4,677,581  (59,898,450) (99,905,586)    (201)
                  =============  ============  ============  ===========  =========  ===========  ===========     ====
                    High
                    Yield
                  Portfolio
                  ---------
Investment
 income:
 Income --
   Ordinary
  dividends......    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      5
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    --
                  ---------
Net investment
 income
 (expense).......     (5)
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (38)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     56
 Capital gain
  distributions..    --
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....     18
                  ---------
Increase
 (decrease) in
 net assets from
 operations......     13
                  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------------
                  Global Life    Global                                         Capital
                   Sciences    Technology      Aggressive                     Appreciation    Worldwide      International
                   Portfolio    Portfolio   Growth Portfolio Growth Portfolio  Portfolio   Growth Portfolio Growth Portfolio
                  -----------  -----------  ---------------- ---------------- ------------ ---------------- ----------------
                                                             Year ended December 31, 2001
                  ----------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --           --             --               --          35,742         17,277          26,025
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      21,551       10,882            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....     135,601      116,677            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...     158,173      139,060         23,344           43,969         28,988         38,626          26,320
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....      17,629       20,416          2,513            7,606          5,535          6,897          13,965
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....         --           --             --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....      41,668       48,317         92,118          137,544        126,277        142,035          62,588
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...       9,361        8,196         17,354           33,539         29,220         38,546          19,019
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net investment
 income
 (expense).......    (383,983)    (343,548)      (135,329)        (222,658)      (154,278)      (208,827)        (95,867)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (4,117,954) (10,473,844)    (1,568,985)      (1,313,020)      (848,263)      (603,314)       (322,660)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (2,286,189)  (2,173,041)    (2,037,458)      (2,594,017)    (1,843,183)    (2,275,379)       (424,899)
 Capital gain
  distributions..         --       152,466            --            30,785         86,152         29,300          41,249
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,404,143) (12,494,419)    (3,606,443)      (3,876,252)    (2,605,294)    (2,849,393)       (706,310)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Increase
 (decrease) in
 net assets from
 operations...... $(6,788,126) (12,837,967)    (3,741,772)      (4,098,910)    (2,759,572)    (3,058,220)       (802,177)
                  ===========  ===========     ==========       ==========     ==========     ==========        ========
                  Balanced
                  Portfolio
                  ----------
Investment
 income:
 Income --
   Ordinary
  dividends......  434,420
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...  102,671
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....   16,289
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....  196,631
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...   85,194
                  ----------
Net investment
 income
 (expense).......   33,635
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss).... (327,259)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (819,787)
 Capital gain
  distributions..  203,512
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments..... (943,534)
                  ----------
Increase
 (decrease) in
 net assets from
 operations...... (909,899)
                  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Goldman Sachs Variable      Salomon Brothers Variable
                            Insurance Trust               Series Funds Inc.
                         -----------------------  ---------------------------------
                         Growth and    Mid Cap    Strategic Investors      Total
                         Income Fund  Value Fund  Bond Fund    Fund     Return Fund
                         -----------  ----------  --------- ----------  -----------
                               Year ended                    Year ended
                           December 31, 2001             December 31, 2001
                         -----------------------  ---------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $    85,977   1,286,744  1,107,594    501,320    326,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............       6,450      68,856      8,184     41,641      3,519
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............     118,953     685,114    141,395    319,935     73,617
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............     107,114     904,296    146,007    490,653     98,127
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............      21,366      72,013     21,370     37,379      8,360
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............         --          --         --         --         --
                         -----------  ----------  --------- ----------   --------
Net investment income
 (expense)..............    (167,906)   (443,535)   790,638   (388,288)   142,593
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (668,820)  4,328,423    179,257 (2,465,542)   (36,171)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,110,839)   (883,608)    14,477 (2,069,678)  (308,694)
 Capital gain
  distributions.........         --    6,646,154        --     770,641        --
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,779,659) 10,090,969    193,734 (3,764,579)  (344,865)
                         -----------  ----------  --------- ----------   --------
Increase (decrease) in
 net assets from
 operations............. $(1,947,565)  9,647,434    984,372 (4,152,867)  (202,272)
                         ===========  ==========  ========= ==========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds
                  ----------------------------------------------------------------------------------------------------------
                    AIM V.I.     AIM V.I.   AIM V.I.                           AIM V.I.   AIM V.I.   AIM V.I.     AIM V.I.
                    Capital     Aggressive    New      AIM V.I.                 Capital   Growth &    Global     Government
                  Appreciation    Growth   Technology   Growth     AIM V.I.   Development  Income   Utilities    Securities
                      Fund         Fund       Fund       Fund     Value Fund     Fund       Fund       Fund         Fund
                  ------------  ---------- ---------- ----------  ----------  ----------- -------- ------------ ------------
                                                                                                   Period from  Period from
                                                                                                    January 4,   March 19,
                                                                                                     2001 to      2001 to
                                                                                                   December 31, December 31,
                                          Year ended December 31, 2001                                 2001         2001
                  -------------------------------------------------------------------------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --        --        1,155       18,118      43,067      --         --           15        264
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............      23,158       --          --        11,080      70,457      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       4,959       --          --         1,268       9,053      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         105        27         105          --          --        15         13          18         38
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      64,788       --          --        44,316     140,841      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............      28,941       --          --        20,720      56,487      --         --          --         --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net investment
 income
 (expense).......    (121,951)      (27)      1,050      (59,266)   (233,771)     (15)       (13)         (3)       226
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,143,306)     (420)       (777)    (534,407)   (596,280)    (124)      (375)     (1,843)       --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (1,045,492)      566     (25,931)  (1,004,200) (1,850,658)      25          5         586         49
 Capital gain
  distributions..   1,247,366       --       28,977          --      653,741      --         --           98        --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    (941,432)      146       2,269   (1,538,607) (1,793,197)     (99)      (370)     (1,159)        49
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Increase
 (decrease) in
 net assets from
 operations...... $(1,063,383)      119       3,319   (1,597,873) (2,026,968)    (114)      (383)     (1,162)       275
                  ===========      ====     =======   ==========  ==========     ====       ====      ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      MFS Variable Insurance Trust                                Dreyfus
                         -------------------------------------------------------  ----------------------------------------
                         MFS Investors     MFS                                    Dreyfus Investment  The Dreyfus Socially
                         Growth Stock   Investors       MFS New      MFS Utility  Portfolios-Emerging  Responsible Growth
                            Series     Trust Series Discovery Series   Series      Markets Portfolio       Fund, Inc.
                         ------------- ------------ ---------------- -----------  ------------------- --------------------
                                      Year ended December 31, 2001                      Year ended December 31, 2001
                         -------------------------------------------------------  ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     4,506       9,389            --         125,583          16,242                 3,821
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............       24,944      21,494         23,861         28,521           3,181                 2,688
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............        3,461       2,183          2,349          3,114           1,520                 1,008
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............       89,774      36,401         41,131         59,698           6,497                61,582
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............       22,864      14,420         11,508         24,491           1,237                 8,919
                          -----------    --------       --------     ----------         -------            ----------
Net investment income
 (expense)..............     (136,537)    (65,109)       (78,849)         9,759           3,807               (70,376)
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (412,945)    (97,333)      (137,496)      (353,704)          1,498              (142,691)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,370,533)   (390,183)       355,566     (2,386,030)        102,039            (1,061,003)
 Capital gain
  distributions.........       54,391      51,546         83,336        330,862             --                    --
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments.........   (1,729,087)   (435,970)       301,406     (2,408,872)        103,537            (1,203,694)
                          -----------    --------       --------     ----------         -------            ----------
Increase (decrease) in
 net assets from
 operations.............  $(1,865,624)   (501,079)       222,557     (2,399,113)        107,344            (1,274,070)
                          ===========    ========       ========     ==========         =======            ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Alliance Variable Products
                           PIMCO Variable Insurance Trust           Rydex Variable Trust        Series Fund, Inc.
                  ------------------------------------------------- -------------------- --------------------------------
                   Foreign     Long-Term    High Yield Total Return                      Growth and  Premier
                    Bond    U.S. Government    Bond        Bond                            Income     Growth     Quasar
                  Portfolio Bond Portfolio  Portfolio   Portfolio         OTC Fund       Portfolio  Portfolio   Portfolio
                  --------- --------------- ---------- ------------ -------------------- ---------- ----------  ---------
                                                                    Year ended December            Year ended
                            Year ended December 31, 2001                  31, 2001              December 31, 2001
                  ------------------------------------------------- -------------------- --------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......  $37,238      448,027       379,370     865,020               --         100,077         --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    8,596       46,084        28,492      91,591             9,998        130,225      48,779     8,340
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      433        7,764         2,528      30,811             1,144         20,066       5,004     2,111
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    4,577       66,615        30,871     124,561            43,702        178,617     132,823    20,057
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    1,171       32,270        14,671      64,896            12,106         68,317      58,210     4,943
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net investment
 income
 (expense).......   22,461      295,294       302,808     553,161           (66,950)      (297,148)   (244,816)  (35,451)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    3,393       37,851       (52,876)    125,115          (617,106)      (575,527)   (905,062) (267,565)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    9,015     (901,801)     (155,323)   (521,229)         (896,601)      (817,306) (2,097,646)   23,695
 Capital gain
  distributions..      --       749,489           --      846,727               --         775,214     809,253   117,347
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments.....   12,408     (114,461)     (208,199)    450,613        (1,513,707)      (617,619) (2,193,455) (126,523)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Increase
 (decrease) in
 net assets from
 operations......  $34,869      180,833        94,609   1,003,774        (1,580,657)      (914,767) (2,438,271) (161,974)
                   =======     ========      ========   =========        ==========       ========  ==========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Prudential Series Fund, Inc.
                         ---------------------------------------------------------
                           SP Prudential      SP Jennison         Prudential
                           U.S. Emerging     International         Jennison
                         Growth Portfolio  Growth Portfolio        Portfolio
                         ----------------- ----------------- ---------------------
                            Period from       Period from         Period from
                          July 9, 2001 to  August 6, 2001 to September 17, 2001 to
                         December 31, 2001 December 31, 2001   December 31, 2001
                         ----------------- ----------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends.............      $   --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............          477              66                  151
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............          --              --                   --
                              -------            ----                -----
Net investment income
 (expense)..............         (477)            (66)                (151)
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (55)            (41)                  13
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,492)           (856)               5,488
 Capital gain
  distributions.........          --              --                   --
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........       (2,547)           (897)               5,501
                              -------            ----                -----
Increase (decrease) in
 net assets from
 operations.............      $(3,024)           (963)               5,350
                              =======            ====                =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                     S&P 500                      Money
                                   Index Fund                  Market Fund
                            --------------------------  --------------------------
                                   Year ended                  Year ended
                                  December 31,                December 31,
                            --------------------------  --------------------------
                                2001          2000          2001          2000
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......          $ (2,805,255)   (3,727,490)   13,848,766    19,722,676
 Net realized gain
  (loss)..........           (27,829,368)   19,970,209           --            --
 Unrealized
  appreciation
  (depreciation)
  on investments..           (74,140,998) (107,689,426)          --            --
 Capital gain
  distributions...             7,656,129    13,424,428           --            --
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net
   assets from operations..  (97,119,492)  (78,022,279)   13,848,766    19,722,676
                            ------------  ------------  ------------  ------------
From capital
 transactions:
 Net premiums.....            53,679,836   127,498,768   227,354,709   516,269,471
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...            (7,007,692)   (4,472,501)   (6,219,119)   (4,485,872)
 Surrenders.......           (48,078,623)  (43,051,516) (194,807,725) (119,630,886)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............              (644,024)     (541,072)     (517,702)     (329,548)
 Transfer gain
  (loss) and
  transfer fees...              (293,198)   (1,375,102)     (431,559)   (6,376,318)
 Capital
  Contribution....                   --            --            --            --
 Transfers (to)
  from the
  Guarantee
  Account.........            38,496,549    77,494,301    23,010,841    32,507,913
 Interfund
  transfers.......           (13,907,382)  (10,791,405)  141,804,870  (411,698,590)
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            22,245,466   144,761,473   190,194,315     6,256,170
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets...........           (74,874,026)   66,739,194   204,043,081    25,978,846
Net assets at
 beginning of
 year.............           690,711,476   623,972,282   470,420,998   444,442,152
                            ------------  ------------  ------------  ------------
Net assets at end
 of period........          $615,837,450   690,711,476   674,464,079   470,420,998
                            ============  ============  ============  ============
                             GE Investments Funds, Inc.
                            ------------------------------------------------------------------------------------------------
                                     Total                International             Real Estate              Global
                                  Return Fund              Equity Fund            Securities Fund          Income Fund
                            ------------------------- ------------------------ ----------------------- ---------------------
                                  Year ended                Year ended              Year ended             Year ended
                                 December 31,              December 31,            December 31,           December 31,
                            ------------------------- ------------------------ ----------------------- ---------------------
                               2001         2000         2001        2000         2001        2000       2001       2000
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            1,451,317    1,681,290      14,144      (65,843)  2,211,460   2,793,738    (48,245)    47,423
 Net realized gain
  (loss)..........           (1,039,644)   1,764,433  (8,717,479)   1,378,982   2,302,067      62,643   (205,182)     2,808
 Unrealized
  appreciation
  (depreciation)
  on investments..           (7,262,090)  (4,412,545)    575,436  (13,842,761)  1,789,059  10,710,276     62,272     11,564
 Capital gain
  distributions...            1,559,446    4,900,944     148,510    7,179,272     843,132     297,755        --       5,993
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net
   assets from operations..  (5,290,971)   3,934,122  (7,979,389)  (5,350,350)  7,145,718  13,864,412   (191,155)    67,788
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
From capital
 transactions:
 Net premiums.....            5,910,782   16,786,233   1,670,370    5,764,524   2,426,706   3,297,363     40,407    126,539
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           (1,078,099)  (1,261,400)   (125,879)    (102,828)   (400,477)   (129,669)   (47,506)       --
 Surrenders.......          (11,790,492)  (8,222,688) (1,947,111)  (1,473,052) (4,157,768) (2,468,128)  (277,236)  (462,743)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............             (125,521)    (106,096)    (21,079)     (17,303)    (49,840)    (24,954)   (2,818)     (2,736)
 Transfer gain
  (loss) and
  transfer fees...              (43,462)    (147,987)     56,472     (128,946)      4,713      (1,836)      (159)  (194,245)
 Capital
  Contribution....                  --           --          --       (17,803)        --   (1,916,444)       --         --
 Transfers (to)
  from the
  Guarantee
  Account.........            3,570,776    9,007,289     822,919    1,626,671     895,187   1,559,033    276,439    403,611
 Interfund
  transfers.......           10,959,313      529,778    (179,436)     637,892   9,730,137  14,572,417     62,731   (262,258)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            7,403,297   16,585,129     276,256    6,289,155   8,448,658  14,891,454     51,858   (391,832)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets...........            2,112,326   20,519,251  (7,703,133)     938,805  15,594,376  28,755,866   (139,297)  (324,044)
Net assets at
 beginning of
 year.............          123,557,997  103,038,746  40,402,870   39,464,065  69,456,939  40,701,073  8,676,064  9,000,108
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Net assets at end
 of period........          125,670,323  123,557,997  32,699,737   40,402,870  85,051,315  69,456,939  8,536,767  8,676,064
                            ============ ============ =========== ============ =========== =========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        GE Investment Funds, Inc. (continued)
                    --------------------------------------------------------------------------------------------------
                         Mid-Cap Value                                                         Premier Growth Equity
                          Equity Fund               Income Fund          U.S. Equity Fund              Fund
                    -------------------------  ----------------------  ----------------------  ----------------------
                           Year ended               Year ended              Year ended              Year ended
                          December 31,             December 31,            December 31,            December 31,
                    -------------------------  ----------------------  ----------------------  ----------------------
                        2001         2000         2001        2000        2001        2000        2001        2000
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (706,339)    (190,364)  3,278,951   2,656,176    (534,255)   (337,308) (1,026,265)   (716,083)
 Net realized gain
  (loss)..........     1,204,737    1,651,495   1,135,392    (294,093) (3,036,955)    108,193  (5,199,369)    371,048
 Unrealized
  appreciation
  (depreciation)
  on investments..    (7,202,105)   2,214,711    (606,614)  2,124,354  (4,418,280) (4,004,706) (4,192,867) (7,604,056)
 Capital gain
  distributions...     5,748,762    3,455,693         --          --      309,317   3,130,459   2,401,767   3,960,555
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   operations.....      (954,945)   7,131,535   3,807,729   4,486,437  (7,680,173) (1,103,362) (8,016,734) (3,988,536)
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums.....    24,612,394   15,459,789   2,606,095   6,124,136  12,218,130  19,718,034  14,264,418  28,726,468
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (654,443)    (395,169)   (867,978)   (372,883)   (682,275)   (801,770)   (455,231)   (584,762)
 Surrenders.......    (8,675,913)  (6,032,126) (8,615,763) (5,195,117) (3,425,533) (2,230,307) (3,977,140) (2,359,784)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (106,400)     (57,184)    (78,405)    (47,847)    (65,664)    (35,435)    (53,347)    (23,454)
 Transfer gain
  (loss) and
  transfer fees...       (17,475)     (51,581)    (12,779)    (65,188)     (4,871)   (102,008)    (32,624)   (210,527)
 Capital
  Contribution....       (60,748)         --          --          --          --          --          --          --
 Transfers (to)
  from the
  Guarantee
  Account.........     9,259,849    8,049,992   2,050,352   3,780,622   6,552,859   8,019,690   5,459,372   8,688,279
 Interfund
  transfers.......    37,715,483    2,965,830  35,394,056   3,049,984  10,432,286   5,570,334   7,717,900   9,710,050
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    62,011,999   19,939,551  30,475,578   7,273,707  25,024,932  30,138,538  22,923,348  43,946,270
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets...........    61,117,802   27,071,086  34,283,307  11,760,144  17,344,759  29,035,176  14,906,614  39,957,734
Net assets at
 beginning of
 year.............   101,375,498   74,304,412  56,610,178  44,850,034  68,103,779  39,068,603  67,268,930  27,311,196
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
 of period........  $162,493,300  101,375,498  90,893,485  56,610,178  85,448,538  68,103,779  82,175,544  67,268,930
                    ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
                          Value Equity             Small-Cap Value
                              Fund                   Equity Fund
                    ------------------------- -------------------------
                                 Period from               Period from
                                 September 7,               July 25,
                     Year ended    2000 to     Year ended    2000 to
                    December 31, December 31, December 31, December 31,
                        2001         2000         2001         2000
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (12,214)        382        (41,852)       211
 Net realized gain
  (loss)..........    (139,351)     (1,303)       (20,031)       661
 Unrealized
  appreciation
  (depreciation)
  on investments..    (109,710)      2,845        707,039     20,760
 Capital gain
  distributions...         --          --         548,300        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    (261,275)      1,924      1,193,456     21,632
                    ------------ ------------ ------------ ------------
From capital
 transactions:
 Net premiums.....   6,800,445     180,257     10,214,695    208,441
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (16,286)        --         (47,355)       --
 Surrenders.......    (118,765)       (156)      (166,929)    (2,062)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (162)        --            (352)       --
 Transfer gain
  (loss) and
  transfer fees...      (6,310)       (310)        (4,031)       (95)
 Capital
  Contribution....         --          --             --         --
 Transfers (to)
  from the
  Guarantee
  Account.........   2,311,238      19,556      3,659,508     11,167
 Interfund
  transfers.......      28,330         --       5,102,428        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   8,998,490     199,347     18,757,964    217,451
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets...........   8,737,215     201,271     19,951,420    239,083
Net assets at
 beginning of
 year.............     201,271         --         239,083        --
                    ------------ ------------ ------------ ------------
Net assets at end
 of period........   8,938,486     201,271     20,190,503    239,083
                    ============ ============ ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                    ---------------------------------------------------------------------------------------------------------
                                               Capital Appreciation
                         Bond Fund/VA                 Fund/VA           Aggressive Growth Fund/VA     High Income Fund/VA
                    ------------------------  ------------------------  --------------------------  ------------------------
                          Year ended                Year ended                 Year ended                 Year ended
                         December 31,              December 31,               December 31,               December 31,
                    ------------------------  ------------------------  --------------------------  ------------------------
                        2001         2000        2001         2000          2001          2000         2001         2000
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  5,519,963   5,002,237   (2,483,409)  (4,213,202)     (804,911)   (6,045,898)  12,325,661   13,660,678
 Net realized gain
  (loss)..........      (557,873) (1,426,644) (11,087,954)  19,535,882   (50,964,900)   55,535,692   (8,284,890)  (5,751,459)
 Unrealized
  appreciation
  (depreciation)
  on investments..        16,457     116,272  (70,748,318) (46,098,627) (105,172,506) (134,489,391)  (3,378,846) (15,280,576)
 Capital gain
  distributions...           --          --    31,705,480   20,108,476    41,238,549    15,829,517          --           --
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     4,978,547   3,691,865  (52,614,201) (10,667,471) (115,703,768)  (69,170,080)     661,925   (7,371,357)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     3,943,874   9,691,839   16,716,609   59,748,019     9,142,218    69,621,179    2,824,717    9,101,537
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,508,046)   (864,694)  (2,273,259)  (2,553,573)   (1,641,962)   (1,741,348)  (2,537,212)  (1,007,129)
 Surrenders.......   (11,634,260) (9,068,522) (29,096,438) (29,810,167)  (28,585,470)  (54,966,024) (16,756,411) (25,029,783)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (102,505)    (70,666)    (334,224)    (281,927)     (302,570)     (462,687)    (147,431)    (146,355)
 Transfer gain
  (loss) and
  transfer fees...       (28,073)    (79,986)     154,986     (879,392)      420,952    (1,826,710)     (16,902)      45,502
 Transfers (to)
  from the
  Guarantee
  Account.........     3,030,693   7,069,979    7,044,523   20,075,192     5,179,574    13,411,217    2,174,630    6,762,395
 Interfund
  transfers.......    44,650,920  (2,002,496)   7,550,652   37,734,556   (38,875,634)   52,786,754      741,249  (15,160,553)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    38,352,603   4,675,454     (237,151)  84,032,708   (54,662,892)   76,822,381  (13,717,360) (25,434,386)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........    43,331,150   8,367,319  (52,851,352)  73,365,237  (170,366,660)    7,652,301  (13,055,435) (32,805,743)
Net assets at
 beginning of
 year.............    84,833,841  76,466,522  355,034,920  281,669,683   365,985,414   358,333,113  134,672,430  167,478,173
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $128,164,991  84,833,841  302,183,568  355,034,920   195,618,754   365,985,414  121,616,995  134,672,430
                    ============  ==========  ===========  ===========  ============  ============  ===========  ===========
                      Multiple Strategies
                            Fund/VA
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    2,229,078    2,617,992
 Net realized gain
  (loss)..........   (1,115,630)   1,642,307
 Unrealized
  appreciation
  (depreciation)
  on investments..   (5,582,683)  (5,637,908)
 Capital gain
  distributions...    4,669,828    5,372,892
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....      200,593    3,995,283
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    2,804,619    8,798,942
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (694,590)    (704,181)
 Surrenders.......  (11,457,548) (10,038,159)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (108,360)     (99,381)
 Transfer gain
  (loss) and
  transfer fees...       47,790        2,261
 Transfers (to)
  from the
  Guarantee
  Account.........    2,022,880    3,123,650
 Interfund
  transfers.......   13,595,628   (1,616,513)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    6,114,839     (533,381)
                    ------------ ------------
Increase
 (decrease) in net
 assets...........    6,315,432    3,461,902
Net assets at
 beginning of
 year.............   84,299,196   80,837,294
                    ------------ ------------
Net assets at end
 of period........   90,614,628   84,299,196
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Oppenheimer Variable Account Funds -- Class 2 Shares
                          ------------------------------------------------------------
                                                             Main Street Growth &
                            Global Securities Fund/VA           Income Fund/VA
                          ------------------------------ -----------------------------
                                          Period from                   Period from
                           Year ended   July 14, 2000 to  Year ended  July 14, 2000 to
                          December 31,    December 31,   December 31,   December 31,
                              2001            2000           2001           2000
                          ------------  ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (115,470)       (2,379)        (140,189)       (3,937)
 Net realized gain
  (loss)................     (331,636)       (5,305)        (227,812)      (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........      135,259         1,512         (433,474)      (57,461)
 Capital gain
  distributions.........      275,501           --               --            --
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........      (36,346)       (6,172)        (801,475)      (84,786)
                          -----------       -------       ----------     ---------
From capital
 transactions:
 Net premiums...........   12,621,837       900,489       12,067,940     1,367,356
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,193)          --           (80,339)          --
 Surrenders.............     (256,596)       (5,167)        (358,506)       (6,856)
 Cost of insurance and
  administrative expense
  (note 4)..............         (651)          --              (941)          --
 Transfer gain (loss)
  and transfer fees.....        2,171            90           (8,947)      177,875
 Transfers (to) from the
  Guarantee Account.....    5,776,773        58,479        7,740,856       319,676
 Interfund transfers....      890,248        33,498          786,289       (76,789)
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   19,009,589       987,389       20,146,352     1,781,262
                          -----------       -------       ----------     ---------
Increase (decrease) in
 net assets.............   18,973,243       981,217       19,344,877     1,696,476
Net assets at beginning
 of year................      981,217           --         1,696,476           --
                          -----------       -------       ----------     ---------
Net assets at end of
 period.................  $19,954,460       981,217       21,041,353     1,696,476
                          ===========       =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Variable Insurance Products Fund
                    -------------------------------------------------------------------------------
                    Equity-Income Portfolio        Growth Portfolio          Overseas Portfolio
                    -------------------------  --------------------------  ------------------------
                           Year ended                 Year ended                 Year ended
                          December 31,               December 31,               December 31,
                    -------------------------  --------------------------  ------------------------
                        2001         2000          2001          2000         2001         2000
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  2,276,329    2,824,466    (6,971,859)   (8,976,031)   3,449,594      241,403
 Net realized gain
  (loss)..........     1,178,829   13,511,052   (42,421,956)   43,916,327  (18,275,549)  (2,901,355)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (75,592,678) (18,523,201) (117,986,402) (203,701,580) (11,403,525) (31,389,426)
 Capital gain
  distributions...    30,207,242   42,686,468    42,968,241    74,486,477    7,145,580   11,390,996
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (41,930,278)  40,498,785  (124,411,976)  (94,274,807) (19,083,900) (22,658,382)
                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....    13,482,354   29,044,681    15,442,813   116,182,870    3,258,924   11,672,112
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (5,351,252)  (4,817,747)   (4,540,521)   (4,586,633)    (358,341)    (688,405)
 Surrenders.......   (75,266,482) (77,427,473)  (58,135,804)  (89,018,584) (11,801,792) (19,877,774)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (663,726)    (660,416)     (678,066)     (775,185)    (115,760)    (171,370)
 Transfer gain
  (loss) and
  transfer fees...        15,429     (115,750)      141,103    (1,080,619)     175,065   (1,382,526)
 Transfers (to)
  from the
  Guarantee
  Account.........     5,636,571   19,866,829    11,551,305    36,567,616      970,603    3,280,561
 Interfund
  transfers.......    32,329,189  (43,608,725)  (40,706,964)   28,709,583   (7,775,715)  (1,908,338)
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (29,817,917) (77,718,601)  (76,926,134)   85,999,048  (15,647,016)  (9,075,740)
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (71,748,195) (37,219,816) (201,338,110)   (8,275,759) (34,730,916) (31,734,122)
Net assets at
 beginning of
 year.............   653,526,987  690,746,803   664,860,747   673,136,506   97,871,266  129,605,388
                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $581,778,792  653,526,987   463,522,637   664,860,747   63,140,350   97,871,266
                    ============  ===========  ============  ============  ===========  ===========
                           Variable Insurance Products Fund II
                    ------------------------------------------------------
                    Asset Manager Portfolio      Contrafund Portfolio
                    -------------------------- ---------------------------
                           Year ended                 Year ended
                          December 31,               December 31,
                    -------------------------- ---------------------------
                       2001          2000          2001          2000
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   10,503,443     9,715,278    (2,503,699)   (5,711,237)
 Net realized gain
  (loss)..........   (7,621,838)    9,628,050   (13,723,185)   18,832,496
 Unrealized
  appreciation
  (depreciation)
  on investments..  (27,713,515)  (75,223,151)  (69,893,964) (124,566,797)
 Capital gain
  distributions...    5,395,185    34,925,087    13,516,916    66,140,474
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   operations.....  (19,436,725)  (20,954,736)  (72,603,932)  (45,305,064)
                    ------------ ------------- ------------- -------------
From capital
 transactions:
 Net premiums.....    2,747,180    13,436,965     8,964,960    80,497,330
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (2,199,971)   (3,112,604)   (3,332,230)   (2,330,087)
 Surrenders.......  (60,060,644)  (86,541,341)  (38,653,688)  (47,628,051)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............     (660,441)     (889,216)     (460,392)     (445,079)
 Transfer gain
  (loss) and
  transfer fees...        6,302       (27,248)      187,230    (8,762,534)
 Transfers (to)
  from the
  Guarantee
  Account.........      891,816     7,050,447     7,774,752    33,041,730
 Interfund
  transfers.......   (8,725,157)  (20,530,181)  (33,044,396)    5,787,334
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...  (68,000,915)  (90,613,178)  (58,563,764)   60,160,643
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets...........  (87,437,640) (111,567,914) (131,167,696)   14,855,579
Net assets at
 beginning of
 year.............  364,898,368   476,466,282   536,388,646   521,533,067
                    ------------ ------------- ------------- -------------
Net assets at end
 of period........  277,460,728   364,898,368   405,220,950   536,388,646
                    ============ ============= ============= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                  Portfolio                 Mid Cap Portfolio
                          -------------------------  ------------------------  -------------------------------
                                                                                               Period from
                          Year ended December 31,    Year ended December 31,    Year ended  September 21, 2000
                          -------------------------  ------------------------  December 31,  to December 31,
                              2001         2000         2001         2000          2001            2000
                          ------------  -----------  -----------  -----------  ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (143,227)    (499,119)    (685,010)    (123,662)       (39)             4
 Net realized gain
  (loss)................    (6,226,662)     (45,404)  (9,104,519)  (1,855,073)      (373)           --
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,385,625) (14,786,076)  (3,715,865) (22,990,080)       462             83
 Capital gain
  distributions.........     5,695,008    8,810,533          --     6,180,953        --             --
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   operations...........   (15,060,506)  (6,520,066) (13,505,394) (18,787,862)        50             87
                          ------------  -----------  -----------  -----------     ------          -----
From capital
 transactions:
 Net premiums...........     5,877,531   27,032,315    2,591,363   14,411,382      1,270            945
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........    (1,424,095)    (785,394)    (464,333)    (559,722)       --             --
 Surrenders.............    (8,824,078)  (7,938,284)  (4,262,235)  (6,473,880)       (81)           --
 Cost of insurance and
  administrative expense
  (note 4)..............      (130,627)    (104,471)     (77,633)     (75,950)       --             --
 Transfer gain (loss)
  and transfer fees.....        19,770     (208,172)      (7,602)    (217,427)        14             (7)
 Transfers (to) from the
  Guarantee Account.....     4,980,806   17,374,450      778,037    8,008,572        --             --
 Interfund transfers....       690,658   (8,077,157) (14,455,911)  (9,324,271)    18,248          1,253
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   capital
   transactions.........     1,189,965   27,293,287  (15,898,314)   5,768,704     19,451          2,191
                          ------------  -----------  -----------  -----------     ------          -----
Increase (decrease) in
 net assets.............   (13,870,541)  20,773,221  (29,403,708) (13,019,158)    19,501          2,278
Net assets at beginning
 of year................   140,982,359  120,209,138   87,708,927  100,728,085      2,278            --
                          ------------  -----------  -----------  -----------     ------          -----
Net assets at end of
 period.................  $127,111,818  140,982,359   58,305,219   87,708,927     21,779          2,278
                          ============  ===========  ===========  ===========     ======          =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                         Variable Insurance Products
                              Variable Insurance Products Fund -- Service Class 2        Fund II -- Service Class 2
                          ------------------------------------------------------------- -----------------------------
                             Equity-Income Portfolio            Growth Portfolio            Contrafund Portfolio
                          ------------------------------- ----------------------------- -----------------------------
                                                                         Period from                   Period from
                           Year ended      Period from     Year ended  July 14, 2000 to  Year ended  July 24, 2000 to
                          December 31,  August 1, 2000 to December 31,   December 31,   December 31,   December 31,
                              2001      December 31, 2000     2001           2000           2001           2000
                          ------------  ----------------- ------------ ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (192,979)         (3,756)       (218,776)       (8,679)       (182,885)       (7,510)
 Net realized gain
  (loss)................     (315,764)          5,134        (624,990)      (37,243)       (204,654)      (19,931)
 Unrealized appreciation
  (depreciation) on
  investments...........     (122,220)         62,429      (1,026,349)     (241,124)       (632,281)      (28,391)
 Capital gain
  distributions.........      101,121             --          268,325           --          121,429           --
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (529,842)         63,807      (1,601,790)     (287,046)       (898,391)      (55,832)
                          -----------       ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........   22,344,669       1,333,182      18,991,410     3,018,407      18,046,670     2,943,391
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (146,412)            --          (73,208)      (36,317)          1,731           --
 Surrenders.............     (646,452)         (6,346)       (508,006)       (8,925)       (502,559)      (22,491)
 Cost of insurance and
  administrative expense
  (note 4)..............         (854)            --           (1,696)          --           (1,351)          --
 Transfer gain (loss)
  and transfer fees.....        5,779          (2,869)        (22,131)       (4,900)         (2,059)       (3,844)
 Transfers (to) from the
  Guarantee Account.....    9,935,895         142,984       8,582,547       355,809       5,490,782       414,773
 Interfund transfers....    1,050,166         129,048         972,665        47,550         776,426        64,241
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   32,542,791       1,595,999      27,941,581     3,371,624      23,809,640     3,396,070
                          -----------       ---------      ----------     ---------      ----------     ---------
Increase (decrease) in
 net assets.............   32,012,949       1,659,806      26,339,791     3,084,578      22,911,249     3,340,238
Net assets at beginning
 of year................    1,659,806             --        3,084,578           --        3,340,238           --
                          -----------       ---------      ----------     ---------      ----------     ---------
Net assets at end of
 period.................  $33,672,755       1,659,806      29,424,369     3,084,578      26,251,487     3,340,238
                          ===========       =========      ==========     =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Variable Insurance Products Fund III -- Service Class 2
                          -----------------------------------------------------------
                            Growth & Income Portfolio         Mid Cap Portfolio
                          ------------------------------ ----------------------------
                                          Period from                   Period from
                           Year ended   July 26, 2000 to  Year ended  August 11, 2000
                          December 31,    December 31,   December 31, to December 31,
                              2001            2000           2001          2000
                          ------------  ---------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (72,118)        (3,630)       (243,786)        1,936
 Net realized gain
  (loss)................     (171,603)       (13,831)        (75,666)       (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........      (98,935)       (18,530)      1,182,536       113,983
 Capital gain
  distributions.........       84,378            --              --            --
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (258,278)       (35,991)        863,084       109,782
                          -----------      ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........    7,777,890      1,339,564      17,365,942     2,645,431
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,619)           --         (138,580)          --
 Surrenders.............     (294,513)        (3,145)       (438,357)      (15,144)
 Cost of insurance and
  administrative expense
  (note 4)..............         (383)           --           (1,588)          --
 Transfer gain (loss)
  and transfer fees.....        1,307         (1,546)          6,368        (7,924)
 Transfers (to) from the
  Guarantee Account.....    3,018,193         72,388      10,171,338       352,023
 Interfund transfers....    1,199,190         44,357       1,267,541        47,939
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   11,677,065      1,451,618      28,232,664     3,022,325
                          -----------      ---------      ----------     ---------
Increase (decrease) in
 net assets.............   11,418,787      1,415,627      29,095,748     3,132,107
Net assets at beginning
 of year................    1,415,627            --        3,132,107           --
                          -----------      ---------      ----------     ---------
Net assets at end of
 period.................  $12,834,414      1,415,627      32,227,855     3,132,107
                          ===========      =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Federated Insurance Series
                    -----------------------------------------------------------------------------------------------------
                            American                High Income               Utility                 International
                       Leaders Fund II             Bond Fund II               Fund II             Small Company Fund II
                    -------------------------  ----------------------  -----------------------  -------------------------
                                                                                                             Period from
                           Year ended               Year ended               Year ended                       August 15,
                          December 31,             December 31,             December 31,         Year ended    2000 to
                    -------------------------  ----------------------  -----------------------  December 31, December 31,
                        2001         2000         2001        2000        2001         2000         2001         2000
                    ------------  -----------  ----------  ----------  -----------  ----------  ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (64,206)    (476,088)  5,203,561   4,745,880    1,070,377     949,069     (17,258)       (295)
 Net realized gain
  (loss)..........    (1,144,469)    (489,663) (8,341,037) (3,675,304)  (2,745,661)    165,708       7,681      (5,800)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (5,763,692)    (715,898)  3,591,100  (7,353,864)  (6,865,095) (8,635,890)   (123,378)     (1,730)
 Capital gain
  distributions...       626,171    2,763,969         --          --           --    1,180,071         --          --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,346,196)   1,082,320     453,624  (6,283,288)  (8,540,379) (6,341,042)   (132,955)     (7,825)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
From capital
 transactions:
 Net premiums.....     3,754,852   11,034,078   1,517,968   7,231,843    1,359,898   6,981,629     867,261     126,697
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,062,185)    (953,128)   (731,236)   (833,035)    (682,892)   (425,673)        --          --
 Surrenders.......    (7,702,167)  (7,036,500) (5,006,419) (5,255,105)  (4,394,068) (4,798,773)   (266,055)     (1,406)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (109,765)     (84,831)    (52,590)    (47,029)     (54,050)    (51,488)        (10)        --
 Transfer gain
  (loss) and
  transfer fees...        (9,119)    (186,756)     (1,455)    (38,347)      13,107    (199,196)     23,768        (217)
 Transfers (to)
  from the
  Guarantee
  Account.........     2,135,155    6,923,285   1,768,565   5,130,885    1,773,509   5,148,543     488,719       2,509
 Interfund
  transfers.......     8,473,822   (7,892,946)   (145,296) (5,877,661)  (1,454,651) (2,027,087)    247,616     (32,379)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     5,480,593    1,803,202  (2,650,463)    311,551   (3,439,147)  4,627,955   1,361,299      95,204
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Increase
 (decrease) in net
 assets...........      (865,603)   2,885,522  (2,196,839) (5,971,737) (11,979,526) (1,713,087)  1,228,344      87,379
Net assets at
 beginning of
 year.............   103,866,636  100,981,114  61,181,949  67,153,686   57,607,863  59,320,950      87,379         --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Net assets at end
 of period........  $103,001,033  103,866,636  58,985,110  61,181,949   45,628,337  57,607,863   1,315,723      87,379
                    ============  ===========  ==========  ==========  ===========  ==========   =========     =======
                       Federated Insurance
                    Series -- Service Shares
                    -------------------------
                           High Income
                          Bond Fund II
                    -------------------------
                                 Period from
                                  August 8,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------ --- --- ---
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      74,705        (995)
 Net realized gain
  (loss)..........     (31,976)     (9,685)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (127,498)     (3,199)
 Capital gain
  distributions...         --          --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....     (84,769)    (13,879)
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   4,173,898     390,819
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (57,383)        --
 Surrenders.......    (146,779)     (1,299)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (726)        --
 Transfer gain
  (loss) and
  transfer fees...         643         703
 Transfers (to)
  from the
  Guarantee
  Account.........   2,210,134      50,025
 Interfund
  transfers.......     791,468         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   6,971,255     440,248
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   6,886,486     426,369
Net assets at
 beginning of
 year.............     426,369         --
                    ------------ ------------
Net assets at end
 of period........   7,312,855     426,369
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Alger American Fund                            PBHG Insurance Series Fund, Inc.
                   -----------------------------------------------------  --------------------------------------------------
                     Small Capitalization          LargeCap Growth         PBHG Large Cap Growth        PBHG Growth II
                           Portfolio                  Portfolio                  Portfolio                 Portfolio
                   --------------------------  -------------------------  ------------------------  ------------------------
                          Year ended                  Year ended                Year ended                Year ended
                         December 31,                December 31,              December 31,              December 31,
                   --------------------------  -------------------------  ------------------------  ------------------------
                       2001          2000         2001          2000         2001         2000         2001         2000
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $ (1,484,180)   (2,365,879)  (3,926,045)   (5,404,634)    (698,992)    (647,896)    (525,423)    (828,457)
 Net realized
  gain (loss)....   (61,207,246)  (13,564,336) (42,931,677)   12,399,667   (7,080,467)   4,923,187  (38,829,351)   7,169,087
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    17,664,751  (104,785,153) (47,996,826) (126,629,614) (11,211,227) (14,212,318)  15,093,725  (28,965,467)
 Capital gain
  distributions..           --     63,049,078   42,682,659    49,596,493          --     1,489,256          --     1,332,107
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from
   operations....   (45,026,675)  (57,666,290) (52,171,889)  (70,038,088) (18,990,686)  (8,447,771) (24,261,049) (21,292,730)
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums....     3,991,956    43,273,829   10,885,327    94,876,142    3,134,205   14,020,989    1,712,799   15,812,918
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..      (685,700)     (681,256)  (2,849,666)   (2,722,335)    (487,213)    (169,019)    (150,406)    (312,980)
 Surrenders......    (7,799,646)  (11,283,784) (23,692,973)  (23,426,161)  (3,581,628)  (3,050,788)  (3,117,409)  (4,817,933)
 Cost of
  insurance and
  administrative
  expense (note
  4).............      (107,603)     (117,397)    (314,849)     (265,904)     (54,308)     (32,221)     (46,788)     (45,635)
 Transfer gain
  (loss) and
  transfer fees..      (107,032)     (400,586)    (149,684)     (837,839)      44,591      (56,520)     116,250     (191,764)
 Transfers (to)
  from the
  Guarantee
  Account........     3,111,557    12,959,642    7,695,023    33,282,694    5,185,091   11,734,832    3,559,047   10,753,811
 Interfund
  transfers......    (4,985,946)   15,469,460  (25,001,077)   16,715,718   (1,805,855)  22,671,141   (6,752,020)  26,319,989
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..    (6,582,414)   59,219,908  (33,427,899)  117,622,315    2,434,883   45,118,414   (4,678,527)  47,518,406
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets......   (51,609,089)    1,553,618  (85,599,788)   47,584,227  (16,555,803)  36,670,643  (28,939,576)  26,225,676
Net assets at
 beginning of
 year............   145,612,131   144,058,513  370,198,150   322,613,923   59,874,299   23,203,656   58,873,927   32,648,251
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end
 of period.......  $ 94,003,042   145,612,131  284,598,362   370,198,150   43,318,496   59,874,299   29,934,351   58,873,927
                   ============  ============  ===========  ============  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                          Janus Aspen Series
                    --------------------------------------------------------------------------------------------------------------
                        Aggressive Growth                                        Worldwide Growth
                            Portfolio                Growth Portfolio                Portfolio             Balanced Portfolio
                    ---------------------------  --------------------------  --------------------------  ------------------------
                            Year ended                  Year ended                  Year ended                 Year ended
                           December 31,                December 31,                December 31,               December 31,
                    ---------------------------  --------------------------  --------------------------  ------------------------
                        2001           2000          2001          2000          2001          2000         2001         2000
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (4,844,120)   (9,288,294)   (8,432,357)  (10,945,716)   (8,591,062)  (13,431,107)    (915,915)  (2,592,084)
 Net realized gain
  (loss)..........   (128,912,280)   71,239,829   (54,089,115)   54,561,971   (42,755,845)  102,321,143  (10,845,801)  14,349,077
 Unrealized
  appreciation
  (depreciation)
  on investments..    (67,252,755) (400,491,830) (131,956,939) (259,004,529) (167,495,927) (376,506,650) (34,904,569) (94,048,596)
 Capital gain
  distributions...            --     78,125,643     1,446,229    67,928,705     1,639,605    89,963,724    7,596,286   59,830,783
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (201,009,155) (260,414,652) (193,032,182) (147,459,569) (217,203,229) (197,652,890) (39,069,999) (22,460,820)
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     12,567,867   197,345,805    16,476,743   193,495,217    16,168,770   174,564,189   22,047,059  123,102,774
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (2,667,487)   (3,509,063)   (5,583,698)   (4,926,021)   (5,896,892)   (5,459,425)  (5,919,333)  (4,760,289)
 Surrenders.......    (25,666,712)  (59,139,579)  (54,232,683)  (70,508,863)  (66,935,292)  (86,534,017) (50,896,580) (42,189,339)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (344,736)     (493,844)     (668,839)     (679,308)     (771,461)     (893,911)    (588,251)    (463,908)
 Transfer gain
  (loss) and
  transfer fees...        673,055     5,216,823       292,578    (1,231,926)      461,777    (9,879,153)     (14,895)    (593,547)
 Transfers (to)
  from the
  Guarantee
  Account.........     11,845,667    52,903,552    11,871,567    58,977,532    14,668,367    58,147,214   23,230,251   76,927,470
 Interfund
  transfers.......    (53,142,695)   61,614,601   (73,056,919)   49,204,290   (97,053,888)   25,677,312  (10,008,050)  27,050,721
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (56,735,041)  253,938,295  (104,901,251)  224,330,921  (139,358,619)  155,622,209  (22,149,799) 179,073,882
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (257,744,196)   (6,476,357) (297,933,433)   76,871,352  (356,561,848)  (42,030,681) (61,219,798) 156,613,062
Net assets at
 beginning of
 year.............    509,032,232   515,508,589   767,048,348   690,176,996   945,825,823   987,856,504  616,840,318  460,227,256
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $ 251,288,036   509,032,232   469,114,915   767,048,348   589,263,975   945,825,823  555,620,520  616,840,318
                    =============  ============  ============  ============  ============  ============  ===========  ===========
                        Flexible Income
                           Portfolio
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    1,291,846      327,776
 Net realized gain
  (loss)..........    1,049,200     (665,109)
 Unrealized
  appreciation
  (depreciation)
  on investments..      140,773      961,252
 Capital gain
  distributions...    2,195,762    2,466,992
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    4,677,581    3,090,911
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    3,270,639   37,151,608
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (1,530,321)    (842,682)
 Surrenders.......  (12,774,869) (15,618,541)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (159,792)    (154,048)
 Transfer gain
  (loss) and
  transfer fees...    6,604,059  (18,033,837)
 Transfers (to)
  from the
  Guarantee
  Account.........    1,920,176    7,986,169
 Interfund
  transfers.......   14,866,872     (101,947)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   12,196,764   10,386,722
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   16,874,345   13,477,633
Net assets at
 beginning of
 year.............   69,930,074   56,452,441
                    ------------ ------------
Net assets at end
 of period........   86,804,419   69,930,074
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                              Janus Aspen Series (continued)
                    --------------------------------------------------------------------------------------
                      International Growth        Capital Appreciation
                            Portfolio                   Portfolio              Equity Income Portfolio
                    --------------------------  --------------------------  ------------------------------
                           Year ended                  Year ended                           Period from
                          December 31,                December 31,           Year ended  September 8, 2000
                    --------------------------  --------------------------  December 31,  to December 31,
                        2001          2000          2001          2000          2001           2000
                    ------------  ------------  ------------  ------------  ------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $ (2,188,664)   (2,802,700)   (3,656,023)   (4,448,723)      (12)             (3)
 Net realized gain
  (loss)..........   (55,891,277)   40,926,185   (39,949,820)   27,742,167       (58)             (7)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (3,142,749) (107,099,330)  (59,003,007) (132,556,476)     (196)            (91)
 Capital gain
  distributions...     1,324,240    12,849,769     2,703,264     3,745,856        65             --
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   operations.....   (59,898,450)  (56,126,076)  (99,905,586) (105,517,176)     (201)           (101)
                    ------------  ------------  ------------  ------------     -----           -----
From capital
 transactions:
 Net premiums.....     8,346,854   106,191,793    11,845,790   152,312,346     1,106              75
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...    (2,062,702)   (1,881,554)   (4,328,011)   (2,472,220)      --              --
 Surrenders.......   (19,243,246)  (20,130,584)  (21,834,514)  (25,674,759)      --              --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (300,502)     (269,986)     (373,295)     (314,936)      --              --
 Transfer gain
  (loss) and
  transfer fees...     4,850,602   (11,322,545)      446,223      (524,073)        9               2
 Transfers (to)
  from the
  Guarantee
  Account.........     7,089,642    24,152,127     7,939,759    45,426,006       --              --
 Interfund
  transfers.......   (24,679,255)   25,567,012   (50,934,230)    8,800,317       479           1,004
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (25,998,607)  122,306,263   (57,238,278)  177,552,681     1,594           1,081
                    ------------  ------------  ------------  ------------     -----           -----
Increase
 (decrease) in net
 assets...........   (85,897,057)   66,180,187  (157,143,864)   72,035,505     1,393             980
Net assets at
 beginning of
 year.............   250,380,114   184,199,927   441,612,387   369,576,882       980             --
                    ------------  ------------  ------------  ------------     -----           -----
Net assets at end
 of period........  $164,483,057   250,380,114   284,468,523   441,612,387     2,373             980
                    ============  ============  ============  ============     =====           =====
                          High Yield Portfolio
                    --------------------------------
                                     Period from
                     Year ended  October 10, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (5)             44
 Net realized gain
  (loss)..........        (38)             (1)
 Unrealized
  appreciation
  (depreciation)
  on investments..         56             (56)
 Capital gain
  distributions...        --              --
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   operations.....         13             (13)
                    ------------ -------------------
From capital
 transactions:
 Net premiums.....         75             100
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...        --              --
 Surrenders.......     (1,184)            --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        --              --
 Transfer gain
  (loss) and
  transfer fees...          4               2
 Transfers (to)
  from the
  Guarantee
  Account.........        --              --
 Interfund
  transfers.......        --            1,003
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     (1,105)          1,105
                    ------------ -------------------
Increase
 (decrease) in net
 assets...........     (1,092)          1,092
Net assets at
 beginning of
 year.............      1,092             --
                    ------------ -------------------
Net assets at end
 of period........          0           1,092
                    ============ ===================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series -- Service Shares
                    ---------------------------------------------------------------------------------------
                            Global Life
                        Sciences Portfolio       Global Technology Portfolio   Aggressive Growth Portfolio
                    ---------------------------- ---------------------------- -----------------------------
                                   Period from                  Period from                  Period from
                     Year ended   May 2, 2000 to  Year ended   May 2, 2000 to  Year ended  July 24, 2000 to
                    December 31,   December 31,  December 31,   December 31,  December 31,   December 31,
                        2001           2000          2001           2000          2001           2000
                    ------------  -------------- ------------  -------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (383,983)     (185,505)     (343,548)       (22,665)     (135,329)      (12,706)
 Net realized gain
  (loss)..........    (4,117,954)      471,691   (10,473,844)    (1,660,779)   (1,568,985)     (125,677)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (2,286,189)    1,191,779    (2,173,041)    (8,668,137)   (2,037,458)     (845,885)
 Capital gain
  distributions...           --            --        152,466            --            --          2,170
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,788,126)    1,477,965   (12,837,967)   (10,351,581)   (3,741,772)     (982,098)
                    ------------    ----------   -----------    -----------    ----------     ---------
From capital
 transactions:
 Net premiums.....     5,752,477    10,785,299     6,741,992     17,451,454     8,236,263     4,317,354
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (283,260)     (139,693)     (348,231)      (320,658)       (8,222)          --
 Surrenders.......    (1,356,036)     (498,034)   (1,213,325)      (697,649)     (326,354)      (16,007)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (23,549)       (7,928)      (19,514)        (4,882)       (1,706)          --
 Transfer gain
  (loss) and
  transfer fees...       (19,319)      (16,792)        1,075         (4,735)      (49,670)     (180,308)
 Transfers (to)
  from the
  Guarantee
  Account.........     3,731,403     2,687,103     4,106,972      3,792,018     5,231,531       658,092
 Interfund
  transfers.......   (10,817,081)   23,841,367     2,544,761     13,850,355      (123,650)      129,985
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (3,015,365)   36,651,322    11,813,730     34,065,903    12,958,192     4,909,116
                    ------------    ----------   -----------    -----------    ----------     ---------
Increase
 (decrease) in net
 assets...........    (9,803,491)   38,129,287    (1,024,237)    23,714,322     9,216,420     3,927,018
Net assets at
 beginning of
 year.............    38,129,287           --     23,714,322            --      3,927,018           --
                    ------------    ----------   -----------    -----------    ----------     ---------
Net assets at end
 of period........  $ 28,325,796    38,129,287    22,690,085     23,714,322    13,143,438     3,927,018
                    ============    ==========   ===========    ===========    ==========     =========
                          Growth Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (222,658)      (15,537)
 Net realized gain
  (loss)..........   (1,313,020)      (88,725)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,594,017)     (596,533)
 Capital gain
  distributions...       30,785         3,362
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (4,098,910)     (697,433)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   15,166,179     5,636,434
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (146,432)       (7,246)
 Surrenders.......     (691,826)      (18,700)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (3,082)          --
 Transfer gain
  (loss) and
  transfer fees...      (82,351)       (5,167)
 Transfers (to)
  from the
  Guarantee
  Account.........    6,178,668       415,910
 Interfund
  transfers.......      556,219        28,944
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   20,977,375     6,050,175
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   16,878,465     5,352,742
Net assets at
 beginning of
 year.............    5,352,742           --
                    ------------ ----------------
Net assets at end
 of period........   22,231,207     5,352,742
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series -- Service Shares (continued)
                    ------------------------------------------------------------------------------------------
                        Capital Appreciation                                         International Growth
                              Portfolio             Worldwide Growth Portfolio             Portfolio
                    ------------------------------ ----------------------------- -----------------------------
                                    Period from                   Period from                   Period from
                     Year ended   July 26, 2000 to  Year ended  July 25, 2000 to  Year ended  July 25, 2000 to
                    December 31,    December 31,   December 31,   December 31,   December 31,   December 31,
                        2001            2000           2001           2000           2001           2000
                    ------------  ---------------- ------------ ---------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (154,278)         6,110        (208,827)      (14,871)        (95,867)       (1,193)
 Net realized gain
  (loss)..........     (848,263)       (77,233)       (603,314)      (81,037)       (322,660)      (32,754)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,843,183)      (433,290)     (2,275,379)     (521,637)       (424,899)     (156,043)
 Capital gain
  distributions...       86,152             61          29,300         2,787          41,249           395
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,759,572)      (504,352)     (3,058,220)     (614,758)       (802,177)     (189,595)
                    -----------      ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums.....   11,382,711      5,481,003      14,176,599     5,220,452       7,352,333     1,964,826
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (64,750)       (18,006)        (24,924)      (30,712)        (58,683)          --
 Surrenders.......     (461,031)       (20,312)       (394,836)      (22,523)       (237,405)       (6,122)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (1,618)           --           (2,815)          --             (997)          --
 Transfer gain
  (loss) and
  transfer fees...       (7,111)        (7,827)         61,757        (7,185)          6,973        (5,038)
 Transfers (to)
  from the
  Guarantee
  Account.........    5,854,195        423,430       8,750,091       879,825       4,300,787       415,549
 Interfund
  transfers.......     (723,767)        23,351        (235,912)      142,903        (869,724)      (86,873)
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,978,629      5,881,639      22,329,960     6,182,760      10,493,284     2,282,342
                    -----------      ---------      ----------     ---------      ----------     ---------
Increase
 (decrease) in net
 assets...........   13,219,057      5,377,287      19,271,740     5,568,002       9,691,107     2,092,747
Net assets at
 beginning of
 year.............    5,377,287            --        5,568,002           --        2,092,747           --
                    -----------      ---------      ----------     ---------      ----------     ---------
Net assets at end
 of period........  $18,596,344      5,377,287      24,839,742     5,568,002      11,783,854     2,092,747
                    ===========      =========      ==========     =========      ==========     =========
                         Balanced Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       33,635         9,749
 Net realized gain
  (loss)..........     (327,259)      (17,256)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (819,787)      (86,958)
 Capital gain
  distributions...      203,512         1,488
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....     (909,899)      (92,977)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   31,036,345     4,139,314
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (256,745)          --
 Surrenders.......   (1,230,543)       (9,358)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,865)          --
 Transfer gain
  (loss) and
  transfer fees...     (44,362)         6,263
 Transfers (to)
  from the
  Guarantee
  Account.........   17,567,019       466,561
 Interfund
  transfers.......      827,954       124,765
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   47,896,803     4,727,545
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   46,986,904     4,634,568
Net assets at
 beginning of
 year.............    4,634,568           --
                    ------------ ----------------
Net assets at end
 of period........   51,621,472     4,634,568
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Insurance Trust
                    ------------------------------------------------------
                     Growth and Income Fund        Mid Cap Value Fund
                    --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------
                        2001          2000          2001         2000
                    -------------  ------------ ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (167,906)    (139,180)     (443,535)      63,310
 Net realized gain
  (loss)..........       (668,820)      46,957     4,328,423      449,393
 Unrealized
  appreciation
  (depreciation)
  on investments..     (1,110,839)    (787,438)     (883,608)   8,304,706
 Capital gain
  distributions...            --           --      6,646,154    1,591,378
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     (1,947,565)    (879,661)    9,647,434   10,408,787
                    -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums.....      1,741,948    5,488,174    11,496,311   11,688,767
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (108,194)     (77,500)     (754,001)     (92,840)
 Surrenders.......       (809,111)    (891,998)   (9,326,605)  (1,586,680)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (14,833)      (9,213)     (115,353)     (19,420)
 Transfer gain
  (loss) and
  transfer fees...         (6,888)     (21,844)     (821,735)    (165,765)
 Transfers (to)
  from the
  Guarantee
  Account.........        645,079    1,282,884     3,365,746    3,092,219
 Interfund
  transfers.......      2,531,099    1,019,672    60,178,334   34,303,642
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      3,979,100    6,790,175    64,022,697   47,219,923
                    -------------  -----------  ------------  -----------
Increase
 (decrease) in net
 assets...........      2,031,535    5,910,514    73,670,131   57,628,710
Net assets at
 beginning of
 year.............     16,109,204   10,198,690    74,142,206   16,513,496
                    -------------  -----------  ------------  -----------
Net assets at end
 of period........  $  18,140,739   16,109,204   147,812,337   74,142,206
                    =============  ===========  ============  ===========
                                     Salomon Brother Variable Series Funds Inc.
                    ----------------------------------------------------------------------------------
                       Strategic Bond Fund           Investors Fund            Total Return Fund
                    --------------------------- --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------- --------------------------
                        2001          2000          2001          2000          2001         2000
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       790,638       655,019      (388,288)       68,848       142,593      153,647
 Net realized gain
  (loss)..........       179,257       (26,890)   (2,465,542)      295,242       (36,171)      12,080
 Unrealized
  appreciation
  (depreciation)
  on investments..        14,477       (95,423)   (2,069,678)       65,351      (308,694)     195,015
 Capital gain
  distributions...           --            --        770,641     1,091,072           --           --
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   operations.....       984,372       532,706    (4,152,867)    1,520,513      (202,272)     360,742
                    ------------- ------------- ------------- ------------- ------------- ------------
From capital
 transactions:
 Net premiums.....     1,923,618     4,853,560     7,624,117     9,082,204     1,829,377    2,362,422
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (61,984)      (93,758)     (473,319)       (9,268)      (21,922)     (52,792)
 Surrenders.......    (1,563,775)     (673,689)   (5,278,858)     (715,457)     (412,372)    (341,058)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (19,074)       (4,640)      (62,388)       (5,632)      (10,127)      (3,821)
 Transfer gain
  (loss) and
  transfer fees...        (5,276)       15,819        63,382       (96,558)        2,510           96
 Transfers (to)
  from the
  Guarantee
  Account.........       923,990     1,475,770     2,021,064     1,171,182       518,768      956,626
 Interfund
  transfers.......    11,948,809     1,747,930    27,066,248    22,724,325     6,119,969    1,103,825
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    13,146,308     7,320,992    30,960,246    32,150,796     8,026,203    4,025,298
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets...........    14,130,680     7,853,698    26,807,379    33,671,309     7,823,931    4,386,040
Net assets at
 beginning of
 year.............    13,181,698     5,328,000    37,463,216     3,791,907     7,636,739    3,250,699
                    ------------- ------------- ------------- ------------- ------------- ------------
Net assets at end
 of period........    27,312,378    13,181,698    64,270,595    37,463,216    15,460,670    7,636,739
                    ============= ============= ============= ============= ============= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     AIM Variable Insurance Funds
                    -------------------------------------------------------------------------------------------------
                          AIM V.I. Capital               AIM V.I. Aggressive
                          Appreciation Fund                  Growth Fund              AIM V.I. New Technology Fund
                    ------------------------------ -------------------------------- ---------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 16, 2000 to  Year ended  September 8, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,     December 31,
                        2001            2000           2001            2000             2001             2000
                    ------------  ---------------- ------------ ------------------- ------------ --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (121,951)       (6,725)         (27)              (4)           1,050               (6)
 Net realized gain
  (loss)..........    (1,143,306)      (39,485)        (420)              54             (777)            (186)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (1,045,492)     (362,655)         566             (160)         (25,931)          (1,213)
 Capital gain
  distributions...     1,247,366        53,685          --               --            28,977              305
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   operations.....    (1,063,383)     (355,180)         119             (110)           3,319           (1,100)
                    ------------     ---------        -----            -----          -------           ------
From capital
 transactions:
 Net premiums.....     7,471,475     2,230,924        8,000              175           22,926            1,200
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (36,696)          --           --               --               --               --
 Surrenders.......      (340,630)      (11,466)        (861)             --               (42)             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (1,216)          --           --               --               --               --
 Transfer gain
  (loss) and
  transfer fees...       122,975       (10,783)           6                2                6                2
 Transfers (to)
  from the
  Guarantee
  Account.........     5,577,828       299,264          --               --               --               --
 Interfund
  transfers.......     1,874,285        34,858          501            1,199           25,138            1,998
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    14,668,021     2,542,797        7,646            1,376           48,028            3,200
                    ------------     ---------        -----            -----          -------           ------
Increase
 (decrease) in net
 assets...........    13,604,638     2,187,617        7,765            1,266           51,347            2,100
Net assets at
 beginning of
 year.............     2,187,617           --         1,266              --             2,100              --
                    ------------     ---------        -----            -----          -------           ------
Net assets at end
 of period........  $ 15,792,255     2,187,617        9,031            1,266           53,447            2,100
                    ============     =========        =====            =====          =======           ======
                        AIM V.I. Growth Fund
                    -----------------------------
                                   Period from
                     Year ended  July 20, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      (59,266)       (5,142)
 Net realized gain
  (loss)..........     (534,407)      (46,880)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,004,200)     (279,588)
 Capital gain
  distributions...          --         61,649
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,597,873)     (269,961)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    5,358,567     2,106,482
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (21,600)          --
 Surrenders.......     (168,771)      (10,272)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (905)          --
 Transfer gain
  (loss) and
  transfer fees...       22,447        (9,760)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,805,429       207,279
 Interfund
  transfers.......     (625,247)       14,235
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    7,369,920     2,307,964
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........    5,772,047     2,038,003
Net assets at
 beginning of
 year.............    2,038,003           --
                    ------------ ----------------
Net assets at end
 of period........    7,810,050     2,038,003
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        AIM Variable Insurance Funds
                    ------------------------------------------------------------------------------------------------
                                                           AIM V.I. Capital               AIM V.I. Growth and
                         AIM V.I. Value Fund               Development Fund                   Income Fund
                    ------------------------------ -------------------------------- --------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 24, 2000 to  Year ended  October 24, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,    December 31,
                        2001            2000           2001            2000             2001            2000
                    ------------  ---------------- ------------ ------------------- ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (233,771)        (5,829)         (15)            --               (13)            --
 Net realized gain
  (loss)..........     (596,280)       (90,467)        (124)             (3)            (375)            (21)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,850,658)      (196,393)          25             --                 5             --
 Capital gain
  distributions...      653,741        125,375          --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   operations.....   (2,026,968)      (167,314)        (114)             (3)            (383)            (21)
                    -----------      ---------        -----             ---             ----             ---
From capital
 transactions:
 Net premiums.....   20,782,363      4,511,000          --              --               168             --
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (277,345)       (34,914)         --              --               --              --
 Surrenders.......     (443,729)       (31,891)         --              --                 0             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,337)           --           --              --               --              --
 Transfer gain
  (loss) and
  transfer fees...      891,144          7,378            1             --                 7             --
 Transfers (to)
  from the
  Guarantee
  Account.........   10,329,067        402,397          --              --               --              --
 Interfund
  transfers.......       91,277         13,541        5,015               3              478              21
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   31,370,440      4,867,511        5,016               3              653              21
                    -----------      ---------        -----             ---             ----             ---
Increase
 (decrease) in net
 assets...........   29,343,472      4,700,197        4,902             --               270             --
Net assets at
 beginning of
 year.............    4,700,197            --           --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
Net assets at end
 of period........  $34,043,669      4,700,197        4,902             --               270             --
                    ===========      =========        =====             ===             ====             ===
                                           AIM V.I.
                     AIM V.I. Global      Government
                      Utilities Fund    Securities Fund
                    ------------------ -----------------
                                          Period from
                       Period from     March 19, 2001 to
                    January 4, 2001 to   December 31,
                    December 31, 2001        2001
                    ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            (3)              226
 Net realized gain
  (loss)..........        (1,843)              --
 Unrealized
  appreciation
  (depreciation)
  on investments..           586                49
 Capital gain
  distributions...            98               --
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        (1,162)              275
                    ------------------ -----------------
From capital
 transactions:
 Net premiums.....           832               800
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           --                --
 Surrenders.......           (49)              --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           --                --
 Transfer gain
  (loss) and
  transfer fees...             7                 1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                --
 Interfund
  transfers.......         1,422             8,012
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...         2,212             8,813
                    ------------------ -----------------
Increase
 (decrease) in net
 assets...........         1,050             9,088
Net assets at
 beginning of
 year.............           --                --
                    ------------------ -----------------
Net assets at end
 of period........         1,050             9,088
                    ================== =================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   MFS Variable Insurance Trust
                    ----------------------------------------------------------------------------------------------
                        MFS Investors Growth
                            Stock Series             MFS Investors Trust Series       MFS New Discovery Series
                    ------------------------------ ------------------------------- -------------------------------
                                    Period from
                     Year ended   July 27, 2000 to  Year ended     Period from      Year ended     Period from
                    December 31,    December 31,   December 31, August 18, 2000 to December 31, August 17, 2000 to
                        2001            2000           2001     December 31, 2000      2001     December 31, 2000
                    ------------  ---------------- ------------ ------------------ ------------ ------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......  $  (136,537)        (7,769)        (65,109)       (1,192)          (78,849)        (1,965)
 Net realized gain
  (loss)..........     (412,945)       (40,271)        (97,333)       (4,767)         (137,496)       (15,215)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,370,533)      (186,904)       (390,183)       (4,793)          355,566          6,958
 Capital gain
  distributions...       54,391            --           51,546           --             83,336            --
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,865,624)      (234,944)       (501,079)      (10,752)          222,557        (10,222)
                    -----------      ---------      ----------       -------        ----------      ---------
From capital
 transactions:
 Net premiums.....   10,875,980      2,706,193       5,938,657       572,314         6,274,976        839,758
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...         (705)        (7,452)        (18,437)          --            (16,562)           --
 Surrenders.......     (400,851)        (9,830)       (125,283)       (1,188)         (182,335)        (3,335)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (872)           --             (589)          --               (760)           --
 Transfer gain
  (loss) and
  transfer fees...       24,473         (1,937)         23,904           804             1,749         (1,201)
 Transfers (to)
  from the
  Guarantee
  Account.........    4,756,052        283,451       4,833,855        41,319         3,536,289        187,488
 Interfund
  transfers.......     (160,054)         7,500         (11,355)       21,339           686,745           (296)
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,094,023      2,977,925      10,640,752       634,588        10,300,102      1,022,414
                    -----------      ---------      ----------       -------        ----------      ---------
Increase
 (decrease) in net
 assets...........   13,228,399      2,742,981      10,139,673       623,836        10,522,659      1,012,192
Net assets at
 beginning of
 year.............    2,742,981            --          623,836           --          1,012,192            --
                    -----------      ---------      ----------       -------        ----------      ---------
Net assets at end
 of period........  $15,971,380      2,742,981      10,763,509       623,836        11,534,851      1,012,192
                    ===========      =========      ==========       =======        ==========      =========
                         MFS Utility Series
                    -----------------------------
                                   Period from
                     Year ended  July 25, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......        9,759        (1,924)
 Net realized gain
  (loss)..........     (353,704)       (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,386,030)       17,979
 Capital gain
  distributions...      330,862           --
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,399,113)       12,046
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    9,014,258       737,514
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (23,607)          --
 Surrenders.......     (212,131)       (1,207)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (600)          --
 Transfer gain
  (loss) and
  transfer fees...        7,628           307
 Transfers (to)
  from the
  Guarantee
  Account.........    6,550,056       238,106
 Interfund
  transfers.......      178,892        32,599
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,514,496     1,007,319
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   13,115,383     1,019,365
Net assets at
 beginning of
 year.............    1,019,365           --
                    ------------ ----------------
Net assets at end
 of period........   14,134,748     1,019,365
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Dreyfus
                          --------------------------------------------------------------
                                Dreyfus Investment
                          Portfolios --  Emerging Markets      The Dreyfus Socially
                                     Portfolio            Responsible Growth Fund, Inc.
                          ------------------------------- ------------------------------
                           Year ended     Period from      Year ended     Period from
                          December 31, August 17, 2000 to December 31, August 2, 2000 to
                              2001     December 31, 2000      2001     December 31, 2000
                          ------------ ------------------ ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $    3,807           188           (70,376)        2,654
 Net realized gain
  (loss)................        1,498          (211)         (142,691)       (4,600)
 Unrealized appreciation
  (depreciation) on
  investments...........      102,039       (14,189)       (1,061,003)      (32,434)
 Capital gain
  distributions.........          --            --                --            --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   operations...........      107,344       (14,212)       (1,274,070)      (34,380)
                           ----------       -------        ----------       -------
From capital
 transactions:
 Net premiums...........      912,119        85,724         5,539,339       454,982
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........          --            --            (10,553)          --
 Surrenders.............      (20,185)       (1,205)          (40,353)       (1,717)
 Cost of insurance and
  administrative expense
  (note 4)..............          (62)          --               (253)          --
 Transfer gain (loss)
  and transfer fees.....      (30,915)         (603)          (33,278)         (173)
 Transfers (to) from the
  Guarantee Account.....      347,860        61,276         1,126,130        28,388
 Interfund transfers....    1,775,921           --             66,787           --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,984,738       145,192         6,647,819       481,480
                           ----------       -------        ----------       -------
Increase (decrease) in
 net assets.............    3,092,082       130,980         5,373,749       447,100
Net assets at beginning
 of year................      130,980           --            447,100           --
                           ----------       -------        ----------       -------
Net assets at end of
 period.................   $3,223,062       130,980         5,820,849       447,100
                           ==========       =======        ==========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             PIMCO Variable Insurance Trust
                    ---------------------------------------------------------------------------------------
                                                   Long-Term U.S. Government
                       Foreign Bond Portfolio            Bond Portfolio         High Yield Bond Portfolio
                    ----------------------------- ---------------------------- ----------------------------
                                   Period from                   Period from                  Period from
                     Year ended  October 20, 2000  Year ended  August 24, 2000  Year ended  August 7, 2000
                    December 31, to December 31,  December 31, to December 31, December 31, to December 31,
                        2001           2000           2001          2000           2001          2000
                    ------------ ---------------- ------------ --------------- ------------ ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   $   22,461          126          295,294        3,128         302,808        3,259
 Net realized gain
  (loss)..........        3,393          --            37,851       17,990         (52,876)      (2,571)
 Unrealized
  appreciation
  (depreciation)
  on investments..        9,015          (57)        (901,801)       4,992        (155,323)      (2,065)
 Capital gain
  distributions...          --           311          749,489          --              --           --
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   operations.....       34,869          380          180,833       26,110          94,609       (1,377)
                     ----------       ------       ----------      -------      ----------      -------
From capital
 transactions:
 Net premiums.....    1,544,684        9,336       13,135,184      582,654       7,628,475      235,661
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (9,884)         --           (80,372)         --          (22,849)         --
 Surrenders.......      (43,532)         --          (363,112)      (2,654)       (257,969)      (1,152)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           (2)         --            (1,226)         --             (144)         --
 Transfer gain
  (loss) and
  transfer fees...       28,213           (7)         101,440         (280)         71,997          107
 Transfers (to)
  from the
  Guarantee
  Account.........      415,602        2,827        6,488,382       77,348       4,003,331       27,361
 Interfund
  transfers.......      674,589          --         2,727,913          --        1,264,321          513
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    2,609,670       12,156       22,008,209      657,068      12,687,162      262,490
                     ----------       ------       ----------      -------      ----------      -------
Increase
 (decrease) in net
 assets...........    2,644,539       12,536       22,189,042      683,178      12,781,771      261,113
Net assets at
 beginning of
 year.............       12,536          --           683,178          --          261,113          --
                     ----------       ------       ----------      -------      ----------      -------
Net assets at end
 of period........   $2,657,075       12,536       22,872,220      683,178      13,042,884      261,113
                     ==========       ======       ==========      =======      ==========      =======
                        Total Return Bond
                            Portfolio
                    -------------------------
                                 Period from
                                   July 25,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      553,161      11,029
 Net realized gain
  (loss)..........      125,115      13,606
 Unrealized
  appreciation
  (depreciation)
  on investments..     (521,229)      4,957
 Capital gain
  distributions...      846,727         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    1,003,774      29,592
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   26,356,447   1,355,203
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (55,550)        --
 Surrenders.......     (553,985)     (6,232)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (672)        --
 Transfer gain
  (loss) and
  transfer fees...      539,868      (1,474)
 Transfers (to)
  from the
  Guarantee
  Account.........   13,535,252     192,442
 Interfund
  transfers.......    5,524,978      (4,404)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   45,346,338   1,535,535
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   46,350,112   1,565,127
Net assets at
 beginning of
 year.............    1,565,127         --
                    ------------ ------------
Net assets at end
 of period........   47,915,239   1,565,127
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                        Rydex Variable Trust
                    ------------------------------
                              OTC Fund
                    ------------------------------
                                    Period from
                     Year ended   July 14, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------  ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (66,950)        (5,772)
 Net realized gain
  (loss)..........     (617,106)       (39,423)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (896,601)      (545,912)
 Capital gain
  distributions...          --          19,314
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,580,657)      (571,793)
                    -----------      ---------
From capital
 transactions:
 Net premiums.....    3,397,592      2,598,026
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (28,289)           --
 Surrenders.......     (154,968)        (9,084)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (711)           --
 Transfer gain
  (loss) and
  transfer fees...        7,435         (2,093)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,020,494        335,224
 Interfund
  transfers.......      162,820         12,190
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    5,404,373      2,934,263
                    -----------      ---------
Increase
 (decrease) in net
 assets...........    3,823,716      2,362,470
Net assets at
 beginning of
 year.............    2,362,470            --
                    -----------      ---------
Net assets at end
 of period........  $ 6,186,186      2,362,470
                    ===========      =========
                                           Alliance Variable Products Series Fund, Inc.
                    -------------------------------------------------------------------------------------------
                     Growth and Income Portfolio    Premier Growth Portfolio           Quasar Portfolio
                    ----------------------------- ----------------------------- -------------------------------
                                   Period from                   Period from
                     Year ended  July 25, 2000 to  Year ended  July 14, 2000 to  Year ended     Period from
                    December 31,   December 31,   December 31,   December 31,   December 31, August 11, 2000 to
                        2001           2000           2001           2000           2001     December 31, 2000
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (297,148)       (3,606)       (244,816)      (12,850)       (35,451)        (1,187)
 Net realized gain
  (loss)..........     (575,527)       (3,951)       (905,062)      (79,574)      (267,565)       (10,030)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (817,306)       51,645      (2,097,646)     (397,329)        23,695        (17,204)
 Capital gain
  distributions...      775,214           --          809,253           --         117,347            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   operations.....     (914,767)       44,088      (2,438,271)     (489,753)      (161,974)       (28,421)
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
From capital
 transactions:
 Net premiums.....   36,549,497     1,474,889      14,294,217     5,531,325      2,282,587        386,918
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (190,368)      (20,176)       (137,550)          --          (2,767)           --
 Surrenders.......     (725,995)       (2,804)       (437,191)      (13,361)       (44,425)        (1,833)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (1,101)          --           (2,512)          --             (93)           --
 Transfer gain
  (loss) and
  transfer fees...      881,234          (238)        255,611        (3,636)       127,121            495
 Transfers (to)
  from the
  Guarantee
  Account.........   20,922,680       141,518       9,759,357       589,750      1,452,601         76,137
 Interfund
  transfers.......    3,362,004        18,070         (97,465)      365,321        302,716          1,452
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   60,797,951     1,611,259      23,634,467     6,469,399      4,117,740        463,169
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets...........   59,883,184     1,655,347      21,196,196     5,979,646      3,955,766        434,748
Net assets at
 beginning of
 year.............    1,655,347           --        5,979,646           --         434,748            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Net assets at end
 of period........   61,538,531     1,655,347      27,175,842     5,979,646      4,390,514        434,748
                    ============ ================ ============ ================ ============ ==================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Prudential Series Fund, Inc.
                          --------------------------------------------------------------------
                           SP Prudential U.S.       SP Jennison
                            Emerging Growth    International Growth     Prudential Jennison
                               Portfolio             Portfolio               Portfolio
                          -------------------- --------------------- -------------------------
                          Period from July 9,  Period from August 6,
                          2001 to December 31, 2001 to December 31,  Period from September 17,
                                  2001                 2001          2001 to December 31, 2001
                          -------------------- --------------------- -------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $  (477)                 (66)                   (151)
 Net realized gain
  (loss)................            (55)                 (41)                     13
 Unrealized appreciation
  (depreciation) on
  investments...........         (2,492)                (856)                  5,488
 Capital gain
  distributions.........            --                   --                      --
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   operations...........         (3,024)                (963)                  5,350
                                -------               ------                  ------
From capital
 transactions:
 Net premiums...........         86,374               18,469                  34,302
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........            --                   --                      --
 Surrenders.............            --                  (293)                    --
 Cost of insurance and
  administrative expense
  (note 4)..............            --                   --                      --
 Transfer gain (loss)
  and transfer fees.....         (1,382)                 (26)                    (44)
 Transfers (to) from the
  Guarantee Account.....            --                   --                      --
 Interfund transfers....            --                   --                      665
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........         84,992               18,150                  34,923
                                -------               ------                  ------
Increase (decrease) in
 net assets.............         81,968               17,187                  40,273
Net assets at beginning
 of year................            --                   --                      --
                                -------               ------                  ------
Net assets at end of
 period.................        $81,968               17,187                  40,273
                                =======               ======                  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

  Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

  During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

  All designated portfolios described above are series type mutual funds.

  Contractholders may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Cost of        Proceeds
                                                   Shares          from
Fund/Portfolio                                    Acquired     Shares Sold
--------------                                 -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund..........................  $  236,567,752 $  210,195,210
 Money Market Fund...........................   2,454,011,304  2,233,670,714
 Total Return Fund...........................      48,407,331     37,922,237
 International Equity Fund...................     156,645,504    153,436,965
 Real Estate Securities Fund.................      85,185,950     69,352,745
 Global Income Fund..........................       1,828,438      1,645,143
 Mid-Cap Value Equity Fund...................     116,797,378     50,961,341
 Income Fund.................................      81,855,597     48,043,489
 U.S. Equity Fund............................      49,367,514     24,467,958
 Premier Growth Equity Fund..................      58,962,170     34,802,908
 Value Equity Fund...........................      12,496,946      3,595,645
 Small-Cap Value Equity Fund.................      25,953,128      6,723,981
Oppenheimer Variable Account Funds:
 Bond Fund/VA................................     103,031,744     57,306,583
 Capital Appreciation Fund/VA................     141,605,182    111,623,079
 Aggressive Growth Fund/VA...................     149,455,928    166,106,284
 High Income Fund/VA.........................      50,833,661     52,103,820
 Multiple Strategies Fund/VA.................      47,883,292     34,881,053
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA...................      31,508,973     12,785,794
 Main Street Growth & Income Fund/VA.........      22,673,688      2,861,140
Variable Insurance Products Fund:
 Equity-Income Portfolio.....................     212,849,862    208,959,547
 Growth Portfolio............................     158,578,725    197,034,098
 Overseas Portfolio..........................     399,722,449    413,487,424
Variable Insurance Products Fund II:
 Asset Manager Portfolio.....................      42,849,736     95,606,322
 Contrafund Portfolio........................      79,874,315    127,571,499
Variable Insurance Products Fund III:
 Growth & Income Portfolio...................      46,084,919     39,146,858
 Growth Opportunities Portfolio..............      16,899,414     28,807,073
 Mid Cap Portfolio...........................          36,909         17,493
Variable Insurance Products Fund -- Service
 Class 2:
 Equity-Income Portfolio.....................      47,784,371     15,514,360
 Growth Portfolio............................      33,882,918      5,959,599
Variable Insurance Products Fund II --
  Service Class 2:
 Contrafund Portfolio........................      27,438,610      3,748,896
Variable Insurance Products Fund III --
  Service Class 2:
 Growth & Income Portfolio...................      17,538,061      5,974,436
 Mid Cap Portfolio...........................      32,874,747      5,380,287
Federated Insurance Series:
 American Leaders Fund II....................      41,104,956     34,929,078
 High Income Bond Fund II....................     103,868,007    103,530,134
 Utility Fund II.............................      15,058,452     17,230,312
 International Small Company Fund II.........      42,916,929     41,104,463

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Cost of      Proceeds
                                                       Shares        from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                      ------------ ------------
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II.......................... $ 14,663,078 $  7,648,496
Alger American Fund:
 Small Capitalization Portfolio....................   90,359,866  104,960,599
 LargeCap Growth Portfolio.........................  116,350,218  114,393,591
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio...................   26,094,011   24,377,116
 PBHG Growth II Portfolio..........................   96,557,221  102,713,077
Janus Aspen Series:
 Aggressive Growth Portfolio.......................   98,606,851  160,643,838
 Growth Portfolio..................................  126,424,956  240,311,588
 Worldwide Growth Portfolio........................  181,322,414  329,486,606
 Balanced Portfolio................................  162,154,345  177,500,393
 Flexible Income Portfolio.........................   68,904,476   53,208,764
 International Growth Portfolio....................  408,742,492  445,574,717
 Capital Appreciation Portfolio....................   76,649,886  138,475,643
 Equity Income Portfolio...........................        1,959          312
 High Yield Portfolio..............................           75        1,186
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio....................   34,249,990   37,229,201
 Global Technology Portfolio.......................   32,539,307   21,037,650
 Aggressive Growth Portfolio.......................   24,347,511   11,565,300
 Growth Portfolio..................................   30,516,042    9,836,964
 Capital Appreciation Portfolio....................   21,944,234    6,083,379
 Worldwide Growth Portfolio........................   29,296,708    7,223,694
 International Growth Portfolio....................  120,251,604  105,611,977
 Balanced Portfolio................................   64,553,648   16,706,077
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund............................    9,685,518    5,750,871
 Mid Cap Value Fund................................  172,185,673  102,688,722
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund...............................   26,368,516   11,087,925
 Investors Fund....................................   82,375,376   48,340,558
 Total Return Fund.................................   14,036,172    5,665,160
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund................   28,429,607   12,446,161
 AIM V.I. Aggressive Growth Fund...................        8,663        1,042
 AIM V.I. New Technology Fund......................      219,953      141,880
 AIM V.I. Growth Fund..............................   10,707,648    3,417,870
 AIM V.I. Value Fund...............................   39,920,882    8,227,412
 AIM V.I. Capital Development Fund.................        9,915        4,913
 AIM V.I. Growth and Income Fund...................        7,831        7,190
 AIM V.I. Global Utilities Fund....................       15,690       13,382
 AIM V.I. Government Securities Fund...............        9,265          224
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series.................   17,521,329    2,515,205

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       Cost of    Proceeds
                                                       Shares       from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                       ----------- -----------
 MFS Investors Trust Series......................... $11,765,034 $ 1,164,700
 MFS New Discovery Series...........................  12,585,911   2,277,917
 MFS Utility Series.................................  18,059,718   2,224,806
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio.........................................  10,334,891   7,696,107
 The Dreyfus Socially Responsible Growth Fund,
  Inc...............................................  10,450,358   3,871,598
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio.............................   4,688,328   2,120,620
 Long-Term U.S. Government Bond Portfolio...........  31,988,029   9,222,035
 High Yield Bond Portfolio..........................  18,147,688   5,338,065
 Total Return Bond Portfolio........................  59,157,468  12,854,764
Rydex Variable Trust:
 OTC Fund...........................................   7,019,793   1,687,004
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio........................  70,733,666   9,372,386
 Premier Growth Portfolio...........................  29,520,901   5,101,406
 Quasar Portfolio...................................   6,310,246   2,114,186
Prudential Series Fund, Inc.:
 SP Prudential U.S. Emerging Growth Portfolio.......      84,989         432
 SP Jennison International Growth Portfolio.........      18,442         350
 Prudential Jennison Portfolio......................      34,924         131

(4) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

                 Distribution              Surrender              Administrative      Mortality and Expense
Unit Type          Expense                  Charges              Expense Charges          Risk Charges
---------        ------------              ---------             ---------------      ---------------------
    I       .20% for the first ten  6% or less within six              $30                    1.15%
              years following a     years of any premium
               premium payment      payment
   II                --             6% or less within seven  $25, if account value is         1.25%
                                    years of any premium      less than $75,000, plus
                                    payment                            .15%
   III               --             8% or less within eight  $25, if account value is         1.30%
                                    years of any premium      less than $10,000, plus
                                    payment                            .25%
   IV                --                        --            $25, if account value is         1.35%
                                                              less than $25,000, plus
                                                                       .25%
    V                --                        --                      0.35%                  0.40%
   VI                --             6% or less within six          $30 plus .15%              1.35%
                                    years of any premium
                                    payment
   VII               --             6% or less within six          $30 plus .15%              1.55%
                                    years of any premium
                                    payment

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


  For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      GE Investments Funds, Inc.
                         -------------------------------------------------------------------------------------------
                                S&P 500                   Money                   Total             International
                              Index Fund               Market Fund             Return Fund           Equity Fund
                         ----------------------  ------------------------  ---------------------  ------------------
                          Units      $ Amount      Units       $ Amount     Units     $ Amount     Units   $ Amount
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
Type I Units:
 Units Purchased........    3,945  $    227,062      29,524  $    494,362     2,411  $    91,720        1  $       6
 Units Redeemed......... (190,013)  (10,813,162) (3,288,192)  (54,902,105)  (95,836)  (3,606,128) (25,891)  (577,216)
 Units Exchanged........  (72,968)     (124,039)  1,726,844      (155,118)  (41,064)     (40,316) (73,785)    (5,675)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (259,036) $(10,710,139) (1,531,824) $(54,562,860) (134,489) $(3,554,724) (99,675) $(582,885)
                         ========  ============  ==========  ============  ========  ===========  =======  =========
 Units Purchased........    2,478       120,597      11,466       194,763       990       37,513      --         --
 Units Redeemed......... (184,777)   (8,988,581) (3,307,718)  (56,190,209)  (74,324)  (2,816,011) (18,592)  (330,548)
 Units Exchanged........  (35,256)   (1,715,045)  2,800,699    47,577,186    23,592      893,868  (15,402)  (273,848)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (217,555) $(10,583,030)   (495,553) $ (8,418,261)  (49,742) $(1,884,629) (33,994) $(604,396)
                         ========  ============  ==========  ============  ========  ===========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                            Real Estate           Global            Mid-Cap Value
                          Securities Fund       Income Fund          Equity Fund            Income Fund
                         ------------------  ------------------  ---------------------  ---------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units     $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........    (878) $  53,044       46  $     450     2,346  $    37,915       738  $     7,823
 Units Redeemed.........  15,223   (910,735) (18,024)  (180,823)  (99,897)  (1,601,472) (231,047)  (2,430,811)
 Units Exchanged........ (14,909)    (8,235) (12,713)      (791)  (11,459)     (13,530)   (3,539)     (23,965)
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    (564) $(865,927) (30,691) $(181,164) (109,010) $(1,577,087) (233,848) $(2,446,953)
                         =======  =========  =======  =========  ========  ===========  ========  ===========
 Units Purchased........     148      2,853       49        500       655       11,748     3,439       39,991
 Units Redeemed......... (45,295)  (876,267)  (3,609)   (37,126)  (84,583)  (1,516,669) (192,208)  (2,235,396)
 Units Exchanged........   9,750    188,632    9,542     98,171   143,699    2,576,677   262,753    3,055,845
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (35,397) $(684,782)   5,982  $  61,546    59,771  $ 1,071,756    73,984  $   860,440
                         =======  =========  =======  =========  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                             GE Investments Funds, Inc.
                                     (continued)                     Oppenheimer Variable Account Funds
                         --------------------------------------  ---------------------------------------------
                               U.S.           Premier Growth                                   Capital
                            Equity Fund         Equity Fund          Bond Fund/VA       Appreciation Fund/VA
                         ------------------  ------------------  ---------------------  ----------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units      $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
Type I Units:
 Units Purchased........     895  $  11,642      850  $   9,920     2,739  $    59,417     2,529  $    171,235
 Units Redeemed.........  (6,809)   (85,350) (23,499)  (271,942) (195,959)  (4,217,384) (164,413)  (10,999,214)
 Units Exchanged........  96,104     (3,224)  55,247     (2,325)  (14,960)     (32,820)    6,379      (136,527)
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  90,190  $ (76,932)  32,598  $(264,347) (208,180) $(4,190,787) (155,505) $(10,964,506)
                         =======  =========  =======  =========  ========  ===========  ========  ============
 Units Purchased........     307      3,150    3,367     23,028       497       10,882       756        43,332
 Units Redeemed......... (14,975)  (153,821) (23,597)  (161,400) (140,878)  (3,081,287) (151,512)   (8,684,307)
 Units Exchanged........ (10,207)  (104,855)  13,805     94,425   103,062    2,254,166    33,229     1,904,614
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (24,875) $(255,526)  (6,425) $ (43,947)  (37,319) $  (816,239) (117,527) $ (6,736,361)
                         =======  =========  =======  =========  ========  ===========  ========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ---------------------  ---------------------
                   Units      $ Amount     Units     $ Amount     Units     $ Amount
                  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......    5,842  $    494,773     4,410  $   140,092     3,230  $   104,285
 Units Redeemed.. (403,930)  (33,885,739) (299,450)  (9,434,365) (235,216)  (7,530,769)
 Units
  Exchanged......   31,718      (317,812)  (97,492)     (77,775)  (65,398)     (65,952)
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (366,370) $(33,708,778) (392,532) $(9,372,047) (297,384) $(7,492,437)
                  ========  ============  ========  ===========  ========  ===========
 Units
  Purchased......    3,133       151,508     2,911       90,832       955       31,286
 Units Redeemed.. (259,641)  (12,555,828) (171,460)  (5,350,588) (158,243)  (5,176,877)
 Units
  Exchanged...... (134,670)   (6,512,438)   (1,564)     (48,790)   13,215      432,313
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (391,178) $(18,916,758) (170,113) $(5,308,546) (144,073) $(4,713,278)
                  ========  ============  ========  ===========  ========  ===========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type I Units:
 Units
  Purchased......     12,748  $    542,422    11,056  $    820,665
 Units Redeemed..   (988,456)  (41,690,669) (719,665)  (52,918,360)
 Units
  Exchanged......   (380,685)     (368,817)  (64,035)     (501,023)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,356,393) $(41,517,064) (772,644) $(52,598,718)
                  =========== ============= ========= =============
 Units
  Purchased......      8,604       382,089     3,873       216,200
 Units Redeemed..   (611,518)  (27,152,448) (455,514)  (25,424,932)
 Units
  Exchanged......     19,551       868,073  (162,787)   (9,086,165)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (583,363) $(25,902,287) (614,428) $(34,294,897)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                   Variable Insurance
                        Products
                    Fund (continued)           Variable Insurance Products Fund II
                  ----------------------  ------------------------------------------------
                                                   Asset
                   Overseas Portfolio        Manager Portfolio      Contrafund Portfolio
                  ----------------------  ------------------------  ----------------------
                   Units      $ Amount      Units       $ Amount     Units      $ Amount
                  --------  ------------  ----------  ------------  --------  ------------
Type I Units:
 Units
  Purchased......    7,571  $    241,479      36,673  $  1,107,798    15,081  $    471,259
 Units Redeemed.. (487,154)  (15,394,793) (2,680,732)  (80,156,029) (639,294)  (19,812,454)
 Units
  Exchanged...... (102,270)     (143,619)   (522,301)     (820,933)  (74,444)     (166,590)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (581,853) $(15,296,932) (3,166,360) $(79,869,165) (698,657) $(19,507,785)
                  ========  ============  ==========  ============  ========  ============
 Units
  Purchased......    1,169        27,779      14,846       410,193     3,626        95,889
 Units Redeemed.. (280,695)   (6,666,954) (1,793,031)  (49,541,082) (341,020)   (9,019,421)
 Units
  Exchanged...... (124,293)   (2,952,161)   (297,872)   (8,230,133) (151,022)   (3,994,278)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (403,819) $ (9,591,336) (2,076,057) $(57,361,021) (488,416) $(12,917,810)
                  ========  ============  ==========  ============  ========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    1,926  $    31,625     3,181  $    46,620
 Units Redeemed.. (134,276)  (2,185,679) (116,507)  (1,693,162)
 Units
  Exchanged......  (76,301)     (19,120) (112,658)     (14,301)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (208,651) $(2,173,174) (225,984) $(1,660,843)
                  ========= ============ ========= ============
 Units
  Purchased......      675       10,080       501        5,646
 Units Redeemed..  (91,456)  (1,364,681)  (48,972)    (552,256)
 Units
  Exchanged......   27,585      411,609   (30,599)    (345,062)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (63,196) $  (942,992)  (79,070) $  (891,672)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......      835  $    14,319       319  $     5,668     3,240  $    59,429
 Units Redeemed..  (94,586)  (1,608,723)  (71,936)  (1,269,466)  (97,076)  (1,766,896)
 Units
  Exchanged......  (54,843)     (14,983)   (9,397)     (11,320)  (11,102)     (13,902)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (148,594) $(1,609,387)  (81,014) $(1,275,118) (104,938) $(1,721,369)
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......      528        8,635     1,105       16,447     1,034       16,640
 Units Redeemed..  (66,334)  (1,087,156)  (29,123)    (433,602)  (45,201)    (727,791)
 Units
  Exchanged......   34,776      569,957  (127,025)  (1,891,248)  (12,738)    (205,097)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (31,030) $  (508,564) (155,043) $(2,308,402)  (56,905) $  (916,248)
                  ========  ===========  ========  ===========  ========  ===========
                             Alger American Fund
                  ---------------------------------------------
                         Small
                     Capitalization            LargeCap
                       Portfolio           Growth Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    6,120  $    84,706    11,332  $   291,531
 Units Redeemed.. (233,167)  (3,186,792) (223,755)  (5,691,663)
 Units
  Exchanged......   86,263      (40,577)  (64,202)     (64,602)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (140,784) $(3,142,663) (276,625) $(5,464,735)
                  ========= ============ ========= ============
 Units
  Purchased......    1,146       10,280     2,865       53,000
 Units Redeemed.. (196,344)  (1,761,732) (196,705)  (3,638,796)
 Units
  Exchanged...... (111,834)  (1,003,445)  (43,476)    (804,251)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (307,032) $(2,754,896) (237,316) $(4,390,046)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             PBHG Insurance Series Fund, Inc.                      Janus Aspen Series
                         -------------------------------------------  ------------------------------------------------
                             PBHG Large                PBHG
                             Cap Growth             Growth II              Aggressive
                              Portfolio             Portfolio           Growth Portfolio         Growth Portfolio
                         --------------------  ---------------------  ----------------------  ------------------------
                          Units    $ Amount     Units     $ Amount     Units      $ Amount      Units       $ Amount
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
Type I Units:
 Units Purchased........     868  $    27,151     2,883  $    94,043    13,572  $    691,164      26,900  $    966,494
 Units Redeemed......... (20,094)    (614,904)  (62,738)  (2,026,654) (402,912)  (20,291,639)   (898,626)  (31,968,683)
 Units Exchanged........ 155,998      (13,428)  213,604      (20,099)   76,251      (227,731)     71,791      (317,759)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 136,772  $  (601,181)  153,749  $(1,952,710) (313,089) $(19,828,206)   (799,935) $(31,319,948)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============
 Units Purchased........     640       11,702     1,894       23,956     6,153       174,897      13,588       346,082
 Units Redeemed......... (41,886)    (766,584)  (77,412)    (978,615) (250,697)   (7,125,993)   (669,164)  (17,044,025)
 Units Exchanged........ (34,172)    (625,432)  (30,911)    (390,766) (213,186)   (6,059,740)   (376,738)   (9,595,741)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (75,418) $(1,380,314) (106,429) $(1,345,425) (457,730) $(13,010,836) (1,032,314) $(26,293,684)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                     Janus Aspen Series (continued)
                         ----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible            International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ---------------------
                           Units       $ Amount     Units      $ Amount     Units     $ Amount     Units     $ Amount
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........     40,691  $  1,551,318    19,265  $    467,010     4,831  $    15,714   (11,129) $   246,567
 Units Redeemed.........   (926,797)  (34,907,598) (661,691)  (15,895,972) (127,570)  (6,447,192)  259,231   (5,007,075)
 Units Exchanged........     19,040      (426,392)   96,995      (144,239)   (7,253)     (64,559) (283,946)     (69,936)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   (867,066) $(33,782,672) (545,431) $(15,573,200) (129,992) $(6,496,038)  (35,844) $(4,830,444)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========
 Units Purchased........     10,091       331,978     7,982       179,568       (81)      21,232       347        6,720
 Units Redeemed.........   (627,415)  (20,641,241) (419,979)   (9,448,980)   13,665   (3,571,289) (172,962)  (3,352,582)
 Units Exchanged........   (430,315)  (14,156,856)  (62,919)   (1,415,600)   (2,968)     775,624  (147,077)  (2,850,852)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,047,639) $(34,466,118) (474,916) $(10,685,011)   10,616  $(2,774,434) (319,692) $(6,196,714)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Janus Aspen Series                                              Goldman Sachs Variable
                             (continued)        Janus Aspen Series -- Service Shares          Insurance Trust
                         ---------------------  ----------------------------------------  ------------------------
                               Capital                                      Global
                             Appreciation           Global Life           Technology            Growth and
                              Portfolio          Sciences Portfolio       Portfolio             Income Fund
                         ---------------------  ---------------------  -----------------  ------------------------
                          Units     $ Amount     Units     $ Amount     Units   $ Amount    Units       $ Amount
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
Type I Units:
 Units Purchased........    7,035  $   217,967     2,521  $    27,866    1,181  $ 11,787       4,858  $     45,066
 Units Redeemed......... (163,875)  (5,007,075)   (1,371)     (12,506)  (4,885)  (46,943)    (30,471)     (281,114)
 Units Exchanged........ (114,192)     (69,936)  319,696       (2,644) 196,023    (1,854)     16,814        (1,541)
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (271,032) $(4,859,044)  320,846  $    12,716  192,319  $(37,010)     (8,799) $   (237,589)
                         ========  ===========  ========  ===========  =======  ========  ==========  ============
 Units Purchased........    6,834      145,164       655        6,237    5,001     9,000         847         7,186
 Units Redeemed......... (157,840)  (3,352,582)  (17,867)    (170,167) (43,551)  (78,377)    (11,455)      (97,306)
 Units Exchanged........ (126,749)  (2,692,223) (102,729)    (978,417)  (3,176)   (5,716)     15,779       134,047
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contrtactholders
  during the year ended
  December 31, 2001..... (277,755) $(5,899,641) (119,941) $(1,142,346) (41,726) $(75,093)      5,171  $     43,927
                         ========  ===========  ========  ===========  =======  ========  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Goldman Sachs
                         Variable Insurance
                          Trust (continued)         Salomon Brothers Variable Series Funds, Inc.
                         --------------------  -----------------------------------------------------------
                               Mid Cap             Strategic                                  Total
                             Value Fund            Bond Fund         Investors Fund        Return Fund
                         --------------------  ------------------  -------------------  ------------------
                          Units     $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........      473  $    5,318      148  $   1,500        6  $      100       47  $     400
 Units Redeemed.........  (43,089)   (481,508) (17,332)  (174,027) (13,784)   (200,773) (23,079)  (193,974)
 Units Exchanged........  159,748      (3,598)   5,677       (931) 124,404      (1,370)  25,376       (463)
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  117,132  $ (479,788) (11,507) $(173,458) 110,626  $ (202,044)   2,344  $(194,037)
                         ========  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........    6,985      80,700      135      1,482    1,126      17,419      262      3,019
 Units Redeemed......... (143,331) (1,655,937) (16,348)  (180,138) (72,213) (1,117,432)  (1,414)   (16,333)
 Units Exchanged........  427,655   4,940,798   52,531    578,846  248,648   3,847,616   23,088    266,785
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  291,309  $3,365,561   36,318  $ 400,189  177,561  $2,747,603   21,936  $ 253,472
                         ========  ==========  =======  =========  =======  ==========  =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------------
                                S&P 500                    Money                   Total              International
                               Index Fund               Market Fund             Return Fund            Equity Fund
                         -----------------------  ------------------------  ---------------------  --------------------
                           Units      $ Amount      Units       $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
Type II Units:
 Units Purchased........   840,276  $ 48,036,897  10,838,087  $107,474,773   102,672  $ 3,882,213   94,226  $ 1,697,330
 Units Redeemed.........  (546,831)  (31,261,217) (5,788,747)  (57,403,516) (121,690)  (4,601,319) (48,305)    (870,146)
 Units Exchanged........   872,013    49,851,170  (6,354,311)  (63,011,868)  169,619    6,413,593  126,369    2,276,320
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,165,458  $ 66,626,850  (1,304,971) $(12,940,610)  150,601  $ 5,694,487  172,290  $ 3,103,505
                         =========  ============  ==========  ============  ========  ===========  =======  ===========
 Units Purchased........   205,417     8,797,487     995,943    16,304,531    50,980    1,802,767   21,557      307,475
 Units Redeemed.........  (811,758)  (34,765,409) (4,617,591)  (75,594,432) (224,767)  (7,948,272) (97,263)  (1,387,323)
 Units Exchanged........    42,687     1,828,150   8,254,272   135,130,450   243,314    8,604,131   86,651    1,235,963
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (563,654) $(24,139,773)  4,632,624  $ 75,840,549    69,527  $ 2,458,626   10,945  $   156,116
                         =========  ============  ==========  ============  ========  ===========  =======  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------------------------
                             Real Estate             Global                Mid-Cap
                           Securities Fund         Income Fund        Value Equity Fund          Income Fund
                         ---------------------  ------------------  ----------------------  ----------------------
                          Units     $ Amount     Units   $ Amount     Units     $ Amount      Units     $ Amount
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
Type II Units:
 Units Purchased........   60,720  $ 1,100,666   11,119  $ 126,089    301,492  $ 4,653,094    122,514  $ 1,372,111
 Units Redeemed.........  (78,204)  (1,417,601) (25,033)  (283,865)  (256,018)  (3,951,266)  (247,698)  (2,774,121)
 Units Exchanged........  461,452    8,364,688   23,762    269,447    474,558    7,324,093    431,371    4,831,184
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  443,968  $ 8,047,753    9,848  $ 111,671    520,032  $ 8,025,920    306,187  $ 3,429,174
                         ========  ===========  =======  =========  =========  ===========  =========  ===========
 Units Purchased........   54,583    1,217,029    2,700     39,907    130,038    2,195,607     67,697      802,746
 Units Redeemed......... (121,111)  (2,700,386) (19,656)  (290,435)  (316,422)  (5,342,583)  (487,107)  (5,776,124)
 Units Exchanged........  220,461    4,915,572   16,311    240,998  1,008,337   17,025,138  1,862,021   22,079,887
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  153,933  $ 3,432,215     (645) $  (9,530)   821,953  $13,878,163  1,442,611  $17,106,508
                         ========  ===========  =======  =========  =========  ===========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           GE Investments Funds, Inc. (continued)           Oppenheimer Variable Account Funds
                         ---------------------------------------------  ---------------------------------------------
                                                                                                      Capital
                                                   Premier Growth                                   Appreciation
                           U.S. Equity Fund          Equity Fund             BondFund/VA              Fund/VA
                         ---------------------  ----------------------  ----------------------  ---------------------
                          Units     $ Amount      Units     $ Amount      Units     $ Amount     Units     $ Amount
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
Type II Units:
 Units Purchased........  422,758  $ 5,265,104    538,199  $ 6,246,335    138,479  $ 2,920,472   328,072  $21,972,322
 Units Redeemed......... (112,125)  (1,396,428)   (92,533)  (1,073,936)  (239,077)  (5,042,053) (295,218) (19,771,964)
 Units Exchanged........  665,603    8,289,536    879,383   10,206,113    131,768    2,778,948   389,499   26,086,384
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  976,236  $12,158,212  1,325,049  $15,378,512     31,170  $   657,367   422,353  $28,286,742
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========
 Units Purchased........  141,595    1,650,038     53,061      659,613     62,392    1,460,206   172,350    6,041,604
 Units Redeemed......... (188,273)  (2,193,989)  (141,813)  (1,762,902)  (330,615)  (7,737,605) (513,437) (17,998,228)
 Units Exchanged........  719,936    8,389,604    162,333    2,017,988  1,166,313   27,296,004   288,190   10,102,348
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  673,258  $ 7,845,653     73,581  $   914,699    898,090  $21,018,605   (52,897) $(1,854,275)
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ----------------------  --------------------
                   Units      $ Amount     Units      $ Amount     Units     $ Amount
                  --------  ------------  --------  ------------  --------  ----------
Type II Units:
 Units
  Purchased......  230,852  $ 21,455,049    94,575  $  2,913,494    81,676  $2,540,315
 Units Redeemed.. (218,505)  (20,307,574) (528,634)  (16,285,315)  (95,093) (2,957,630)
 Units
  Exchanged......  352,784    32,787,271  (224,329)   (6,910,772)   73,020   2,271,121
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  365,131  $ 33,934,745  (658,388) $(20,282,592)   59,603  $1,853,806
                  ========  ============  ========  ============  ========  ==========
 Units
  Purchased......   80,848     3,551,370    35,885     1,059,085    41,397   1,357,313
 Units Redeemed.. (351,991)  (15,461,857) (396,020)  (11,687,850) (187,284) (6,140,625)
 Units
  Exchanged...... (330,688)  (14,526,102)   54,919     1,620,855   292,423   9,587,887
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (601,831) $(26,436,589) (305,216) $ (9,007,909)  146,536  $4,804,574
                  ========  ============  ========  ============  ========  ==========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type II Units:
 Units
  Purchased......    261,767  $ 10,702,261   550,437  $ 40,715,767
 Units Redeemed..   (952,563)  (38,945,244) (458,787)  (33,936,417)
 Units
  Exchanged......   (367,760)  (15,035,723)  558,530    41,314,440
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,058,556) $(43,278,705)  650,180  $ 48,093,791
                  =========== ============= ========= =============
 Units
  Purchased......    131,257     5,392,206   122,705     6,199,177
 Units Redeemed.. (1,225,456)  (50,343,228) (598,721)  (30,247,753)
 Units
  Exchanged......    423,461    17,396,301  (190,777)   (9,638,200)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (670,738) $(27,554,722) (666,793) $(33,686,775)
                  =========== ============= ========= =============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                   Variable Insurance
                        Products
                    Fund (continued)          Variable Insurance Products Fund II
                  ---------------------  ------------------------------------------------
                        Overseas                 Asset                 Contrafund
                       Portfolio           Manager Portfolio            Portfolio
                  ---------------------  ----------------------  ------------------------
                   Units     $ Amount     Units      $ Amount      Units       $ Amount
                  --------  -----------  --------  ------------  ----------  ------------
Type II Units:
 Units
  Purchased......   76,740  $ 3,196,903   116,824  $  3,413,340     618,320  $ 26,876,531
 Units Redeemed.. (114,584)  (4,773,412) (303,745)   (8,874,800)   (621,297)  (27,005,964)
 Units
  Exchanged......   86,294    3,594,849     7,853       229,451     530,621    23,064,574
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......   48,450  $ 2,018,341  (179,068) $ (5,232,008)    527,644  $ 22,935,140
                  ========  ===========  ========  ============  ==========  ============
 Units
  Purchased......   26,790      580,087    31,708       836,419     128,742     3,268,004
 Units Redeemed.. (185,218)  (4,010,721) (458,265)  (12,088,457) (1,129,540)  (28,672,301)
 Units
  Exchanged......  (68,514)  (1,483,618)  (15,225)     (401,625)   (685,023)  (17,388,665)
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (226,942) $(4,914,252) (441,782) $(11,653,663) (1,685,821) $(42,792,962)
                  ========  ===========  ========  ============  ==========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type II Units:
 Units
  Purchased......  447,592  $ 7,524,150   388,853  $ 5,413,866
 Units Redeemed.. (297,730)  (5,004,935) (298,459)  (4,155,341)
 Units
  Exchanged......  375,094    6,305,441  (357,471)  (4,976,936)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  524,956  $ 8,824,656  (267,077) $(3,718,411)
                  ========= ============ ========= ============
 Units
  Purchased......  149,772    1,741,297    62,648      706,910
 Units Redeemed.. (523,637)  (6,087,974) (275,660)  (3,110,470)
 Units
  Exchanged......  185,280    2,154,124  (584,068)  (6,590,460)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (188,585) $(2,192,553) (797,080) $(8,994,020)
                  ========= ============ ========= ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type II Units:
 Units
  Purchased......  272,106  $ 4,605,737   120,842  $ 2,098,615   146,590  $ 2,761,945
 Units Redeemed.. (338,825)  (5,735,043) (243,681)  (4,231,922) (166,848)  (3,143,637)
 Units
  Exchanged...... (159,043)  (2,691,999)  (53,755)    (933,538)   80,726    1,520,988
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (225,762) $(3,821,305) (176,594) $(3,066,845)   60,468  $ 1,139,297
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......  166,996    1,272,091    26,804      417,043    31,815      474,184
 Units Redeemed.. (813,036)  (6,193,318) (241,572)  (3,758,512) (239,832)  (3,574,529)
 Units
  Exchanged......  624,425    4,756,574     1,697       26,398    10,621      158,297
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (21,615) $  (164,653) (213,071) $(3,315,071) (197,396) $(2,942,047)
                  ========  ===========  ========  ===========  ========  ===========
                               Alger American Fund
                  -------------------------------------------------
                          Small
                     Capitalization              LargeCap
                        Portfolio            Growth Portfolio
                  ----------------------- -------------------------
                    Units     $ Amount      Units       $ Amount
                  ---------- ------------ ----------- -------------
Type II Units:
 Units
  Purchased......   717,919  $12,459,012   1,337,918  $ 34,879,435
 Units Redeemed..  (430,162)  (7,465,185)   (602,177)  (15,698,703)
 Units
  Exchanged......   960,439   16,667,793   1,171,805    30,548,855
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 1,248,196  $21,661,621   1,907,546  $ 49,729,587
                  ========== ============ =========== =============
 Units
  Purchased......   196,011    1,546,638     231,334     4,032,079
 Units Redeemed..  (688,627)  (5,433,645)   (965,907)  (16,835,516)
 Units
  Exchanged......   (63,502)    (501,066)   (677,763)  (11,813,240)
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (556,118) $(4,388,073) (1,412,336) $(24,616,677)
                  ========== ============ =========== =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                              PBHG Insurance Series Fund, Inc.                         Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                              PBHG Large                 PBHG                  Aggressive
                         Cap Growth Portfolio     Growth II Portfolio       Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type II Units:
 Units Purchased........   487,795  $13,993,838    589,568  $15,718,876   1,201,898  $ 69,415,865   1,691,481  $ 62,376,167
 Units Redeemed.........   (91,457)  (2,623,697)  (117,390)  (3,129,796)   (578,318)  (33,400,884)   (929,407)  (34,273,418)
 Units Exchanged........ 1,029,285   29,528,130  1,129,155   30,105,200   1,381,326    79,778,608   1,974,521    72,813,768
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,425,623  $40,898,272  1,601,333  $42,694,279   2,004,906  $115,793,589   2,736,595  $100,916,517
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,567    3,122,503    159,537    1,688,843     168,344     4,280,488     212,666     5,095,102
 Units Redeemed.........  (118,855)  (3,356,565)  (220,669)  (2,335,988)   (607,422)  (15,444,953) (1,351,342)  (32,375,814)
 Units Exchanged........   141,804    4,004,668   (264,710)  (2,802,208)   (667,603)  (16,975,234) (1,281,148)  (30,694,096)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   133,516  $ 3,770,606   (325,842) $(3,449,352) (1,106,681) $(28,139,698) (2,419,824) $(57,974,808)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    Janus Aspen Series (continued)
                     ----------------------------------------------------------------------------------------------------
                            Worldwide                                           Flexible              International
                        Growth Portfolio         Balanced Portfolio         Income Portfolio         Growth Portfolio
                     ------------------------  ------------------------  -----------------------  -----------------------
                       Units       $ Amount      Units       $ Amount      Units      $ Amount      Units      $ Amount
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
Type II Units:
 Units Purchased....  1,238,935  $ 62,141,778   1,883,372  $ 45,557,439     318,910  $ 2,980,192  1,316,719  $ 31,293,458
 Units Redeemed.....   (998,809)  (50,097,716) (1,003,621)  (24,276,888)    (97,182)  (9,536,150)  (419,610)  (14,606,477)
 Units Exchanged....  1,112,263    55,788,334   3,238,888    78,346,400      49,287    4,836,443    831,749    28,952,906
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2000..............  1,352,389  $ 67,832,396   4,118,639  $ 99,626,951     271,015  $(1,719,515) 1,728,858  $ 45,639,887
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============
 Units Purchased....    205,131     6,438,344     460,179     9,636,427     504,916    1,632,201     88,713     2,132,981
 Units Redeemed..... (1,436,252)  (45,078,902) (1,778,492)  (37,242,757) (2,832,490)  (9,156,347)  (589,609)  (14,176,302)
 Units Exchanged.... (1,559,693)  (48,953,264)    402,048     8,419,158   2,656,216    8,586,518   (235,984)   (5,673,917)
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2001.............. (2,790,814) $(87,593,822)   (916,265) $(19,187,172)    328,642  $ 1,062,373   (736,880) $(17,717,239)
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                                     Goldman Sachs
                           Janus Aspen Series                                                      Variable Insurance
                               (continued)            Janus Aspen Series -- Service Shares               Trust
                         ------------------------  ----------------------------------------------  -------------------
                                 Capital                Global Life               Global               Growth and
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio       Income Fund
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........  1,433,677  $ 45,834,519    252,937  $ 2,801,648    412,502  $ 4,029,588  118,384  $1,062,357
 Units Redeemed.........   (456,882)  (14,606,477)   (17,416)    (192,909)   (22,916)    (223,857) (57,666)   (517,484)
 Units Exchanged........  1,376,886    44,018,915  1,009,738   11,184,335    944,061    9,222,175  130,991   1,175,501
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,353,681  $ 75,246,957  1,245,259  $13,793,074  1,333,647  $13,027,905  191,709  $1,720,373
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    213,871     4,427,658     68,155      572,197     98,599      684,830   51,219     432,057
 Units Redeemed.........   (684,766)  (14,176,302)   (88,022)    (738,991)  (122,973)    (854,126) (50,589)   (426,748)
 Units Exchanged........ (1,014,100)  (20,994,308)  (206,803)  (1,736,221)   492,101    3,417,965  177,533   1,497,592
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,484,995) $(30,742,952)  (226,670) $(1,903,015)   467,727  $ 3,248,669  178,163  $1,502,901
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable
                         Insurance Trust (continued)          Salomon Brothers Variable Series Funds, Inc.
                         ----------------------------- ----------------------------------------------------------------
                                   Mid Cap                 Strategic                                      Total
                                 Value Fund                Bond Fund           Investors Fund          Return Fund
                         ----------------------------- -------------------  ----------------------  -------------------
                            Units         $ Amount      Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ------------  --------------- -------  ----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........      297,612  $    2,924,470  121,504  $1,266,650    101,138  $ 1,495,645   36,127  $  391,109
 Units Redeemed.........      (68,385)       (671,983) (40,351)   (420,651)    (9,905)    (146,467)  (9,687)   (104,874)
 Units Exchanged........    1,383,576      13,595,628  229,690   2,394,490    572,629    8,468,162   70,815     766,649
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    1,612,803  $   15,848,115  310,843  $3,240,489    663,862  $ 9,817,339   97,255  $1,052,884
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........      210,514       2,394,849   67,246     744,854     82,588    1,259,341   42,888     473,282
 Units Redeemed.........     (376,931)     (4,288,045) (74,631)   (826,655)  (166,194)  (2,534,211) (19,811)   (218,615)
 Units Exchanged........    3,004,590      34,180,887  618,837   6,854,603  1,213,642   18,506,226  303,004   3,343,796
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    2,838,173  $   32,287,691  611,452  $6,772,802  1,130,036  $17,231,355  326,081  $3,598,463
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                        GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------------
                                S&P 500                                                                International
                              Index Fund             Money Market Fund         Total Return Fund        Equity Fund
                         ----------------------  --------------------------  ----------------------  -------------------
                           Units     $ Amount       Units       $ Amount       Units     $ Amount     Units    $ Amount
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........ 5,774,481  $64,851,753   30,441,494  $ 329,086,578    964,040  $10,701,059  272,185  $3,248,727
 Units Redeemed.........  (460,222)  (5,168,635)    (817,149)    (8,833,758)  (110,314)  (1,224,522) (11,335)   (135,282)
 Units Exchanged........ 1,575,234   17,691,060  (28,707,392)  (310,340,135)   403,559    4,479,590  135,685   1,619,515
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 6,889,493  $77,374,178      916,953  $   9,912,684  1,257,285  $13,956,127  396,535  $4,732,960
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========
 Units Purchased........ 2,553,534   25,029,790   12,465,899    136,355,080    300,167    3,308,496  113,660   1,071,027
 Units Redeemed.........  (877,295)  (8,599,263)  (2,108,822)   (23,066,814)  (171,788)  (1,893,481) (29,651)   (279,403)
 Units Exchanged........   821,227    8,049,684   (1,748,633)   (19,137,917)   410,875    4,528,734   47,180     444,581
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,497,466  $24,480,211    8,607,444  $  94,150,349    539,254  $ 5,943,749  131,189  $1,236,205
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------
                            Real Estate              Mid-Cap
                          Securities Fund       Value Equity Fund          Income Fund
                         -------------------  ----------------------  ----------------------
                          Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 151,448  $1,793,173    797,484  $ 8,721,424    334,910  $ 3,420,009
 Units Redeemed......... (23,766)   (281,394)   (70,098)    (766,600)   (32,062)    (327,405)
 Units Exchanged........ 555,644   6,578,906    329,731    3,605,992    241,816    2,469,371
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 683,326  $8,090,686  1,057,117  $11,560,816    544,664  $ 5,561,975
                         =======  ==========  =========  ===========  =========  ===========
 Units Purchased........  71,194   1,031,647  1,151,452   13,608,269    129,167    1,420,474
 Units Redeemed......... (62,399)   (904,207)  (173,059)  (2,045,280)  (106,660)  (1,172,958)
 Units Exchanged........ 362,817   5,257,498  1,707,360   20,178,193  1,019,097   11,207,220
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 371,612  $5,384,938  2,685,753  $31,741,182  1,041,604  $11,454,736
                         =======  ==========  =========  ===========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------------
                                                    Premier Growth                                 Small-Cap
                           U.S. Equity Fund           Equity Fund        Value Equity Fund     Value Equity Fund
                         ----------------------  ----------------------  -------------------  ---------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units     $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
Type III Units:
 Units Purchased........ 1,029,292  $11,792,434  1,703,469  $19,751,651      --   $      --       --   $        --
 Units Redeemed.........  (119,648)  (1,370,786)  (132,167)  (1,532,471)     --          --       --            --
 Units Exchanged........   326,770    3,743,750    624,052    7,235,845      --          --       --            --
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,236,414  $14,165,398  2,195,354  $25,455,025      --   $      --       --   $        --
                         =========  ===========  =========  ===========  =======  ==========  =======  ============
 Units Purchased........   555,691    5,989,189    839,361    8,584,185  315,929   6,091,138  490,450     6,663,520
 Units Redeemed.........  (135,389)  (1,459,212)  (208,634)  (2,133,711)  (4,863)    (53,025)  (6,885)   (5,251,667)
 Units Exchanged........   428,486    4,618,166    720,232    7,365,829   64,334   1,238,092  281,265   (16,281,180)
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   848,788  $ 9,148,143  1,350,959  $13,816,303  375,400  $7,276,205  764,830  $(14,869,327)
                         =========  ===========  =========  ===========  =======  ==========  =======  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                   Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                        Capital                Aggressive                 High
                             Bond Fund/VA        Appreciation Fund/VA        Growth Fund/VA          Income Fund/VA
                         ----------------------  ----------------------  ------------------------  --------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount     Units    $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
Type III Units:
 Units Purchased........   561,154  $ 5,545,042  2,286,496  $32,454,999   1,962,697  $ 42,323,000  474,064  $ 4,705,224
 Units Redeemed.........   (64,209)    (634,480)  (103,260)  (1,465,683)   (116,047)   (2,502,413) (34,406)    (341,489)
 Units Exchanged........   249,151    2,461,986  2,025,983   28,757,233   1,270,321    27,392,808  192,027    1,905,917
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   746,096  $ 7,372,548  4,209,219  $59,746,550   3,116,971  $ 67,213,395  631,685  $ 6,269,652
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========
 Units Purchased........   197,623    2,135,586    521,828    9,103,643     449,277     4,624,388   52,567    1,470,396
 Units Redeemed.........  (195,466)  (2,112,284)  (215,429)  (3,758,310)   (222,429)   (2,289,452) (79,330)  (2,219,013)
 Units Exchanged........ 1,557,241   16,828,210     83,577    1,458,070  (1,077,502)  (11,090,682)  37,492    1,048,729
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,559,398  $16,851,512    389,976  $ 6,803,403    (850,654) $ (8,755,746)  10,729  $   300,112
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                         Oppenheimer Variable
                            Account Funds               Oppenheimer Variable               Variable Insurance
                              (continued)          Account Funds -- Class 2 Shares            Products Fund
                         ---------------------  ----------------------------------------  ----------------------
                                                                        Main Street
                               Multiple               Global          Growth & Income            Equity-
                          Strategies Fund/VA    Securities Fund/VA        Fund/Va           Income Portfolio
                         ---------------------  -------------------  -------------------  ----------------------
                          Units     $ Amount     Units    $ Amount    Units    $ Amount     Units     $ Amount
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
Type III Units:
 Units Purchased........  433,524  $ 5,032,836      --   $      --       --   $      --   1,430,124  $15,114,627
 Units Redeemed.........  (23,186)    (269,167)     --          --       --          --    (164,064)  (1,733,954)
 Units Exchanged........  113,322    1,315,573      --          --       --          --     672,695    7,109,549
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  523,660  $ 6,079,242      --   $      --       --   $      --   1,938,755  $20,490,221
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========
 Units Purchased........   85,715    1,058,087  667,556   6,091,138  564,696   5,120,807    595,075    6,552,026
 Units Redeemed.........  (56,939)    (702,868)  (5,811)    (53,025)  (4,706)    (42,678)  (280,020)  (3,083,132)
 Units Exchanged........  395,503    4,882,177  135,688   1,238,092  124,843   1,132,099  1,516,424   16,696,465
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  424,279  $ 5,237,397  797,433  $7,276,205  684,833  $6,210,228  1,831,479  $20,165,359
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund
                                        (continued)                       Variable Insurance Products Fund II
                         --------------------------------------------  --------------------------------------------
                                                                              Asset
                            Growth Portfolio      Overseas Portfolio    Manager Portfolio    Contrafund Portfolio
                         -----------------------  -------------------  --------------------  ----------------------
                           Units      $ Amount     Units    $ Amount    Units    $ Amount      Units     $ Amount
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  5,124,433  $66,565,118  525,888  $6,755,682  666,572  $ 7,124,795  3,706,126  $44,530,230
 Units Redeemed.........   (496,741)  (6,452,548) (26,780)   (344,013) (60,414)    (645,749)  (247,268)  (2,970,997)
 Units Exchanged........  2,031,135   26,383,938  147,773   1,898,321  194,454    2,078,463  1,375,698   16,529,435
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,658,827  $86,496,507  646,881  $8,309,991  800,612  $ 8,557,508  4,834,556  $58,088,668
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========
 Units Purchased........    923,738    7,857,816   41,331     753,297  121,911    1,344,449    524,646    4,572,616
 Units Redeemed.........   (800,838)  (6,812,362) (23,464)   (427,653) (92,182)  (1,016,591)  (460,323)  (4,012,000)
 Units Exchanged........ (1,136,212)  (9,665,232) (39,607)   (721,878)  50,112      552,643   (426,066)  (3,713,429)
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,013,312) $(8,619,778) (21,740) $ (396,233)  79,841  $   880,501   (361,743) $(3,152,813)
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                 Variable Insurance Products
                            Variable Insurance Products Fund III                   Fund -- Service Class 2
                         ----------------------------------------------  ----------------------------------------------
                            Growth & Income      Growth Opportunities        Equity Income
                               Portfolio               Portfolio               Portfolio           Growth Portfolio
                         ----------------------  ----------------------  ----------------------  ----------------------
                           Units     $ Amount      Units     $ Amount      Units     $ Amount      Units     $ Amount
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 1,574,724  $16,275,002    823,186  $ 7,732,047        --   $       --         --   $       --
 Units Redeemed.........  (147,962)  (1,529,210)  (118,206)  (1,110,287)       --           --         --           --
 Units Exchanged........   366,962    3,792,607    533,118    5,007,484        --           --         --           --
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,793,724  $18,538,399  1,238,098  $11,629,245        --   $       --         --   $       --
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========
 Units Purchased........   332,793    3,293,038    189,318    1,298,709  1,217,963   12,164,917    990,425    8,045,931
 Units Redeemed.........  (241,900)  (2,393,640)  (147,086)  (1,008,997)   (31,766)    (317,275)   (13,844)    (112,464)
 Units Exchanged........   253,320    2,506,655   (955,304)  (6,553,308)   213,931    2,136,732    282,402    2,294,149
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   344,213  $ 3,406,052   (913,072) $(6,263,596) 1,400,128  $13,984,374  1,258,983  $10,227,616
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Variable Insurance
                         Products Fund II --         Variable Insurance Products               Federated
                           Service Class 2           Fund III -- Service Class 2           Insurance Series
                         ---------------------  ----------------------------------------  --------------------
                                                 Growth & Income                           American Leaders
                         Contrafund Portfolio       Portfolio        Mid Cap Portfolio          Fund II
                         ---------------------  -------------------  -------------------  --------------------
                           Units     $ Amount    Units    $ Amount    Units    $ Amount    Units     $ Amount
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
Type III Units:
 Units Purchased........       --   $      --       --   $      --       --   $      --    484,175  $5,005,436
 Units Redeemed.........       --          --       --          --       --          --    (63,860)   (660,189)
 Units Exchanged........       --          --       --          --       --          --    248,916   2,573,305
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $      --       --   $      --       --   $      --    669,231  $6,918,552
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========
 Units Purchased........   882,087   7,892,763  368,065   3,318,924  739,016   7,311,807   191,920   2,060,330
 Units Redeemed.........   (14,311)   (128,054) (12,810)   (115,507)  (9,022)    (89,263) (117,971) (1,266,459)
 Units Exchanged........   184,475   1,650,649  145,025   1,307,724  193,297   1,912,478   366,986   3,939,708
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,052,251  $9,415,358  500,280  $4,511,141  923,291  $9,135,023   440,935  $4,733,579
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                     Federated Insurance
                                                                                          Series --
                                Federated Insurance Series (continued)                  Service Shares
                         ----------------------------------------------------------  ---------------------
                                                                    International
                            High Income                             Small Company        High Income
                            Bond Fund II       Utility Fund II         Fund II           Bond Fund II
                         -------------------  -------------------  ----------------  ---------------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount   Units     $ Amount
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
Type III Units:
 Units Purchased........ 405,619  $3,957,714  347,573  $3,565,438     --   $    --        --   $       --
 Units Redeemed......... (50,365)   (491,422) (27,498)   (282,078)    --        --        --           --
 Units Exchanged........  82,072     800,797  159,588   1,637,078     --        --        --           --
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 437,326  $4,267,088  479,663  $4,920,439     --   $    --        --   $       --
                         =======  ==========  =======  ==========  ======  ========  ========  ===========
 Units Purchased........ 104,990     967,805   59,742     821,804  40,152   317,757   217,387    2,187,376
 Units Redeemed......... (96,040)   (885,305) (51,206)   (704,380)    (61)     (480)   (2,858)     (28,760)
 Units Exchanged........ 252,349   2,326,152    8,721     119,960  20,000   158,279    94,646      952,338
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 261,299  $2,408,653   17,257  $  237,384  60,091  $475,556   309,175  $ 3,110,954
                         =======  ==========  =======  ==========  ======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Alger American Fund                               Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                                 Small
                            Capitalization             LargeCap                Aggressive
                               Portfolio           Growth Portfolio         Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type III Units:
 Units Purchased........ 1,805,717  $25,545,421  4,061,228  $50,840,396   5,048,611  $111,149,383   8,254,239  $113,044,335
 Units Redeemed.........   (84,213)  (1,191,355)  (364,011)  (4,556,864)   (339,695)   (7,478,683)   (595,015)   (8,148,913)
 Units Exchanged........   684,204    9,679,418  1,298,114   16,250,414   1,310,591    28,853,743   2,040,239    27,941,696
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,405,708  $34,033,484  4,995,331  $62,533,946   6,019,507  $132,524,444   9,699,463  $132,837,117
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,521    2,099,332    798,200    5,582,819     740,285     6,663,520   1,158,750     9,398,402
 Units Redeemed.........   (59,350)  (1,127,335)  (732,510)  (5,123,364)   (583,435)   (5,251,667) (1,102,928)   (8,945,643)
 Units Exchanged........   (14,354)    (272,665)  (738,469)  (5,165,047) (1,808,760)  (16,281,180) (2,393,477)  (19,413,051)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    36,817  $   699,332   (672,779) $(4,705,592) (1,651,910) $(14,869,327) (2,337,655) $(18,960,292)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible             International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ----------------------
                           Units       $ Amount      Units     $ Amount     Units     $ Amount      Units     $ Amount
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  6,027,813  $ 94,887,306  5,549,805  $66,051,590   474,783  $ 4,775,926  2,722,775  $49,105,715
 Units Redeemed.........   (428,774)   (6,749,596)  (539,341)  (6,419,019)  (49,863)    (501,582)  (118,188)  (2,131,551)
 Units Exchanged........  1,485,027    23,376,664  1,795,002   21,363,406   319,660    3,215,517    712,898   12,857,235
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  7,084,066  $111,514,373  6,805,466  $80,995,978   744,580  $ 7,489,861  3,317,485  $59,831,399
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........    847,842     7,835,849    785,062   10,356,772   128,904    1,396,827    362,593    3,824,797
 Units Redeemed.........   (714,843)   (6,606,658)  (684,992)  (9,036,613) (122,777)  (1,330,431)  (217,925)  (2,298,772)
 Units Exchanged........ (1,838,200)  (16,988,861)   359,516    4,742,837   656,899    7,118,228   (619,846)  (6,538,416)
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,705,201) $(15,759,670)   459,586  $ 6,062,996   663,026  $ 7,184,624   (475,178) $(5,012,391)
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                               Janus Aspen
                           Series (continued)                   Janus Aspen Series -- Service Shares
                         ------------------------  -------------------------------------------------------------------
                                 Capital                Global Life               Global               Aggressive
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio     Growth Portfolio
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........  6,099,764  $ 92,094,418    546,951  $ 5,962,836    923,701  $ 9,311,200      --   $      --
 Units Redeemed.........   (492,593)   (7,437,171)   (36,174)    (394,373)   (70,990)    (715,603)     --          --
 Units Exchanged........    768,085    11,596,572  1,027,758   11,204,559    567,543    5,721,016      --          --
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,375,256  $ 96,253,819  1,538,535  $16,773,022  1,420,254  $14,316,614      --   $      --
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    638,460     5,932,930    291,929    2,880,181    415,117    2,692,677  448,596   2,973,595
 Units Redeemed.........   (859,638)   (7,988,239)   (48,775)    (481,223)   (46,595)    (302,242)  (3,377)    (22,387)
 Units Exchanged........ (1,735,306)  (16,125,432)  (690,072)  (6,808,255)   248,615    1,612,646  150,430     997,153
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,956,484) $(18,180,741)  (446,918) $(4,409,296)   617,137  $ 4,003,080  595,649  $3,948,361
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                   Capital
                                                 Appreciation          Worldwide          International
                          Growth Portfolio        Portfolio         Growth Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type III Units
 Units Purchased........     --   $      --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........     --          --       --          --       --          --       --          --
 Units Exchanged........     --          --       --          --       --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --       --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 703,138   5,700,216  461,617   3,844,568  678,425   5,459,519  438,168   3,325,078
 Units Redeemed......... (13,012)   (105,485) (12,307)   (102,502)  (9,969)    (80,228)  (8,457)    (64,176)
 Units Exchanged........ 149,509   1,212,045   93,773     780,987  125,213   1,007,629   54,503     413,594
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 839,635  $6,806,776  543,083  $4,523,052  793,669  $6,386,920  484,214  $3,674,496
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Janus Aspen                                                      Salomon Brothers
                           Series -- Service                                                   Variable Series
                          Shares (continued)      Goldman Sachs Variable Insurance Trust          Funds Inc.
                         ----------------------  -------------------------------------------  -------------------
                                                     Growth and              Mid Cap              Strategic
                          Balanced Portfolio        Income Fund            Value Fund             Bond Fund
                         ----------------------  -------------------  ----------------------  -------------------
                           Units     $ Amount     Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --   368,448  $3,757,412    642,274  $ 7,371,420  263,180  $2,682,620
 Units Redeemed.........       --           --   (12,740)   (129,922)   (40,604)    (466,023) (14,685)   (149,688)
 Units Exchanged........       --           --    84,068     857,328  1,863,060   21,382,452   73,938     753,668
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --   439,776  $4,484,818  2,464,730  $28,287,849  322,433  $3,286,600
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 1,378,227   13,360,692   74,320     663,761    558,203    8,172,485   90,540     977,051
 Units Redeemed.........   (39,335)    (381,310) (28,949)   (258,540)  (259,407)  (3,797,892) (40,306)   (434,955)
 Units Exchanged........   380,062    3,684,362  142,014   1,268,352  1,531,694   22,425,089  494,554   5,336,944
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,718,954  $16,663,744  187,385  $1,673,573  1,830,490  $26,799,681  544,788  $5,879,040
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Salomon Brothers Variable Series
                                 Funds, Inc. (continued)                  AIM Variable Insurance Funds
                         -------------------------------------------  ----------------------------------------
                                                                       AIM V.I. Capital         AIM V.I.
                            Investors Fund       Total Return Fund    Appreciation Fund       Growth Fund
                         ----------------------  -------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........   548,934  $ 6,657,631  177,293  $1,802,965      --   $      --       --   $      --
 Units Redeemed.........   (30,514)    (370,082)  (9,550)    (97,118)     --          --       --          --
 Units Exchanged........ 1,109,594   13,457,503  105,593   1,073,814      --          --       --          --
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,628,014  $19,745,052  273,336  $2,779,660      --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........   454,659    5,770,591  113,168   1,168,573  383,727   2,822,991  222,846   1,585,635
 Units Redeemed.........  (156,605)  (1,987,653) (18,152)   (187,433)  (4,824)    (35,488)  (5,651)    (40,210)
 Units Exchanged........   435,336    5,525,345  294,064   3,036,536  333,095   2,450,504   39,585     281,661
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   733,390  $ 9,308,283  389,080  $4,017,676  711,998  $5,238,007  256,780  $1,827,086
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         AIM Variable Insurance
                            Funds (continued)                    MFS Variable Insurance Trust
                         ------------------------  -------------------------------------------------------------
                                                          MFS                  MFS                  MFS
                                                    Investors Growth     Investors Trust       New Discovery
                           AIM V.I. Value Fund        Stock Series            Series               Series
                         ------------------------  -------------------  -------------------  -------------------
                           Units       $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........        --   $        --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........        --            --       --          --       --          --       --          --
 Units Exchanged........        --            --       --          --       --          --       --          --
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....        --   $        --       --   $      --       --   $      --       --   $      --
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  1,096,649     9,374,809  456,235   3,526,726  295,790   2,571,315  338,367   3,279,542
 Units Redeemed.........    (14,734)     (125,955)  (2,806)    (21,687)  (3,154)    (27,421)  (3,548)    (34,390)
 Units Exchanged........    157,852     1,349,410   92,787     717,254  122,030   1,060,819   87,460     847,679
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  1,239,767  $ 10,598,265  546,216  $4,222,293  414,666  $3,604,712  422,279  $4,092,831
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                             Insurance                                              PIMCO Variable
                         Trust (continued)                Dreyfus                  Insurance Trust
                         -------------------  ----------------------------------  -------------------
                                                  Dreyfus
                                                Investments       The Dreyfus
                                               Portfolios --       Socially
                                                 Emerging         Responsible
                                                  Markets        Growth Fund,        Foreign Bond
                         MFS Utility Series      Portfolio           Inc.             Portfolio
                         -------------------  ----------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  ------  --------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --       --   $      --
 Units Redeemed.........     --          --      --        --      --        --       --          --
 Units Exchanged........     --          --      --        --      --        --       --          --
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --       --   $      --
                         =======  ==========  ======  ========  ======  ========  =======  ==========
 Units Purchased........ 409,061   3,666,400  40,694   394,667  35,592   294,532   99,677   1,054,164
 Units Redeemed.........  (7,154)    (64,123)   (485)   (4,705) (1,075)   (8,900)  (1,382)    (14,616)
 Units Exchanged........ 125,999   1,129,318  56,894   551,775  16,663   137,899   45,013     476,052
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 527,906  $4,731,594  97,103  $941,737  51,180  $423,531  143,308  $1,515,600
                         =======  ==========  ======  ========  ======  ========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Rydex Variable
                                 PIMCO Variable Insurance Trust (continued)                      Trust
                         ----------------------------------------------------------------  -------------------
                           Long-Term U.S.
                             Government           High Yield           Total Return
                           Bond Portfolio       Bond Portfolio        Bond Portfolio            OTC Fund
                         -------------------  -------------------  ----------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --       --   $      --         --   $       --       --   $      --
 Units Redeemed.........     --          --       --          --         --           --       --          --
 Units Exchanged........     --          --       --          --         --           --       --          --
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --         --   $       --       --   $      --
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 630,087   6,788,212  393,284   3,963,069  1,135,508   11,930,839  201,688   1,245,860
 Units Redeemed.........  (8,002)    (86,209)  (6,353)    (64,016)   (14,537)    (152,740)    (732)     (4,519)
 Units Exchanged........ 161,006   1,734,595  174,614   1,759,573    320,094    3,363,247   35,411     218,740
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 783,091  $8,436,598  561,545  $5,658,626  1,441,065  $15,141,345  236,367  $1,460,081
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------------
                              Growth and              Premier
                           Income Portfolio       Growth Portfolio     Quasar Portfolio
                         ----------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --       --   $      --       --   $      --
 Units Redeemed.........       --           --       --          --       --          --
 Units Exchanged........       --           --       --          --       --          --
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --       --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,660,729   17,487,995  744,030   6,135,908  119,932   1,062,459
 Units Redeemed.........   (29,253)    (308,046) (17,920)   (147,785)    (835)     (7,397)
 Units Exchanged........   469,773    4,946,863  244,821   2,018,995   39,467     349,639
                         ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,101,249  $22,126,811  970,931  $8,007,118  158,564  $1,404,701
                         =========  ===========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Prudential Series Fund, Inc. (continued)
                          -------------------------------------------------------
                                              SP Jennison
                           SP Prudential     International
                           U.S. Emerging         Growth           Prudential
                          Growth Portfolio     Portfolio      Jennison Portfolio
                          -----------------  ---------------  -------------------
                          Units   $ Amount   Units  $ Amount   Units    $ Amount
                          ------- ---------  -----  --------  -------- ----------
Type III Units:
 Units Purchased.........     --  $     --     --   $   --         --  $      --
 Units Redeemed..........     --        --     --       --         --         --
 Units Exchanged.........     --        --     --       --         --         --
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000...............     --  $     --     --   $   --         --  $      --
                          ======= =========  =====  =======   ======== ==========
 Units Purchased.........   9,251    86,374  2,350   18,469      4,500     34,302
 Units Redeemed..........     --        --     (37)    (293)       --         --
 Units Exchanged.........     --        --     --       --          87        665
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001...............   9,251 $  86,374  2,313  $18,176      4,587 $   34,968
                          ======= =========  =====  =======   ======== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                                                                                 International
                          S&P 500 Index Fund       Money Market Fund      Total Return Fund       Equity Fund
                         ----------------------  -----------------------  -------------------  ------------------
                           Units     $ Amount      Units      $ Amount     Units    $ Amount    Units   $ Amount
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........ 1,005,103  $10,642,151   6,174,022  $64,844,674  197,106  $2,111,241   79,360  $ 818,461
 Units Redeemed.........   (64,798)    (686,089)   (300,044)  (3,151,303) (11,007)   (117,899)    (472)    (4,863)
 Units Exchanged........   269,630    2,854,872  (3,268,645) (34,330,009)  19,263     206,330    2,896     29,865
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,209,935  $12,810,935   2,605,333  $27,363,362  205,362  $2,199,673   81,784  $ 843,463
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========
 Units Purchased........   536,600    4,864,201   4,478,650   49,482,442   73,171     762,006  (14,223)   291,867
 Units Redeemed.........  (279,131)  (2,530,277) (3,182,444) (35,161,289) (32,297)   (336,348)   4,717    (96,796)
 Units Exchanged........    73,108      662,708    (551,660)  (6,095,024)  48,237     502,348   34,420   (706,336)
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   330,577  $ 2,996,632     744,546  $ 8,226,129   89,111  $  928,006   24,914  $(511,264)
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------
                           Real Estate           Mid-Cap
                         Securities Fund    Value Equity Fund       Income Fund
                         -----------------  -------------------  -------------------
                          Units   $ Amount   Units    $ Amount    Units    $ Amount
                         -------  --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........  33,012  $350,405  186,211  $1,760,400  156,442  $1,324,193
 Units Redeemed.........    (451)   (4,786) (15,963)   (150,912)  (7,035)    (59,547)
 Units Exchanged........  27,028   286,882   12,764     120,669  (51,079)   (432,355)
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  59,589  $632,501  183,012  $1,730,157   98,328  $  832,292
                         =======  ========  =======  ==========  =======  ==========
 Units Purchased........  15,089   174,801  125,376   1,303,370   30,848     341,760
 Units Redeemed......... (10,982) (127,225) (33,831)   (351,702) (34,089)   (377,668)
 Units Exchanged........  19,648   227,639  110,359   1,147,249   95,582   1,058,942
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  23,755  $275,215  201,904  $2,098,917   92,341  $1,023,034
                         =======  ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                             GE Investments Funds, Inc. (continued)
                           ----------------------------------------------------------------------------------
                                                     Premier                                  Small-Cap
                            U.S. Equity Fund    Growth Equity Fund   Value Equity Fund    Value Equity Fund
                           -------------------  -------------------  -------------------  -------------------
                            Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased.......... 150,282  $1,582,664  187,404  $2,154,879      --   $      --       --   $      --
 Units Redeemed........... (19,668)   (207,130)  (7,049)    (81,062)     --          --       --          --
 Units Exchanged..........  22,725     239,324   17,596     202,324      --          --       --          --
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2000..153,339  $1,614,858  197,951  $2,276,141      --   $      --       --   $      --
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased..........  73,970     689,750  105,946   1,108,717  119,692   1,127,172   46,732     542,446
 Units Redeemed........... (16,716)   (155,874) (28,579)   (299,080)    (201)     (1,884)    (743)     (8,620)
 Units Exchanged..........   1,547      14,426   47,772     499,932   (1,207)    (11,371)  63,003     731,331
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2001.. 58,801  $  548,303  125,139  $1,309,569  118,284  $1,113,917  108,992  $1,265,158
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------------
                                                    Capital
                                                 Appreciation            Aggressive               High
                            Bond Fund/VA            Fund/VA            Growth Fund/VA        Income Fund/VA
                         -------------------  --------------------  ---------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
Type IV Units:
 Units Purchased........ 118,086  $1,166,908  384,129  $ 5,149,463   273,033  $ 5,348,357  141,734  $1,342,726
 Units Redeemed.........  (7,807)    (77,145) (20,311)    (272,280)   (7,990)    (156,522)  (4,679)    (44,323)
 Units Exchanged........  15,284     151,028  189,032    2,534,069   170,107    3,332,162  (31,289)   (296,419)
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 125,563  $1,240,792  552,850  $ 7,411,252   435,150  $ 8,523,997  105,766  $1,001,984
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========
 Units Purchased........  31,198     337,200  110,376    1,528,030   102,734      814,951   23,717     204,405
 Units Redeemed......... (29,017)   (313,635) (91,237)  (1,263,076)  (28,094)    (222,864) (21,298)   (183,604)
 Units Exchanged........ 120,576   1,303,233   81,634    1,130,143  (197,521)  (1,566,838)  34,238     295,085
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 122,757  $1,326,797  100,773  $ 1,395,097  (122,881) $  (974,752)  36,657  $  315,886
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Oppenheimer
                          Variable Account       Oppeheimer Variable Account        Variable Insurance
                         Funds (continued)        Funds --   Class 2 Shares           Products Fund
                         -------------------  ------------------------------------  -------------------
                              Multiple            Global          Main Street
                             Strategies         Securities      Growth & Income          Equity-
                              Fund/VA             Fund/VA           Fund/VA          Income Portfolio
                         -------------------  ---------------  -------------------  -------------------
                          Units    $ Amount   Units  $ Amount   Units    $ Amount    Units    $ Amount
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 104,972  $1,121,506     --  $    --       --   $      --   291,589  $2,685,371
 Units Redeemed.........  (1,704)    (18,203)    --       --       --          --   (18,128)   (166,952)
 Units Exchanged........   3,049      32,568     --       --       --          --    41,557     382,719
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 106,317  $1,135,871     --  $    --       --   $      --   315,018  $2,901,138
                         =======  ==========  ====== ========  =======  ==========  =======  ==========
 Units Purchased........  31,892     357,934   1,631  813,303   94,458     853,956  120,997   1,156,034
 Units Redeemed......... (21,395)   (240,128) 13,577   (7,690)    (572)     (5,170) (73,463)   (702,651)
 Units Exchanged........  63,805     716,131  71,387  (40,432)  46,919     424,177  312,577   2,985,658
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  74,302  $  833,937  86,595 $765,181  140,805  $1,272,963  360,111  $3,439,041
                         =======  ==========  ====== ========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund                      Variable Insurance
                                       (continued)                                  Products Fund II
                         -------------------------------------------  ------------------------------------------------
                          Growth Portfolio      Overseas Portfolio    Asset Manager Portfolio    Contrafund Portfolio
                         --------------------  ---------------------  -------------------------  ---------------------
                          Units     $ Amount    Units     $ Amount      Units       $ Amount      Units     $ Amount
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
Type IV Units:
 Units Purchased........  647,852  $8,081,320   384,250  $ 1,478,048     173,027  $   1,791,032   777,598  $ 8,619,310
 Units Redeemed.........  (45,860)   (572,054)  (21,243)     (81,714)     (4,410)       (45,648)  (40,346)    (447,212)
 Units Exchanged........  186,949   2,332,006  (223,299)    (858,936)     (1,011)       (10,460)  140,877    1,561,550
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  788,941  $9,841,272   139,708  $   537,397     167,606  $   1,734,924   878,129  $ 9,733,648
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========
 Units Purchased........  185,356   1,169,620   (26,254)   1,897,761      15,823        156,119    73,865    1,028,452
 Units Redeemed......... (137,770)   (869,343)   16,194   (1,170,564)    (27,866)      (274,926)  (53,334)    (742,589)
 Units Exchanged........ (121,402)   (766,063)   22,069   (1,595,271)     20,199        199,274    (5,854)     (81,512)
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (73,816) $ (465,787)   12,009  $  (868,075)      8,156  $      80,467    14,677  $   204,351
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                    Variable Insurance Products Fund --
                         Variable Insurance Products Fund III                 Service Class 2
                         ----------------------------------------   -----------------------------------
                                                    Growth
                              Growth &          Opportunities           Equity-
                          Income Portfolio        Portfolio         Income Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 326,342  $3,191,138  127,121  $1,208,374      --   $      --       --   $      --
 Units Redeemed.........  (9,123)    (89,206) (14,356)   (136,461)     --          --       --          --
 Units Exchanged........  45,209     442,074   30,908     293,806      --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 362,428  $3,544,006  143,673  $1,365,719      --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  91,395     831,372   69,104     578,333  122,461   1,214,510  260,686   2,112,921
 Units Redeemed......... (58,540)   (532,505) (15,830)   (132,478)    (899)     (8,911)  (1,549)    (12,556)
 Units Exchanged........  61,668     560,964  (20,903)   (174,940)   2,881      28,573   12,992     105,301
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  94,523  $  859,831   32,371  $  270,915  124,443  $1,234,172  272,129  $2,205,665
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance Products       Variable Insurance Products             Federated
                          Fund II -- Service Class 2       Fund III --  Service Class 2         Insurance Series
                         ---------------------------    -------------------------------------- -------------------
                                                            Growth &                                American
                             Contrafund Portfolio       Income Portfolio   Mid Cap Portfolio    Leaders Fund II
                         -----------------------------  -----------------  ------------------- -------------------
                            Units         $ Amount       Units   $ Amount   Units   $ Amount    Units    $ Amount
                         ------------  ---------------  -------  --------  -------  ---------- -------  ----------
Type IV Units:
 Units Purchased........          --   $           --       --   $    --       --   $     --   154,329  $1,408,586
 Units Redeemed.........          --               --       --        --       --         --    (6,083)    (55,520)
 Units Exchanged........          --               --       --        --       --         --     9,914      90,489
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....          --   $           --       --   $    --       --   $     --   158,160  $1,443,555
                         ============  ===============  =======  ========  =======  =========  =======  ==========
 Units Purchased........      216,502        1,963,326   74,399   674,723   83,562    827,659   44,683     413,796
 Units Redeemed.........         (394)         (10,342)    (584)   (5,293)  (1,028)   (10,180) (35,330)   (327,184)
 Units Exchanged........         (927)         (24,296)  30,102   272,994       70        689  144,995   1,342,737
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....      215,181  $     1,928,688  103,917  $942,424   82,604  $ 818,168  154,348  $1,429,348
                         ============  ===============  =======  ========  =======  =========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                            Federated
                                                                                            Insurance
                                                                                        Series -- Service
                                  Federated Insurance Series (continued)                     Shares
                         -------------------------------------------------------------- ------------------
                            High Income                           International Small      High Income
                            Bond Fund II       Utility Fund II      Company Fund II       Bond Fund II
                         -------------------  ------------------  --------------------- ------------------
                          Units    $ Amount    Units   $ Amount    Units     $ Amount    Units    $ Amount
                         -------  ----------  -------  ---------  --------  ----------- --------  --------
Type IV Units:
 Units Purchased........ 136,513  $1,169,846   61,072  $ 594,816       --   $      --        --   $    --
 Units Redeemed......... (15,291)   (131,038)  (7,127)   (69,421)      --          --        --        --
 Units Exchanged........ (52,131)   (446,738)  17,152    167,057       --          --        --        --
                         -------  ----------  -------  ---------  --------  ----------  --------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  69,091  $  592,070   71,097  $ 692,452       --   $      --        --   $    --
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Units Purchased........  15,009     116,672    6,263     47,270    48,870     171,033   268,222   246,978
 Units Redeemed......... (91,700)   (712,826) (16,470)  (124,309)  (71,440)   (250,024)   (3,778)   (3,468)
 Units Exchanged........ 149,479   1,161,966   32,553    245,697    39,494     138,221  (218,467)  207,476
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  72,788  $  565,812   22,346  $ 168,659    16,924  $   59,230    45,977  $450,986
                         =======  ==========  =======  =========  ========  ==========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alger American Fund                            Janus Aspen Series
                         -------------------------------------------  ---------------------------------------------
                               Small
                           Capitalization           LargeCap               Aggressive
                             Portfolio          Growth Portfolio        Growth Portfolio       Growth Portfolio
                         -------------------  ----------------------  ---------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
Type IV Units:
 Units Purchased........ 388,027  $5,184,690    772,600  $ 8,864,780   890,520  $16,089,392  1,325,252  $17,108,221
 Units Redeemed......... (14,858)   (198,527)   (35,085)    (402,568)  (96,503)  (1,743,549)  (108,868)  (1,405,419)
 Units Exchanged........  66,449     887,884    422,765    4,850,799   110,835    2,002,499    375,464    4,847,007
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 439,618  $5,874,047  1,160,280  $13,313,011   904,852  $16,348,342  1,591,848  $20,549,809
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........  18,516     335,706        258    1,217,428   209,490    1,448,962    227,029    1,637,157
 Units Redeemed......... (17,503)   (270,237)      (267)  (1,259,812) (123,807)    (856,323)  (293,949)  (2,119,737)
 Units Exchanged........  (9,845)    (97,213)       101      476,484  (286,393)  (1,980,874)  (205,577)  (1,482,464)
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (8,832) $  (31,745)        92  $   434,100  (200,710) $(1,388,236)  (272,497) $(1,965,044)
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                   Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------
                               Worldwide                                      Flexible          International
                           Growth Portfolio        Balanced Portfolio     Income Portfolio     Growth Portfolio
                         ----------------------  -----------------------  -----------------  ---------------------
                           Units     $ Amount      Units      $ Amount     Units   $ Amount   Units     $ Amount
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
Type IV Units:
 Units Purchased........ 1,062,555  $15,983,788     979,535  $11,026,735   87,485  $835,657   652,604  $11,032,496
 Units Redeemed.........   (46,936)    (706,051)    (60,177)    (677,418)  (6,888)  (65,787)  (27,629)    (467,086)
 Units Exchanged........   261,495    3,933,609     170,301    1,917,108   21,195   202,448   158,198    2,674,393
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,277,114  $19,211,347   1,089,659  $12,266,424  101,792  $972,317   783,173  $13,239,803
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========
 Units Purchased........   153,514    1,562,599     344,143    1,874,292   19,177   219,679   126,907    2,374,367
 Units Redeemed.........  (125,441)  (1,276,845) (1,593,056)  (1,675,813) (35,522) (406,915)  (95,074)  (1,778,792)
 Units Exchanged........  (224,635)  (2,286,540)  1,402,925    1,475,805   25,950   297,262  (132,530)  (2,479,556)
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (196,562) $(2,000,785)    154,012  $ 1,674,284    9,605  $110,027  (100,697) $(1,883,981)
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                           Janus Aspen Series
                               (continued)                    Janus Aspen Series -- Service Shares
                         ------------------------  --------------------------------------------------------------
                                 Capital               Global Life              Global             Aggressive
                         Appreciation Portfolio    Sciences Portfolio    Technology Portfolio   Growth Portfolio
                         ------------------------  --------------------  ---------------------  -----------------
                           Units       $ Amount     Units    $ Amount     Units     $ Amount     Units  $ Amount
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
Type IV Units:
 Units Purchased........  1,086,829  $ 14,154,782   69,735  $   759,423   179,016  $ 1,645,105      --  $     --
 Units Redeemed.........   (102,984)   (1,341,256)  (1,474)     (16,047)   (1,267)     (11,641)     --        --
 Units Exchanged........    163,764     2,132,855   29,498      321,245    44,384      407,873      --        --
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  1,147,609  $ 14,946,381   97,759  $ 1,064,621   222,133  $ 2,041,337      --  $     --
                         ==========  ============  =======  ===========  ========  ===========  ======= =========
 Units Purchased........    154,374     1,330,763   28,789      271,609    49,838      292,286   13,196   387,104
 Units Redeemed.........   (117,974)   (1,016,979)  (9,251)     (87,280)  (21,901)    (128,442)   3,367    (5,663)
 Units Exchanged........   (367,033)   (3,163,957)  37,501      353,804    25,614      150,216   30,066   (50,570)
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   (330,633) $ (2,850,173)  57,039  $   538,133    53,551  $   314,060   46,629 $ 330,871
                         ==========  ============  =======  ===========  ========  ===========  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Janus Aspen Series -- Service Shares (continued)
                         -------------------------------------------------------------------------------
                                                  Capital
                                                Appreciation         Worldwide          International
                          Growth Portfolio       Portfolio        Growth Portfolio    Growth Portfolio
                         -------------------  -----------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount   Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --       --   $    --       --   $      --       --   $     --
 Units Redeemed.........     --          --       --        --       --          --       --         --
 Units Exchanged........     --          --       --        --       --          --       --         --
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $    --       --   $      --       --   $     --
                         =======  ==========  =======  ========  =======  ==========  =======  =========
 Units Purchased........ 135,483   1,115,523  104,935   881,844  222,712   1,644,510  114,409    459,021
 Units Redeemed.........  (1,125)     (9,267)  (1,316)  (11,057)  (1,032)     (7,618)    (395)    (3,826)
 Units Exchanged........ (12,385)   (101,971)  (6,696)  (56,277)   6,097      45,022  (65,390)  (616,584)
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 121,973  $1,004,285   96,923  $814,510  227,777  $1,681,913   48,624  $(161,389)
                         =======  ==========  =======  ========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Janus Aspen                                                Salomon Brothers
                         Series -- Service      Goldman Sachs Variable Insurance        Variable Series
                         Shares (continued)                  Trust                         Fund Inc.
                         -------------------  ---------------------------------------  ------------------
                                                 Growth and            Mid Cap             Strategic
                         Balanced Portfolio      Income Fund          Value Fund           Bond Fund
                         -------------------  ------------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --    64,837  $ 623,339  140,173  $1,387,560   94,063  $ 902,789
 Units Redeemed.........     --          --    (5,060)   (48,649)  (7,660)    (75,828)  (2,791)   (26,790)
 Units Exchanged........     --          --    11,833    113,759   62,560     619,274    1,901     18,239
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --    71,610  $ 688,449  195,073  $1,931,006   93,173  $ 894,238
                         =======  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........ 227,615   2,206,639   72,480    638,944   70,290     848,278   19,615    200,231
 Units Redeemed.........  (3,886)    (37,671) (16,964)  (149,544) (37,626)   (454,085) (19,894)  (203,084)
 Units Exchanged........  12,890     124,966   31,330    276,186  165,502   1,997,306   10,031    102,407
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 236,619  $2,293,935   86,846  $ 765,587  198,166  $2,391,500    9,752  $  99,554
                         =======  ==========  =======  =========  =======  ==========  =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                   Salomon Brothers
                              Variable Series Funds Inc.
                                     (continued)                    AIM Variable Insurance Funds
                         ---------------------------------------- ------------------------------------
                                                                  AIM V.I. Capital       AIM V.I.
                           Investors Fund     Total Return Fund   Appreciation Fund     Growth Fund
                         -------------------  ------------------- ------------------- ----------------
                          Units    $ Amount    Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ----------  -------  ---------- -------  ---------- ------  --------
Type IV Units:
 Units Purchased........  85,493  $  928,828   16,928  $ 167,948      --   $     --      --   $    --
 Units Redeemed.........  (1,074)    (11,664)    (125)    (1,241)     --         --      --        --
 Units Exchanged........  13,396     145,533      625      6,205      --         --      --        --
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  97,815  $1,062,697   17,428  $ 172,912      --   $     --      --   $    --
                         =======  ==========  =======  =========  =======  =========  ======  ========
 Units Purchased........  49,746     576,766   18,320    184,503   80,959    644,717  29,848   210,123
 Units Redeemed......... (15,117)   (175,269)  (2,188)   (22,041)  (1,237)    (9,853)   (709)   (4,994)
 Units Exchanged........ 104,203   1,208,125     (832)    (8,381)     851      6,773      25       174
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 138,832  $1,609,622   15,300  $ 154,082   80,573  $ 641,637  29,164  $205,304
                         =======  ==========  =======  =========  =======  =========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                           Insurance Funds
                            (continued)                MFS Variable Insurance Trust
                         -------------------  ----------------------------------------------------
                                                    MFS
                                                 Investors                            MFS New
                              AIM V.I.         Growth Stock      MFS Investors       Discovery
                             Value Fund           Series         Trust Series         Series
                         -------------------  ----------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --      --   $    --
 Units Redeemed.........     --          --      --        --      --        --      --        --
 Units Exchanged........     --          --      --        --      --        --      --        --
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --      --   $    --
                         =======  ==========  ======  ========  ======  ========  ======  ========
 Units Purchased........ 169,108   1,508,626  86,180   658,230  66,047   554,899  34,966   324,246
 Units Redeemed.........  (1,708)    (15,235) (1,200)   (9,167)   (235)   (1,972)   (264)   (2,452)
 Units Exchanged........  (1,734)    (15,468)   (809)   (6,183) (3,936)  (33,072) 32,972   305,761
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 165,666  $1,477,924  84,171  $642,880  61,876  $519,855  67,674  $627,556
                         =======  ==========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          MFS Variable
                         Insurance Trust                                         PIMCO Variable
                           (continued)                  Dreyfus                  Insurance Trust
                         ----------------  ------------------------------------  ----------------
                                                Dreyfus          The Dreyfus
                                              Investments         Socially
                                             Portfolios --       Responsible
                           MFS Utility          Emerging        Growth Fund,      Foreign Bond
                             Series        Markets Portfolio        Inc.            Portfolio
                         ----------------  ------------------- ----------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------- ------  --------  ------  --------
Type IV Units:
 Units Purchased........    --   $    --       --   $     --      --   $    --      --   $    --
 Units Redeemed.........    --        --       --         --      --        --      --        --
 Units Exchanged........    --        --       --         --      --        --      --        --
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    --   $    --       --   $     --      --   $    --      --   $    --
                         ======  ========  =======  =========  ======  ========  ======  ========
 Units Purchased........ 42,246   406,918      620      5,964  21,454   165,605   2,161    23,348
 Units Redeemed.........   (820)   (7,901)    (241)    (2,316)    --        --      (16)     (172)
 Units Exchanged........   (386)   (3,720)  64,000    615,837     (14)     (112) 20,933   226,107
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 41,040  $395,297   64,379  $ 619,485  21,440  $165,493  23,078  $249,283
                         ======  ========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              PIMCO Variable Insurance Trust (continued)             Rydex Variable Trust
                         ----------------------------------------------------------  ----------------------
                           Long-Term U.S.
                             Government         High Yield         Total Return
                           Bond Portfolio     Bond Portfolio      Bond Portfolio           OTC Fund
                         -------------------  ----------------  -------------------  ----------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount     Units     $ Amount
                         -------  ----------  ------  --------  -------  ----------  ---------  -----------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --       --   $      --         --   $      --
 Units Redeemed.........     --          --      --        --       --          --         --          --
 Units Exchanged........     --          --      --        --       --          --         --          --
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --       --   $      --         --   $      --
                         =======  ==========  ======  ========  =======  ==========  =========  ==========
 Units Purchased........ 105,711   1,141,707  47,761   483,258  267,814   2,855,551     32,051     177,936
 Units Redeemed.........  (1,447)    (15,629)   (599)   (6,060)  (3,597)    (38,351)      (694)     (3,854)
 Units Exchanged........  27,823     300,504  20,088   203,259  133,417   1,422,547    (12,655)    (70,254)
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 132,087  $1,426,582  67,250  $680,458  397,634  $4,239,747     18,702  $  103,827
                         =======  ==========  ======  ========  =======  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                            Alliance Variable Products Series Fund, Inc.
                         -------------------------------------------------------
                         Growth and Income    Premier Growth        Quasar
                             Portfolio           Portfolio         Portfolio
                         -------------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $   --
 Units Redeemed.........     --          --      --        --      --       --
 Units Exchanged........     --          --      --        --      --       --
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $   --
                         =======  ==========  ======  ========  ======  =======
 Units Purchased........ 301,263   3,214,611  78,959   686,357  42,246   44,279
 Units Redeemed.........  (3,472)    (37,046)   (910)   (7,909)   (820)  (3,465)
 Units Exchanged........  42,419     452,627  (9,581)  (83,286)   (386)  47,443
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 340,210  $3,630,192  68,468  $595,162  41,040  $88,257
                         =======  ==========  ======  ========  ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                              GE Investments Funds, Inc.
                         ------------------------------------------------------------------------
                                                                    Real Estate
                            S&P 500                                  Securities   Mid-Cap Value
                           Index Fund      Money Market Fund            Fund       Equity Fund
                         -------------- -------------------------  -------------- ---------------
                         Units $ Amount    Units       $ Amount    Units $ Amount Units  $ Amount
                         ----- -------- -----------  ------------  ----- -------- -----  --------
Type V Units:
 Units Purchased........ 1,070 $10,900    9,901,886  $ 10,077,487      8 $    75    --   $   --
 Units Redeemed.........   --      --           --            --     --      --     --       --
 Units Exchanged........ 1,085  11,044      254,256       258,765    101   1,002    --       --
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,155 $21,944   10,156,142  $ 10,336,252    109 $ 1,077    --   $   --
                         ===== =======  ===========  ============  ===== =======  =====  =======
 Units Purchased........   536   4,025    2,120,719     2,152,045     32     375      3       30
 Units Redeemed.........   --      --   (10,295,072)  (10,447,141)   --      --      (5)     (54)
 Units Exchanged........ 4,063  30,541      (91,621)      (92,975) 3,095  35,983  2,068   24,250
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 4,599 $34,566   (8,265,974) $ (8,388,071) 3,127 $36,358  2,066  $24,226
                         ===== =======  ===========  ============  ===== =======  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                  Variable
                                                                 Insurance
                                 GE Investments Funds, Inc.    Products Fund
                                         (continued)                III
                                ----------------------------- -----------------
                                               Premier Growth     Growth &
                                 Income Fund    Equity Fund   Income Portfolio
                                -------------- -------------- -----------------
                                Units $ Amount Units $ Amount Units   $ Amount
                                ----- -------- ----- -------- ------- ---------
Type V Units:
 Units Purchased...............   --  $   --    --    $  --       994   $10,400
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged...............   --      --    --       --       958    10,021
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2000............   --  $   --    --    $  --     1,952   $20,421
                                ===== =======   ===   ======  ======= =========
 Units Purchased...............   101   1,125     7       60      206     1,745
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged............... 3,804  42,513   200    1,835    4,493    38,113
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2001............ 3,905 $43,638   207   $1,895    4,699   $39,858
                                ===== =======   ===   ======  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Variable Insurance Products
                                  Fund III (continued)                    Janus Aspen Series
                         -----------------------------------------  ------------------------------
                                                                       Flexible     International
                                 Growth               Mid Cap           Income         Growth
                         Opportunities Portfolio     Portfolio        Portfolio       Portfolio
                         ------------------------- ---------------  -------------- ---------------
                           Units       $ Amount    Units  $ Amount  Units $ Amount Units $ Amount
                         ----------  ------------- -----  --------  ----- -------- ----- ---------
Type V Units:
 Units Purchased........      1,030      $ 10,475     89  $   945    --   $   --     (1) $   1,095
 Units Redeemed.........        --            --     --       --     --       --    --         --
 Units Exchanged........      1,082        11,009    118    1,253    --       --    393   (326,439)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....      2,112      $ 21,484    207  $ 2,198    --   $   --    392  $(325,344)
                         ==========  ============  =====  =======    ===  =======   ===  =========
 Units Purchased........        274         1,765    121    1,270     65      700    15      7,990
 Units Redeemed.........        --            --      (8)     (81)   --       --    --         --
 Units Exchanged........     (2,192)      (14,104) 1,735   18,248    876    9,416   (87)   (46,872)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     (1,918)     $(12,339) 1,848  $19,437    941  $10,116   (72) $ (38,882)
                         ==========  ============  =====  =======    ===  =======   ===  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                            AIM Variable
                                Janus Aspen Series (continued)             Insurance Funds
                         ------------------------------------------------  ----------------
                                                                              AIM V.I.
                             Capital           Equity          High            Capital
                          Appreciation         Income         Yield         Appreciation
                            Portfolio        Portfolio      Portfolio           Fund
                         ----------------  -------------- ---------------  ----------------
                         Units   $ Amount  Units $ Amount Units  $ Amount  Units   $ Amount
                         ------  --------  ----- -------- -----  --------  ------  --------
Type V Units:
 Units Purchased........  1,083  $ 10,660     7   $   75    10   $   100    1,000  $10,400
 Units Redeemed.........    --        --    --       --    --        --       --       --
 Units Exchanged........  1,600    15,750    97    1,004   101     1,003    1,185   12,334
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,683  $ 26,410   104   $1,079   111   $ 1,103    2,185  $22,734
                         ======  ========   ===   ======  ====   =======   ======  =======
 Units Purchased........  1,717     9,275   128    1,106     8        75      269    1,163
 Units Redeemed.........   (318)   (1,717)  --       --   (119)   (1,184)      (3)     (12)
 Units Exchanged........ (3,433)  (18,552)   55      479   --        --    (1,274)  (5,505)
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (2,034) $(10,993)  183   $1,585  (111)  $(1,109)  (1,008) $(4,354)
                         ======  ========   ===   ======  ====   =======   ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               AIM Variable Insurance Funds
                         -------------------------------------------------------------------------------
                                                                           AIM V.I.
                                                                           Capital
                         AIM V.I. Aggressive           AIM V.I.          Development   AIM V.I. Growth
                             Growth Fund         New Technology Fund         Fund      and Income Fund
                         ----------------------  ---------------------  -------------- -----------------
                          Units      $ Amount      Units     $ Amount   Units $ Amount Units   $ Amount
                         ---------  -----------  ---------  ----------  ----- -------- ------  ---------
Type V Units:
 Units Purchased........        17       $  175        118     $ 1,200   --    $  --       --      $ --
 Units Redeemed.........       --           --         --          --    --       --       --        --
 Units Exchanged........       119        1,199        196       1,998   --         0      --          0
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       136       $1,374        314     $ 3,198   --    $    0      --       $  0
                         =========   ==========  =========  ==========   ===   ======   ======  ========
 Units Purchased........     1,242        8,000      7,161      22,926   --       --        10       168
 Units Redeemed.........      (134)        (861)       (13)        (42)  --       --         0         0
 Units Exchanged........        78          501      7,852      25,138   506    5,015       29       478
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     1,186       $7,640     15,000     $48,021   506   $5,015       39      $647
                         =========   ==========  =========  ==========   ===   ======   ======  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                  AIM Variable Insurance Funds
                                                           (continued)
                                                  -----------------------------
                                                                    AIM V.I.
                                                     AIM V.I.      Government
                                                      Global       Securities
                                                  Utilities Fund      Fund
                                                  -------------- --------------
                                                  Units $ Amount Units $ Amount
                                                  ----- -------- ----- --------
Type V Units
  Units Purchased................................  --    $  --    --    $  --
  Units Redeemed.................................  --       --    --       --
  Units Exchanged................................  --       --    --       --
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2000..................  --    $  --    --    $  --
                                                   ===   ======   ===   ======
  Units Purchased................................   57      832    75      800
  Units Redeemed.................................   (3)     (49)  --       --
  Units Exchanged................................   99    1,422   747    8,012
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2001..................  153   $2,205   822   $8,812
                                                   ===   ======   ===   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                S&P 500                  Money             Mid-Cap Value
                              Index Fund              Market Fund           Equity Fund        U.S. Equity Fund
                         ----------------------  ----------------------  -------------------  -------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Type VI Units:
 Units Purchased........   275,490  $ 2,609,406    333,385  $ 3,379,532   18,237  $  194,449   24,796  $  246,036
 Units Redeemed.........    (1,035)      (9,801)       (50)        (505)     (65)       (698)     (32)       (317)
 Units Exchanged........    31,737      300,603    (54,112)    (548,537)  12,837     136,874    5,803      57,577
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   306,192  $ 2,900,208    279,223  $ 2,830,489   31,009  $  330,626   30,567  $  303,296
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,320,678   10,631,521  1,611,354   16,768,735  509,422   5,516,785  279,011   2,504,516
 Units Redeemed.........   (68,127)    (548,430)   (63,566)    (661,506) (12,013)   (130,098) (14,933)   (134,038)
 Units Exchanged........ 1,475,329   11,876,463    664,726    6,917,545  423,761   4,589,111  301,625   2,707,520
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,727,880  $21,959,554  2,212,514  $23,024,774  921,170  $9,975,798  565,703  $5,077,998
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                        Oppenheimer Variable Account
                                  GE Investments Funds, Inc. (continued)                  Funds -- Service Class 2
                         -------------------------------------------------------------  ----------------------------
                           Premier Growth                           Small-Cap Value                Global
                            Equity Fund       Value Equity Fund       Equity Fund            Securities Fund/VA
                         -------------------  -------------------  -------------------  ------------------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount       Units         $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------------  ---------------
Type VI Units:
 Units Purchased........  50,386  $  487,693   14,904  $  146,107   16,014  $  167,032         65,846      $  616,801
 Units Redeemed.........     (34)       (330)     --          --       --          --              (6)            (54)
 Units Exchanged........   6,269      60,679    1,308      12,824      866       9,029          3,157          29,576
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  56,621  $  548,042   16,212  $  158,931   16,880  $  176,061         68,997      $  646,322
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============
 Units Purchased........ 335,223   2,863,552  200,461   1,853,354  259,074   2,965,083        600,007       4,895,662
 Units Redeemed......... (12,256)   (104,698)  (3,356)    (31,027)  (8,911)   (101,988)       (24,057)       (196,289)
 Units Exchanged........ 300,315   2,565,354  108,425   1,002,447  336,729   3,853,839        530,137       4,325,581
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 623,282  $5,324,208  305,530  $2,824,774  586,892  $6,716,934      1,106,087      $9,024,954
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable
                           Account Funds --
                            Service Class 2     Variable Insurance Products Fund -- Service     Variable Insurance Products
                             (continued)                          Class 2                        Fund II -- Service Class 2
                         ---------------------  ----------------------------------------------  ------------------------------
                             Main Street
                           Growth & Income             Equity-
                               Fund/VA            Income Portfolio        Growth Portfolio          Contrafund Portfolio
                         ---------------------  ----------------------  ----------------------  ------------------------------
                           Units     $ Amount     Units     $ Amount      Units     $ Amount        Units         $ Amount
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  ---------------
Type VI Units:
 Units Purchased........    94,834  $  896,921     85,628  $   909,462    273,173  $ 2,490,803        176,603      $1,695,280
 Units Redeemed.........      (488)     (4,616)      (390)      (4,143)      (680)      (6,204)        (1,076)        (10,333)
 Units Exchanged........    20,048     189,606     24,674      262,069     34,308      312,819         35,896         344,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   114,394  $1,081,912    109,912  $ 1,167,388    306,801  $ 2,797,418        211,423      $2,029,528
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============
 Units Purchased........   551,675   4,564,633    585,856    6,094,996    929,556    6,680,919        782,193       6,473,409
 Units Redeemed.........   (31,570)   (261,216)   (27,876)    (290,012)   (53,837)    (386,939)       (33,234)       (275,049)
 Units Exchanged........   615,366   5,091,613    579,908    6,033,127    752,457    5,408,079        422,135       3,493,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,135,471  $9,395,030  1,137,888  $11,838,111  1,628,176  $11,702,059      1,171,094      $9,691,941
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Federated
                                    Variable Insurance                                       Insurance
                                   Products Fund III --                  Federated           Series --
                                     Service Class 2                  Insurance Series     Service Shares
                         -------------------------------------------  -----------------  -------------------
                                                                       International
                          Growth & Income                              Small Company        High Income
                             Portfolio          Mid Cap Portfolio         Fund II           Bond Fund II
                         -------------------  ----------------------  -----------------  -------------------
                          Units    $ Amount     Units     $ Amount     Units   $ Amount   Units    $ Amount
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
Type VI Units:
 Units Purchased........  50,476  $  512,373    212,608  $ 2,201,793   10,016  $ 92,907   31,514  $  297,344
 Units Redeemed.........     (19)       (191)    (1,329)     (13,759)    (152)   (1,406)     (19)       (176)
 Units Exchanged........   2,552      25,905     32,155      332,998   (3,220)  (29,870)   1,783      16,825
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  53,009  $  538,087    243,434  $ 2,521,032    6,644  $ 61,631   33,278  $  313,993
                         =======  ==========  =========  ===========  =======  ========  =======  ==========
 Units Purchased........ 302,068   2,674,162    790,103    7,760,335   39,803   252,614  122,038   1,138,762
 Units Redeemed......... (15,765)   (139,570)   (39,552)    (388,474)  (2,158)  (13,695) (12,310)   (114,875)
 Units Exchanged........ 227,159   2,011,007    755,777    7,423,187   66,958   424,955  124,409   1,160,873
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 513,462  $4,545,599  1,506,328  $14,795,048  104,603  $663,874  234,137  $2,184,760
                         =======  ==========  =========  ===========  =======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Janus Aspen Series -- Service Shares
                         ---------------------------------------------------------------------------------------
                                                    Global
                            Global Life           Technology            Aggressive
                         Sciences Portfolio       Portfolio          Growth Portfolio       Growth Portfolio
                         -------------------  -------------------  ---------------------  ----------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units     $ Amount
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  94,375  $  984,714  246,571  $2,093,529    428,722  $3,708,323    483,076  $ 4,562,284
 Units Redeemed.........    (317)     (3,312)    (822)     (6,979)    (1,455)    (12,589)    (2,137)     (20,188)
 Units Exchanged........  26,308     274,495   38,437     326,354     80,406     695,489     32,319      305,226
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 120,366  $1,255,897  284,186  $2,412,905    507,673  $4,391,223    513,258  $ 4,847,321
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========
 Units Purchased........ 189,592   1,654,351  487,313   2,566,306    877,739   4,358,254    942,489    6,859,195
 Units Redeemed......... (18,469)   (161,161) (39,083)   (205,817)   (54,791)   (272,055)   (75,717)    (551,052)
 Units Exchanged........ 198,514   1,732,184  240,002   1,263,909    649,157   3,223,270    585,643    4,262,164
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 369,637  $3,225,374  688,232  $3,624,398  1,472,105  $7,309,469  1,452,415  $10,570,307
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                          Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                         Capital Appreciation     Worldwide Growth        International
                              Portfolio               Portfolio          Growth Portfolio     Balanced Portfolio
                         ---------------------  ----------------------  -------------------  ----------------------
                           Units     $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........   488,459  $4,480,048    478,138  $ 4,350,546  184,789  $1,629,885    241,000  $ 2,362,802
 Units Redeemed.........    (1,866)    (17,118)    (1,055)      (9,595)    (657)     (5,797)      (664)      (6,513)
 Units Exchanged........    37,794     346,642     85,193      775,165   30,863     272,220     40,116      393,304
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   524,387  $4,809,572    562,276  $ 5,116,117  214,995  $1,896,308    280,452  $ 2,749,594
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........   758,512   5,528,825    858,751    5,969,165  392,442   2,684,995  1,314,112   12,006,552
 Units Redeemed.........   (47,604)   (346,993)   (40,275)    (279,955) (24,486)   (167,524)   (80,933)    (739,453)
 Units Exchanged........   496,849   3,621,559    736,441    5,118,994  424,105   2,901,622  1,169,216   10,682,700
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,207,757  $8,803,391  1,554,917  $10,808,204  792,061  $5,419,093  2,402,395  $21,949,800
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                               MFS Variable
                                        AIM Variable Insurance Funds                         Insurance Trust
                         ----------------------------------------------------------------  ---------------------
                          AIM V.I. Capital     AIM V.I. Growth                             MFS Investors Growth
                         Appreciation Fund           Fund           AIM V.I. Value Fund        Stock Series
                         -------------------  -------------------  ----------------------  ---------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
Type VI Units:
 Units Purchased........ 159,895  $1,502,405  134,605  $1,137,650    384,867  $ 3,353,900    225,579  $2,211,715
 Units Redeemed.........    (652)     (6,124)    (321)     (2,715)      (701)      (6,112)    (1,167)    (11,446)
 Units Exchanged........  23,688     222,577   20,738     175,275     34,562      301,186     23,097     226,452
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 182,931  $1,718,859  155,022  $1,310,210    418,728  $ 3,648,975    247,509  $2,426,721
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========
 Units Purchased........ 474,548   3,099,730  492,350   2,802,783    913,329    6,910,582    760,643   5,581,622
 Units Redeemed......... (35,942)   (234,771) (16,254)    (92,528)   (51,796)    (391,907)   (46,389)   (340,403)
 Units Exchanged........ 556,505   3,635,067  229,133   1,304,377    888,099    6,719,684    408,332   2,996,353
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 995,111  $6,500,026  705,229  $4,014,631  1,749,632  $13,238,358  1,122,586  $8,237,571
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 MFS Variable Insurance Trust (continued)                   Dreyfus
                         -------------------------------------------------------------  -----------------
                                                                                            Dreyfus
                                                                                           Investment
                                                                                          Portfolios-
                           MFS Investors      MFS New Discovery                         Emerging Markets
                            Trust Series            Series         MFS Utility Series      Portfolio
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VI Units:
 Units Purchased........  50,238  $  502,393   75,559  $  684,627   49,981  $  505,225    8,826  $ 70,779
 Units Redeemed.........    (101)     (1,009)     (39)       (355)     (86)       (873)    (150)   (1,205)
 Units Exchanged........   4,568      45,677   19,069     172,782   17,510     176,994    7,604    60,970
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  54,705  $  547,061   94,589  $  857,055   67,405  $  681,345   16,280  $130,543
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 245,664   2,072,159  254,174   2,066,441  416,453   3,652,153   64,585   481,743
 Units Redeemed.........  (8,103)    (68,341) (16,743)   (136,116) (14,483)   (127,022)  (1,347)  (10,046)
 Units Exchanged........ 299,040   2,522,396  311,019   2,528,599  504,058   4,420,401   70,609   526,687
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 536,601  $4,526,213  548,450  $4,458,923  906,028  $7,945,532  133,847  $998,383
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Dreyfus
                            (continued)         PIMCO Variable Insurance Trust
                         -------------------  -------------------------------------
                            The Dreyfus
                              Socially                            Long-Term U.S.
                         Responsible Growth    Foreign Bond      Government Bond
                             Fund, Inc.          Portfolio          Portfolio
                         -------------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  -------  ----------
Type VI Units:
 Units Purchased........  17,916  $  168,655     --   $    --    43,385  $  461,327
 Units Redeemed.........    (170)     (1,600)    --        --      (221)     (2,345)
 Units Exchanged........   1,748      16,458     278     2,827    2,848      30,281
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  19,494  $  183,513     278  $  2,827   46,012  $  489,263
                         =======  ==========  ======  ========  =======  ==========
 Units Purchased........ 569,732   4,701,566  35,830   384,624  304,783   3,442,319
 Units Redeemed.........  (3,359)    (27,721) (2,532)  (27,180) (21,379)   (241,466)
 Units Exchanged........  89,551     738,992  27,416   294,303  405,448   4,579,249
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 655,924  $5,412,837  60,714  $651,747  688,852  $7,780,102
                         =======  ==========  ======  ========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Alliance Variable
                              PIMCO Variable Insurance Trust            Rydex Variable        Products Series
                                       (continued)                          Trust               Fund, Inc.
                         -------------------------------------------  -------------------  ----------------------
                             High Yield           Total Return                                  Growth and
                           Bond Portfolio        Bond Portfolio            OTC Fund          Income Portfolio
                         -------------------  ----------------------  -------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  12,360  $  122,471     80,928  $   845,020  262,860  $1,951,225     98,873  $ 1,031,285
 Units Redeemed.........     (52)       (512)      (452)      (4,718)    (672)     (4,986)      (143)      (1,495)
 Units Exchanged........   2,388      23,662      8,644       90,261   43,614     323,754     12,503      130,418
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  14,696  $  145,621     89,120  $   930,563  305,802  $2,269,993    111,233  $ 1,160,207
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........ 209,938   2,065,614    740,272    8,076,329  353,534   1,598,467  1,125,506   11,896,429
 Units Redeemed......... (17,248)   (169,703)   (26,331)    (287,275) (30,620)   (138,444)   (39,530)    (417,822)
 Units Exchanged........ 248,589   2,445,903    858,996    9,371,611  356,422   1,611,530  1,367,603   14,455,359
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 441,279  $4,341,814  1,572,937  $17,160,664  679,336  $3,071,552  2,453,579  $25,933,966
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alliance Variable Products Series Fund,
                                               Inc. (continued)
                                   -------------------------------------------
                                      Premier Growth
                                         Portfolio          Quasar Portfolio
                                   ----------------------  -------------------
                                     Units     $ Amount     Units    $ Amount
                                   ---------  -----------  -------  ----------
Type VI Units:
 Units Purchased..................   476,404  $ 4,083,619   28,339  $  255,311
 Units Redeemed...................    (1,062)      (9,101)     (13)       (120)
 Units Exchanged..................    85,595      733,698    6,841      61,634
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2000.........   560,937  $ 4,808,216   35,167  $  316,824
                                   =========  ===========  =======  ==========
 Units Purchased..................   806,624    5,546,576  136,215     991,788
 Units Redeemed...................   (38,756)    (266,490)  (3,548)    (25,837)
 Units Exchanged..................   741,769    5,100,623  164,566   1,198,221
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2001......... 1,509,637  $10,380,710  297,233  $2,164,173
                                   =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------
                                                                     Mid-Cap Value
                         S&P 500 Index Fund   Money Market Fund       Equity Fund        U.S. Equity Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 115,889  $1,120,597   89,897  $  912,066    8,751  $   92,507   83,675  $  820,153
 Units Redeemed.........    (222)     (2,147)     --          --       --          --      (436)     (4,277)
 Units Exchanged........  20,083     194,198  (13,111)   (133,021)   1,272      13,450      991       9,713
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 135,750  $1,312,648   76,786  $  779,045   10,023  $  105,957   84,230  $  825,588
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 526,155   4,232,215  586,117   6,097,114  182,178   1,976,585  152,899   1,381,486
 Units Redeemed......... (37,095)   (298,379) (40,678)   (423,154)  (4,643)    (50,370)  (8,471)    (76,537)
 Units Exchanged........ 479,467   3,856,669   49,646     516,445  132,233   1,434,713  145,670   1,316,167
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 968,527  $7,790,505  595,085  $6,190,403  309,768  $3,360,928  290,098  $2,621,116
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                           Premier Growth                           Small-Cap Value
                            Equity Fund       Value Equity Fund       Equity Fund
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........   7,804  $   75,991    3,406  $   34,150    4,146  $   41,408
 Units Redeemed.........    (609)     (5,934)     (16)       (156)    (206)     (2,062)
 Units Exchanged........   4,987      48,555      671       6,731      214       2,138
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  12,182  $  118,612    4,061  $   40,726    4,154  $   41,485
                         =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 120,276   1,025,263   92,583     836,493   95,178   1,073,146
 Units Redeemed.........  (2,807)    (23,926)  (6,240)    (56,380)  (2,211)    (24,931)
 Units Exchanged........  74,130     631,909   82,011     740,969   83,879     945,752
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 191,599  $1,633,245  168,354  $1,521,082  176,846  $1,993,968
                         =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable Account Funds --      Variable Insurance Products Fund --
                                     Class 2 Shares                           Service Class 2
                         ----------------------------------------  ----------------------------------------
                         Global Securities    Main Street Growth     Equity-Income
                              Fund/VA          & Income Fund/VA        Portfolio         Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  29,382  $  283,688   66,358  $  470,434   39,742  $  423,721   55,437  $  527,604
 Units Redeemed.........    (530)     (5,113)    (316)     (2,240)    (207)     (2,203)  (4,102)    (39,038)
 Units Exchanged........   6,463      62,401    7,516      53,281      935       9,963    9,513      90,539
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  35,315  $  340,977   73,558  $  521,475   40,470  $  431,480   60,848  $  579,105
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 102,262     821,734  186,407   1,528,544  277,367   2,870,245  304,752   2,151,639
 Units Redeemed.........  (3,040)    (24,436) (15,941)   (130,721) (17,155)   (177,518) (10,049)    (70,951)
 Units Exchanged........ 142,340   1,143,781  229,176   1,879,257  270,173   2,795,816  247,537   1,747,683
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 241,562  $1,941,079  399,642  $3,277,080  530,385  $5,488,542  542,240  $3,828,371
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance
                           Products Fund
                               II --            Variable Insurance Products Fund
                           Service Class 2            III --Service Class 2
                         -------------------  ----------------------------------------
                             Contrafund        Growth & Income
                             Portfolio            Portfolio        Mid Cap Portfolio
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 131,911  $1,248,110   83,012  $  827,191   42,740  $  443,637
 Units Redeemed.........  (1,285)    (12,158)    (296)     (2,954)    (133)     (1,385)
 Units Exchanged........  14,208     134,434    9,116      90,841    6,452      66,963
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 144,834  $1,370,386   91,832  $  915,078   49,059  $  509,216
 Units Purchased........ 205,031   1,717,172  124,608   1,110,082  149,548   1,466,141
 Units Redeemed......... (10,595)    (88,735)  (6,639)    (59,145)  (9,242)    (90,608)
 Units Exchanged........ 136,986   1,147,275   70,231     625,658  214,460   2,102,525
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 331,422  $2,775,712  188,200  $1,676,595  354,766  $3,478,058
                         =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Federated
                            Federated          Insurance
                            Insurance      Series -- Service     Janus Aspen Series -- Service
                             Series              Shares                      Shares
                         ----------------  -------------------  -----------------------------------
                          International                           Global Life          Global
                          Small Company     High Income Bond       Sciences          Technology
                             Fund II            Fund II            Portfolio         Portfolio
                         ----------------  -------------------  ----------------  -----------------
                         Units   $ Amount   Units    $ Amount   Units   $ Amount   Units   $ Amount
                         ------  --------  -------  ----------  ------  --------  -------  --------
Type VII Units:
 Units Purchased........  3,788  $ 33,790    9,701  $   93,475  24,302  $248,812   40,115  $360,245
 Units Redeemed.........    --        --      (117)     (1,123) (2,330)  (23,863)  (1,816)  (16,312)
 Units Exchanged........    --        --     3,446      33,200   1,040    10,655      747     6,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  3,788  $ 33,790   13,030  $  125,552  23,012  $235,604   39,046  $350,645
                         ======  ========  =======  ==========  ======  ========  =======  ========
 Units Purchased........ 17,981   125,856   64,234     600,782  42,614   367,901  104,578   496,893
 Units Redeemed.........   (267)   (1,866)  (6,178)    (57,785) (2,782)  (24,023)  (2,539)  (12,065)
 Units Exchanged........  2,125    14,881   72,801     680,915  40,682   351,227   44,768   212,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 19,839  $138,872  130,857  $1,223,912  80,514  $695,105  146,807  $697,540
                         ======  ========  =======  ==========  ======  ========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                                        Capital
                         Aggressive Growth                            Appreciation       Worldwide Growth
                             Portfolio         Growth Portfolio        Portfolio            Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  72,275  $  609,031  115,134  $1,074,150  103,916  $1,000,955   96,039  $  869,906
 Units Redeemed.........    (406)     (3,417)    (617)     (5,757)  (2,201)    (21,200)  (4,817)    (43,640)
 Units Exchanged........  10,987      92,588   14,966     139,628   10,396     100,139   27,331     247,563
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  82,856  $  698,202  129,483  $1,208,022  112,111  $1,079,893  118,553  $1,073,829
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 110,707     517,309  218,111   1,491,245  153,290   1,127,475  166,139   1,103,406
 Units Redeemed.........  (7,743)    (36,177) (25,674)   (175,536)  (9,088)    (66,846)  (8,248)    (54,773)
 Units Exchanged........ 200,742     938,028  199,302   1,362,648  106,613     784,158  352,714   2,342,534
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 303,706  $1,419,160  391,739  $2,678,357  250,815  $1,844,787  510,605  $3,391,166
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Janus Aspen Series -- Service Shares
                                      (continued)                      AIM Variable Insurance Funds
                         ----------------------------------------  ----------------------------------------
                           International                            AIM V.I. Capital         AIM V.I.
                          Growth Portfolio    Balanced Portfolio   Appreciation Fund       Growth Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  37,190  $  334,941  181,573  $1,776,512   73,146  $  718,119  111,536  $  968,833
 Units Redeemed.........     (36)       (324)    (291)     (2,846)    (544)     (5,342)    (870)     (7,557)
 Units Exchanged........   6,268      56,456   20,240     198,022   10,106      99,211    5,323      46,239
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  43,422  $  391,072  201,522  $1,971,688   82,708  $  811,988  115,989  $1,007,516
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 125,906     883,239  379,590   3,462,461  135,911     902,874  137,435     760,026
 Units Redeemed.........  (8,775)    (61,558) (36,367)   (331,719) (14,815)    (98,418)  (9,682)    (53,544)
 Units Exchanged........ 104,410     732,432  427,881   3,902,944  205,517   1,365,273  107,406     593,969
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 221,541  $1,554,112  771,104  $7,033,686  326,613  $2,169,730  235,159  $1,300,451
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                          Insurance Funds
                            (continued)                     MFS Variable Insurance Trust
                         -------------------  -------------------------------------------------------------
                                                MFS Investors
                           AIM V.I. Value        Growth Stock        MFS Investors           MFS New
                                Fund                Series            Trust Series       Discovery Series
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 128,867  $1,157,100   51,553  $  494,478    6,965  $   69,921   17,019  $  155,131
 Units Redeemed.........  (6,759)    (60,694)    (608)     (5,836)     (18)       (179)    (327)     (2,979)
 Units Exchanged........  12,780     114,752    6,724      64,499    1,691      16,981    1,581      14,410
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 134,888  $1,211,158   57,669  $  553,141    8,638  $   86,723   18,273  $  166,561
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 395,448   2,988,345  154,481   1,109,403   87,850     740,284   74,396     604,747
 Units Redeemed......... (25,184)   (190,315)  (4,340)    (31,171)  (5,527)    (46,574)  (3,284)    (26,699)
 Units Exchanged........ 313,188   2,366,718  123,731     888,573  150,992   1,272,357   66,553     540,995
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 683,452  $5,164,748  273,872  $1,966,806  233,315  $1,966,067  137,665  $1,119,043
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                          Insurance Trust                                             PIMCO Variable
                            (continued)                     Dreyfus                   Insurance Trust
                         -------------------  --------------------------------------  ----------------
                                                                      The Dreyfus
                                              Dreyfus Investment       Socially
                                                 Portfolios --        Responsible
                                MFS                 Emerging         Growth Fund,         Foreign
                           Utility Series      Markets Portfolio         Inc.         Bond Portfolio
                         -------------------  --------------------  ----------------  ----------------
                          Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  --------  ----------  ------  --------  ------  --------
Type VII Units:
 Units Purchased........  23,018  $  232,289     1,584  $   14,945  31,186  $286,327     929  $  9,336
 Units Redeemed.........     (33)       (334)      --          --      (13)     (117)    --        --
 Units Exchanged........   9,286      93,711        32         307   1,299    11,930     --        --
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  32,271  $  325,666     1,616  $   15,251  32,472  $298,140     929  $  9,336
                         =======  ==========  ========  ==========  ======  ========  ======  ========
 Units Purchased........ 143,801   1,288,788     4,067      29,745  52,828   377,636   7,615    82,548
 Units Redeemed.........  (4,161)    (37,291)     (435)     (3,179) (2,034)  (14,538) (1,056)  (11,450)
 Units Exchanged........ 131,992   1,182,949    58,717     429,482  44,226   316,137   8,648    93,730
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 271,632  $2,434,445    62,349  $  456,048  95,020  $679,235  15,207  $164,828
                         =======  ==========  ========  ==========  ======  ========  ======  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Rydex Variable
                                PIMCO Variable Insurance Trust (continued)                   Trust
                         -------------------------------------------------------------  -----------------
                             Long-Term
                          U.S. Government         High Yield          Total Return
                           Bond Portfolio       Bond Portfolio       Bond Portfolio         OTC Fund
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VII Units:
 Units Purchased........  11,183  $  121,327   11,256  $  113,191   49,525  $  510,183   79,844  $646,801
 Units Redeemed.........     (28)       (309)     (64)       (641)    (147)     (1,514)    (506)   (4,099)
 Units Exchanged........   4,339      47,068      419       4,212    9,491      97,777    2,921    23,660
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  15,494  $  168,086   11,611  $  116,762   58,869  $  606,446   82,259  $666,363
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 153,322   1,762,947  113,131   1,116,534  317,920   3,493,729   77,689   375,329
 Units Redeemed.........  (8,820)   (101,407)  (4,173)    (41,183) (11,997)   (131,841)  (7,690)  (37,151)
 Units Exchanged........ 226,289   2,601,947   87,028     858,917  446,145   4,902,826   87,617   423,298
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 370,791  $4,248,295  195,986  $1,934,268  752,068  $8,264,714  157,616  $761,476
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------
                             Growth and            Premier             Quasar
                          Income Portfolio     Growth Portfolio       Portfolio
                         -------------------  -------------------  ----------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount
                         -------  ----------  -------  ----------  ------  --------
Type VII Units:
 Units Purchased........  42,206  $  443,604  160,773  $1,447,706  13,530  $131,606
 Units Redeemed.........  (2,045)    (21,485)    (473)     (4,260)   (176)   (1,713)
 Units Exchanged........   2,775      29,170   24,585     221,373   1,640    15,955
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  42,936  $  451,289  184,885  $1,664,819  14,994  $145,849
                         =======  ==========  =======  ==========  ======  ========
 Units Purchased........ 375,993   3,950,462  275,535   1,925,375  26,222   184,060
 Units Redeemed......... (14,710)   (154,549) (22,192)   (155,069) (1,508)  (10,586)
 Units Exchanged........ 421,618   4,429,836  375,736   2,625,560  22,795   160,013
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 782,901  $8,225,749  629,079  $4,395,866  47,509  $333,487
                         =======  ==========  =======  ==========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type I:                    Units   Value   000s    Net Assets   Income Ratio Return
-------                  --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....   603,299 $46.51 $28,059     1.35%         1.00%    (13.45)%
 Money Market Fund...... 3,237,897  17.22  55,757     1.35%         3.80%       2.57%
 Total Return Fund......   329,490  37.36  12,310     1.35%         2.60%     (4.20)%
 International Equity
 Fund...................    69,869  12.65  14,382     1.35%         0.91%    (21.93)%
 Real Estate Securities
 Fund...................   182,258  21.46  24,743     1.35%         4.06%      10.32%
 Global Income Fund.....    26,072  10.03   5,555     1.35%         0.00%     (3.01)%
 Mid-Cap Value Equity
 Fund...................   370,507  17.07  11,673     1.35%         0.86%     (1.03)%
 Income Fund............   964,324  12.10  11,668     1.35%         5.68%       5.97%
 U.S. Equity Fund.......   148,206  11.22   1,663     1.35%         0.77%     (9.71)%
 Premier Growth Equity
 Fund...................    72,776   9.90     720     1.35%         0.11%    (10.37)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........   522,745  24.03  12,562     1.35%         6.48%       6.33%
 Capital Appreciation
 Fund/VA................   684,426  55.03  37,664     1.35%         0.65%    (13.76)%
 Aggressive Growth
 Fund/VA................ 1,046,981  43.88  45,942     1.35%         1.04%    (32.20)%
 High Income Fund/VA....   682,884  30.71  20,971     1.35%        10.69%       0.59%
 Multiple Strategies
 Fund/VA................   609,630  32.74  19,959     1.35%         3.82%       0.83%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 2,514,863  43.63 109,723     1.35%         1.75%     (6.24)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                     Net Assets
                                   --------------- Expenses as a
                                    Unit           % of Average   Investment   Total
Type I:                    Units   Value    000s    Net Assets   Income Ratio Return
-------                  --------- ------ -------- ------------- ------------ -------
 Growth Portfolio....... 1,923,051 $52.86 $101,652     1.35%         0.09%    (18.77)%
 Overseas Portfolio..... 1,258,600  20.72   26,078     1.35%         5.60%    (22.24)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 6,746,394  27.58  186,066     1.35%         4.61%     (5.39)%
 Contrafund Portfolio... 1,463,180  25.87   37,852     1.35%         0.85%    (13.43)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   346,968  14.71    5,104     1.35%         1.34%     (9.98)%
 Growth Opportunities
  Portfolio.............   220,327  10.83    2,386     1.35%         0.44%    (15.58)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   294,487  17.01    5,009     1.35%         1.37%     (5.51)%
 High Income Bond Fund
  II....................   214,386  13.98    2,997     1.35%         9.75%       0.01%
 Utility Fund II........   202,066  14.67    2,964     1.35%         3.45%    (14.89)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   642,188   8.64    5,549     1.35%         0.05%    (30.47)%
 LargeCap Growth
  Portfolio.............   723,585  19.07   13,799     1.35%         0.24%    (13.01)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   193,697  17.08    3,308     1.35%         0.00%    (29.25)%
 PBHG Growth II
  Portfolio.............   274,022  10.83    2,968     1.35%         0.00%    (41.28)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,019,009  24.16   24,619     1.35%         0.00%    (40.27)%
 Growth Portfolio....... 2,307,263  22.97   52,998     1.35%         0.02%    (25.75)%
 Worldwide Growth
  Portfolio............. 2,399,672  30.58   73,382     1.35%         0.23%    (23.49)%
 Balanced Portfolio..... 1,775,829  22.31   39,619     1.35%         1.29%     (5.95)%
 Flexible Income
  Portfolio.............   395,265  15.17    5,996     1.35%         3.03%       6.28%
 International Growth
  Portfolio.............   594,436  18.02   10,712     1.35%         0.34%    (24.27)%
 Capital Appreciation
  Portfolio.............   575,386  20.25   11,652     1.35%         0.40%    (22.73)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   200,905   9.42    1,893     1.35%         0.00%    (17.88)%
 Global Technology
  Portfolio.............   150,593   4.22      636     1.35%         0.00%    (38.17)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    77,071   7.80      601     1.35%         0.50%    (10.56)%
 Mid Cap Value Fund.....   603,789  12.04    7,270     1.35%         1.11%      10.54%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....    71,246  11.39      811     1.35%         5.18%       5.47%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type I:                    Units    Unit Value  000s    Net Assets   Income Ratio Total Return
-------                  ---------- ---------- ------- ------------- ------------ ------------
 Investors Fund.........    304,116   $14.47   $ 4,401     1.35%         0.84%       (5.44)%
 Total Return Fund......     30,465    11.12       339     1.35%         2.66%       (2.14)%
Type II:
--------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  8,557,014    44.94   384,552     1.40%         1.00%      (13.50)%
 Money Market Fund...... 17,320,111    16.64   288,207     1.40%         3.80%         2.51%
 Total Return Fund......  2,104,312    36.10    75,966     1.40%         2.60%       (4.26)%
 International Equity
  Fund..................    919,209    12.49    11,481     1.40%         0.91%      (21.97)%
 Real Estate Securities
  Fund..................  2,007,545    21.11    42,379     1.40%         4.06%        10.27%
 Global Income Fund.....    300,934     9.91     2,982     1.40%         0.00%       (3.06)%
 Mid-Cap Value Equity
  Fund..................  4,353,777    16.87    73,448     1.40%         0.86%       (1.09)%
 Income Fund............  4,478,530    11.98    53,653     1.40%         5.68%         5.92%
 U.S. Equity Fund.......  3,262,755    11.12    36,282     1.40%         0.77%       (9.76)%
 Premier Growth Equity
  Fund..................  2,201,591     9.83    21,642     1.40%         0.11%      (10.42)%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  3,460,570    23.22    80,354     1.40%         6.48%         6.27%
 Capital Appreciation
  Fund/VA...............  3,602,443    53.17   191,542     1.40%         0.65%      (13.81)%
 Aggressive Growth
  Fund/VA...............  2,697,267    42.40   114,364     1.40%         1.04%      (32.24)%
 High Income Fund/VA....  2,829,310    29.67    83,946     1.40%        10.69%         0.54%
 Multiple Strategies
  Fund/VA...............  1,710,953    31.63    54,117     1.40%         3.82%         0.78%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  9,234,283    42.16   389,317     1.40%         1.75%       (6.29)%
 Growth Portfolio.......  4,744,104    51.08   242,329     1.40%         0.09%      (18.81)%
 Overseas Portfolio.....  1,347,035    20.02    26,968     1.40%         5.60%      (22.28)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  2,740,751    26.75    73,315     1.40%         4.61%       (5.44)%
 Contrafund Portfolio... 10,463,953    25.42   265,994     1.40%         0.85%      (13.48)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  5,388,110    14.54    78,343     1.40%         1.34%      (10.03)%
 Growth Opportunities
  Portfolio.............  3,701,867    10.70    39,610     1.40%         0.44%      (15.63)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  4,307,323    16.77    72,234     1.40%         1.37%       (5.56)%
 High Income Bond Fund
  II....................  2,986,440    13.74    41,034     1.40%         9.75%       (0.04)%
 Utility Fund II........  2,347,057    14.41    33,821     1.40%         3.45%      (14.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------------
                                         Net Assets      Expenses as a
                                     ------------------- % of Average   Investment
Type II:                    Units    Unit Value   000s    Net Assets   Income Ratio Total Return
--------                 ----------- ---------- -------- ------------- ------------ ------------
Alger American Fund:
 Small Capitalization
  Portfolio.............   7,002,914   $ 8.50   $ 59,525     1.40%         0.05%       (30.51)%
 LargeCap Growth
  Portfolio.............   9,078,703    18.77    170,407     1.40%         0.24%       (13.06)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   2,370,270    16.88     40,010     1.40%         0.00%       (29.29)%
 PBHG Growth II
  Portfolio.............   2,517,899    10.71     26,967     1.40%         0.00%       (41.31)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............   5,965,824    23.67    141,211     1.40%         0.00%       (40.30)%
 Growth Portfolio.......  12,018,045    22.50    270,406     1.40%         0.02%       (25.79)%
 Worldwide Growth
  Portfolio.............  13,140,429    29.95    393,556     1.40%         0.23%       (23.53)%
 Balanced Portfolio.....  15,654,099    21.96    343,764     1.40%         1.29%        (6.01)%
 Flexible Income
  Portfolio.............   3,772,527    14.93     56,324     1.40%         3.03%         6.22%
 International Growth
  Portfolio.............   5,720,325    17.77    101,650     1.40%         0.34%       (24.32)%
 Capital Appreciation
  Portfolio.............   7,276,570    20.02    145,677     1.40%         0.40%       (22.78)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,018,589     9.38      9,554     1.40%         0.00%       (17.93)%
 Global Technology
  Portfolio.............   1,801,374     4.21      7,584     1.40%         0.00%       (38.20)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   1,149,638     7.73      8,887     1.40%         0.50%       (10.61)%
 Mid Cap Value Fund.....   5,607,364    11.93     66,896     1.40%         1.11%        10.48%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   1,168,074    11.30     13,199     1.40%         5.18%         5.42%
 Investors Fund.........   1,905,832    14.35     27,349     1.40%         0.84%        (5.50)%
 Total Return Fund......     598,880    11.03      6,606     1.40%         2.66%        (2.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 17,208,862 $ 8.92 $153,503     1.55%         1.00%    (13.63)%
 Money Market Fund...... 22,228,201  11.04  245,399     1.55%         3.80%       2.35%
 Total Return Fund......  3,102,244  10.81   33,535     1.55%         2.60%     (4.40)%
 International Equity
  Fund..................    707,187   8.27    5,848     1.55%         0.91%    (22.09)%
 Real Estate Securities
  Fund..................  1,162,740  14.33   16,662     1.55%         4.06%      10.10%
 Mid-Cap Value Equity
  Fund..................  4,911,126  11.77   57,804     1.55%         0.86%     (1.24)%
 Income Fund............  2,019,964  11.20   22,624     1.55%         5.68%       5.76%
 U.S. Equity Fund.......  3,528,046  10.19   35,951     1.55%         0.77%     (9.90)%
 Premier Growth Equity
  Fund..................  4,926,747   9.79   48,233     1.55%         0.11%    (10.55)%
 Value Equity Fund......    375,400   9.18    3,446     1.55%         1.09%    (10.17)%
 Small-Cap Value Equity
  Fund..................    764,830  12.06    9,224     1.55%         0.81%       8.26%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  2,996,459  10.72   32,122     1.55%         6.48%       6.11%
 Capital Appreciation
  Fund/VA...............  5,813,569  11.19   65,054     1.55%         0.65%    (13.94)%
 Aggressive Growth
  Fund/VA...............  3,160,573  10.16   32,111     1.55%         1.04%    (32.34)%
 High Income Fund/VA....  1,565,613   9.61   15,046     1.55%        10.69%       0.38%
 Multiple Strategies
  Fund/VA...............  1,253,764  11.55   14,481     1.55%         3.82%       0.63%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    797,433   9.21    7,344     1.55%         0.15%    (13.54)%
 Main Street Growth &
  Income Fund/VA........    684,833   8.85    6,061     1.55%         0.17%    (11.67)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  6,973,887  10.64   74,202     1.55%         1.75%     (6.43)%
 Growth Portfolio....... 12,207,225   9.04  110,353     1.55%         0.09%    (18.93)%
 Overseas Portfolio.....  1,013,208   8.53    8,643     1.55%         5.60%    (22.40)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  1,657,965   9.65   15,999     1.55%         4.61%     (5.58)%
 Contrafund Portfolio...  9,684,799   9.33   90,359     1.55%         0.85%    (13.61)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  4,216,916   9.11   38,416     1.55%         1.34%    (10.17)%
 Growth Opportunities
  Portfolio.............  2,034,188   7.12   14,483     1.55%         0.44%    (15.75)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  1,400,128   9.80   13,721     1.55%         0.22%     (6.70)%
 Growth Portfolio.......  1,258,983   7.97   10,034     1.55%         0.02%    (19.15)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  1,052,251 $ 8.87 $  9,333     1.55%         0.22%    (13.83)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............    500,280   8.98    4,493     1.55%         0.37%    (10.42)%
 Mid Cap Portfolio......    923,291  10.26    9,473     1.55%         0.00%     (5.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  2,224,709   9.98   22,203     1.55%         1.37%     (5.70)%
 High Income Bond Fund
  II....................  1,497,811   8.85   13,256     1.55%         9.75%     (0.20)%
 Utility Fund II........    988,491   7.95    7,859     1.55%         3.45%    (15.06)%
 International Small
  Company Fund II.......     60,091   6.97      419     1.55%         0.00%    (31.10)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    309,175   9.96    3,079     1.55%         3.47%     (0.20)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  3,603,281   7.03   25,331     1.55%         0.05%    (30.61)%
 LargeCap Growth
  Portfolio.............  9,699,706   9.11   88,364     1.55%         0.24%    (13.19)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............  9,149,067   8.38   76,669     1.55%         0.00%    (40.40)%
 Growth Portfolio....... 15,640,723   8.39  131,226     1.55%         0.02%    (25.91)%
 Worldwide Growth
  Portfolio............. 11,168,696   9.69  108,225     1.55%         0.23%    (23.64)%
 Balanced Portfolio..... 14,470,083  10.78  155,987     1.55%         1.29%     (6.15)%
 Flexible Income
  Portfolio.............  2,013,676  11.06   22,271     1.55%         3.03%       6.06%
 International Growth
  Portfolio.............  4,093,422  10.70   43,800     1.55%         0.34%    (24.43)%
 Capital Appreciation
  Portfolio............. 12,492,110   9.36  116,926     1.55%         0.40%    (22.89)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,091,617   9.36   10,218     1.55%         0.00%    (18.05)%
 Global Technology
  Portfolio.............  2,037,391   4.20    8,557     1.55%         0.00%    (38.29)%
 Aggressive Growth
  Portfolio.............    595,649   5.88    3,502     1.55%         0.00%    (40.53)%
 Growth Portfolio.......    839,635   7.20    6,045     1.55%         0.00%    (26.07)%
 Capital Appreciation
  Portfolio.............    543,083   7.79    4,231     1.55%         0.28%    (23.05)%
 Worldwide Growth
  Portfolio.............    793,669   7.58    6,016     1.55%         0.11%    (23.82)%
 International Growth
  Portfolio.............    484,214   7.54    3,651     1.55%         0.31%    (24.62)%
 Balanced Portfolio.....  1,718,954   9.57   16,450     1.55%         1.59%     (6.38)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    831,759   8.74    7,270     1.55%         0.50%    (10.75)%
 Mid Cap Value Fund.....  4,778,066  14.26   68,135     1.55%         1.11%      10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type III:                   Units   Unit Value  000s    Net Assets   Income Ratio Total Return
---------                 --------- ---------- ------- ------------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  1,091,102   $11.01   $12,013     1.55%         5.18%         5.26%
 Investors Fund.........  2,548,515    11.76    29,971     1.55%         0.84%       (5.64)%
 Total Return Fund......    780,272    10.29     8,029     1.55%         2.66%       (2.34)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....    711,998     7.57     5,390     1.55%         0.00%      (24.48)%
 AIM V.I. Growth Fund...    256,780     6.58     1,690     1.55%         0.35%      (34.92)%
 AIM V.I. Value Fund....  1,239,767     8.70    10,786     1.55%         0.23%      (13.92)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........    546,216     7.37     4,026     1.55%         0.05%      (26.00)%
 MFS Investors Trust
  Series................    414,666     8.37     3,471     1.55%         0.18%      (17.41)%
 MFS New Discovery
  Series................    422,279     9.90     4,181     1.55%         0.00%       (6.73)%
 MFS Utility Series.....    527,906     7.77     4,102     1.55%         1.56%      (25.62)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     97,103    10.09       980     1.55%         1.74%         1.71%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............     51,180     7.55       386     1.55%         0.08%      (23.78)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............    143,308    10.87     1,558     1.55%         3.00%         5.92%
 Long-Term U.S.
  Government Bond
  Portfolio.............    783,091    10.82     8,473     1.55%         4.04%         4.21%
 High Yield Bond
  Portfolio.............    561,545    10.19     5,722     1.55%         6.66%         0.76%
 Total Return Bond
  Portfolio.............  1,441,065    10.89    15,693     1.55%         3.84%         6.69%
Rydex Variable Trust:
 OTC Fund...............    236,367     5.58     1,319     1.55%         0.00%      (36.19)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,101,249    10.51    22,084     1.55%         0.36%       (1.41)%
 Premier Growth
  Portfolio.............    970,931     8.04     7,806     1.55%         0.00%      (18.69)%
 Quasar Portfolio.......    158,564     9.04     1,433     1.55%         0.00%      (14.22)%
Prudential Series Fund,
 Inc.:
 SP Prudential U.S.
  Emerging Growth
  Portfolio.............      9,251     8.86        82     1.55%         0.00%       (9.67)%
 SP Jennison
  International Growth
  Portfolio.............      2,313     7.43        17     1.55%         0.00%      (38.62)%
 Prudential Jennison
  Portfolio.............      4,587     8.78        40     1.55%         0.00%      (22.65)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                   Unit          % of Average   Investment
Type IV:                   Units   Value  000s    Net Assets   Income Ratio Total Return
--------                 --------- ----- ------- ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 2,084,126 $8.32 $17,340     1.60%         1.00%      (13.68)%
 Money Market Fund...... 4,564,152 10.94  49,932     1.60%         3.80%         2.30%
 Total Return Fund......   372,552 10.36   3,860     1.60%         2.60%       (4.45)%
 International Equity
  Fund..................   121,898  8.11     989     1.60%         0.91%      (22.13)%
 Real Estate Securities
  Fund..................    93,831 13.10   1,229     1.60%         4.06%        10.04%
 Mid-Cap Value Equity
  Fund..................   532,256 10.22   5,440     1.60%         0.86%       (1.29)%
 Income Fund............   257,747 11.27   2,905     1.60%         5.68%         5.70%
 U.S. Equity Fund.......   313,046  9.29   2,908     1.60%         0.77%       (9.94)%
 Premier Growth Equity
  Fund..................   419,925  9.78   4,107     1.60%         0.11%      (10.60)%
 Value Equity Fund......   118,284  9.17   1,085     1.60%         1.09%      (10.22)%
 Small-Cap Value Equity
  Fund..................   108,992 12.05   1,313     1.60%         0.81%         8.20%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........   290,069 10.78   3,127     1.60%         6.48%         6.06%
 Capital Appreciation
  Fund/VA...............   735,051 10.78   7,924     1.60%         0.65%      (13.98)%
 Aggressive Growth
  Fund/VA...............   337,019  9.50   3,202     1.60%         1.04%      (32.37)%
 High Income Fund/VA....   178,281  9.28   1,654     1.60%        10.69%         0.33%
 Multiple Strategies
  Fund/VA...............   190,985 10.77   2,057     1.60%         3.82%         0.58%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    86,595  9.20     797     1.60%         0.15%      (13.59)%
 Main Street Growth &
  Income Fund/VA........   140,805  8.84   1,245     1.60%         0.17%      (11.72)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............   917,825  9.30   8,536     1.60%         1.75%       (6.48)%
 Growth Portfolio....... 1,048,860  8.76   9,188     1.60%         0.09%      (18.97)%
 Overseas Portfolio.....   179,907  8.07   1,452     1.60%         5.60%      (22.43)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............   220,652  9.43   2,081     1.60%         4.61%       (5.63)%
 Contrafund Portfolio... 1,229,421  8.96  11,016     1.60%         0.85%      (13.65)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   607,616  8.54   5,189     1.60%         1.34%      (10.21)%
 Growth Opportunities
  Portfolio.............   268,664  6.79   1,824     1.60%         0.44%      (15.80)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   124,443  9.79   1,218     1.60%         0.22%       (6.75)%
 Growth Portfolio.......   272,129  7.97   2,169     1.60%         0.02%      (19.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                    Unit         % of Average   Investment
Type IV:                   Units   Value   000s   Net Assets   Income Ratio Total Return
--------                 --------- ------ ------ ------------- ------------ ------------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   215,181 $ 8.87 $1,909     1.60%         0.22%      (13.88)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   103,917   8.97    932     1.60%         0.37%      (10.47)%
 Mid Cap Portfolio......    82,604  10.26    848     1.60%         0.00%       (5.06)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   397,695   8.94  3,555     1.60%         1.37%       (5.75)%
 High Income Bond Fund
  II....................   197,752   8.59  1,699     1.60%         9.75%       (0.25)%
 Utility Fund II........   129,702   7.59    984     1.60%         3.45%      (15.11)%
 International Small
  Company Fund II.......    16,924   6.96    118     1.60%         0.00%      (31.14)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    45,977   9.96    458     1.60%         3.47%       (0.25)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   528,445   6.81  3,599     1.60%         0.05%      (30.65)%
 LargeCap Growth
  Portfolio............. 1,392,133   8.64 12,028     1.60%         0.24%      (13.23)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,217,251   7.22  8,789     1.60%         0.00%      (40.43)%
 Growth Portfolio....... 1,819,775   7.96 14,485     1.60%         0.02%      (25.95)%
 Worldwide Growth
  Portfolio............. 1,487,500   9.48 14,101     1.60%         0.23%      (23.68)%
 Balanced Portfolio..... 1,591,602  10.21 16,250     1.60%         1.29%       (6.20)%
 Flexible Income
  Portfolio.............   200,610  10.98  2,203     1.60%         3.03%         6.01%
 International Growth
  Portfolio.............   784,857  10.60  8,319     1.60%         0.34%      (24.47)%
 Capital Appreciation
  Portfolio............. 1,245,067   8.20 10,210     1.60%         0.40%      (22.93)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   154,798   9.35  1,447     1.60%         0.00%      (18.09)%
 Global Technology
  Portfolio.............   275,684   4.19  1,155     1.60%         0.00%      (38.33)%
 Aggressive Growth
  Portfolio.............    46,629   5.88    274     1.60%         0.00%      (40.56)%
 Growth Portfolio.......   121,973   7.19    877     1.60%         0.00%      (26.11)%
 Capital Appreciation
  Portfolio.............    96,923   7.79    755     1.60%         0.28%      (23.09)%
 Worldwide Growth
  Portfolio.............   227,777   7.58  1,727     1.60%         0.11%      (23.86)%
 International Growth
  Portfolio.............    48,624   7.53    366     1.60%         0.31%      (24.66)%
 Balanced Portfolio.....   236,619   9.57  2,264     1.60%         1.59%       (6.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   173,565   7.97  1,383     1.60%         0.50%      (10.79)%
 Mid Cap Value Fund.....   436,048  12.64  5,512     1.60%         1.11%        10.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Year or lesser period ended December 31, 2001
                          --------------------------------------------------------
                                                Expenses
                                                 as a %
                                   Net Assets      of
                                  ------------- Average
                                   Unit           Net     Investment
Type IV:                   Units  Value   000s   Assets  Income Ratio Total Return
--------                  ------- ------ ------ -------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  118,221 $10.90 $1,289   1.60%      5.18%         5.20%
 Investors Fund.........  239,512  10.65  2,551   1.60%      0.84%       (5.69)%
 Total Return Fund......   49,020   9.94    487   1.60%      2.66%       (2.39)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....   80,573   7.56    609   1.60%      0.00%      (24.51)%
 AIM V.I. Growth Fund...   29,164   6.57    192   1.60%      0.35%      (34.95)%
 AIM V.I. Value Fund....  165,666   8.70  1,441   1.60%      0.23%      (13.97)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   84,171   7.36    619   1.60%      0.05%      (26.04)%
 MFS Investors Trust
  Series................   61,876   8.36    517   1.60%      0.18%      (17.45)%
 MFS New Discovery
  Series................   67,674   9.90    670   1.60%      0.00%       (6.78)%
 MFS Utility Series.....   41,040   7.76    318   1.60%      1.56%      (25.66)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   64,379  10.09    650   1.60%      1.74%         1.66%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   21,440   7.55    162   1.60%      0.08%      (23.82)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   23,078  10.86    251   1.60%      3.00%         5.87%
 Long-Term U.S.
  Government Bond
  Portfolio.............  132,087  10.81  1,428   1.60%      4.04%         4.16%
 High Yield Bond
  Portfolio.............   67,250  10.18    685   1.60%      6.66%         0.71%
 Total Return Bond
  Portfolio.............  397,634  10.88  4,326   1.60%      3.84%         6.63%
Rydex Variable Trust:
 OTC Fund...............   18,702   5.58    104   1.60%      0.00%      (36.22)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  340,210  10.50  3,572   1.60%      0.36%       (1.46)%
 Premier Growth
  Portfolio.............   68,468   8.03    550   1.60%      0.00%      (18.73)%
 Quasar Portfolio.......    2,245   9.03     20   1.60%      0.00%      (14.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         --------------------------------------------------------------
                                      Net Assets
                                   ----------------- Expenses as a
                                                     % of Average   Investment   Total
Type V:                    Units   Unit Value  000s   Net Assets   Income Ratio Return
-------                  --------- ---------- ------ ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....     6,754   $ 8.00   $   54     0.75%         1.00%    (12.93)%
 Money Market Fund...... 1,890,168     1.06    2,004     0.75%         3.80%       3.19%
 Real Estate Securities
  Fund..................     3,236    11.79       38     0.75%         4.06%      10.99%
 Mid-Cap Value Equity
  Fund..................     2,066    11.02       23     0.75%         0.86%     (0.43)%
 Income Fund............     3,905    11.26       44     0.75%         5.68%       6.62%
 U.S. Equity Fund.......     4,772     9.04       43     0.75%         0.77%     (9.16)%
 Premier Growth Equity
  Fund..................       207     8.75        2     0.75%         0.11%     (9.82)%
Variable Insurance
 Products Fund:
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............     6,651     8.97       60     0.75%         1.34%     (9.44)%
 Growth Opportunities
  Portfolio.............       194     7.54        1     0.75%         0.44%    (15.07)%
 Mid Cap Portfolio......     2,055    10.60       22     0.75%         0.00%     (3.94)%
Janus Aspen Series:
 Flexible Income
  Portfolio.............       941    11.13       10     0.75%         3.03%       6.93%
 International Growth
  Portfolio.............       320     6.38        2     0.75%         0.34%    (23.81)%
 Capital Appreciation
  Portfolio.............       649     6.67        4     0.75%         0.40%    (22.26)%
 Equity Income
  Portfolio.............       287     8.27        2     0.75%         0.59%    (12.42)%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     1,177     6.33        7     0.75%         0.00%    (23.86)%
 AIM V.I. Aggressive
  Growth Fund...........     1,322     6.83        9     0.75%         0.00%    (26.62)%
 AIM V.I. New Technology
  Fund..................    15,314     3.49       53     0.75%         8.48%    (47.86)%
 AIM V.I. Capital
  Development Fund......       506     9.68        5     0.75%         0.00%     (8.78)%
 AIM V.I. Growth and
  Income Fund...........        39     6.97        0     0.75%         0.00%    (23.43)%
 AIM V.I. Global
  Utilities Fund........       153     6.87        1     0.75%         1.21%    (28.48)%
 AIM V.I. Government
  Securities Fund.......       822    11.05        9     0.75%         4.33%       4.87%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type VI:                   Units   Value   000s    Net Assets   Income Ratio Return
--------                 --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 3,034,072 $ 7.82 $23,726     1.50%         1.00%    (13.59)%
 Money Market Fund...... 2,491,737  10.49  26,138     1.50%         3.80%       2.40%
 Mid-Cap Value Equity
  Fund..................   952,179  11.10  10,569     1.50%         0.86%     (1.19)%
 U.S. Equity Fund.......   596,270   8.87   5,289     1.50%         0.77%     (9.85)%
 Premier Growth Equity
  Fund..................   679,903   8.46   5,752     1.50%         0.11%    (10.51)%
 Value Equity Fund......   321,742   8.93   2,873     1.50%         1.09%    (10.13)%
 Small-Cap Value Equity
  Fund..................   603,771  12.31   7,432     1.50%         0.81%       8.31%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 1,175,084   8.14   9,565     1.50%         0.15%    (13.50)%
 Main Street Growth &
  Income Fund/VA         1,249,865   7.98   9,974     1.50%         0.17%    (11.63)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 1,247,800  10.31  12,865     1.50%         0.22%     (6.66)%
 Growth Portfolio....... 1,934,977   6.79  13,138     1.50%         0.02%    (19.11)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio... 1,382,517   8.08  11,171     1.50%         0.22%    (13.79)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   566,471   8.76   4,962     1.50%         0.37%    (10.38)%
 Mid Cap Portfolio...... 1,749,762  10.18  17,813     1.50%         0.00%     (4.97)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......   111,247   5.78     643     1.50%         0.00%    (31.07)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   267,415   9.19   2,458     1.50%         3.47%     (0.15)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   490,003   8.79   4,307     1.50%         0.00%    (18.01)%
 Global Technology
  Portfolio.............   972,418   4.11   3,997     1.50%         0.00%    (38.26)%
 Aggressive Growth
  Portfolio............. 1,979,779   3.96   7,840     1.50%         0.00%    (40.50)%
 Growth Portfolio....... 1,965,673   6.16  12,109     1.50%         0.00%    (26.03)%
 Capital Appreciation
  Portfolio............. 1,732,144   6.50  11,259     1.50%         0.28%    (23.01)%
 Worldwide Growth
  Portfolio............. 2,117,193   6.23  13,190     1.50%         0.11%    (23.79)%
 International Growth
  Portfolio............. 1,007,056   6.11   6,153     1.50%         0.31%    (24.59)%
 Balanced Portfolio..... 2,682,847   9.01  24,172     1.50%         1.59%     (6.34)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------
                                      Net Assets
                                    -------------- Expenses as a
                                     Unit          % of Average   Investment   Total
Type VI:                    Units   Value   000s    Net Assets   Income Ratio Return
--------                  --------- ------ ------- ------------- ------------ -------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  1,178,042 $ 6.17 $ 7,269     1.50%         0.00%    (24.44)%
 AIM V.I. Growth Fund...    860,251   4.90   4,215     1.50%         0.35%    (34.88)%
 AIM V.I. Value Fund....  2,168,360   7.31  15,851     1.50%         0.23%    (13.88)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  1,370,095   6.66   9,125     1.50%         0.05%    (25.97)%
 MFS Investors Trust
  Series................    591,306   8.14   4,813     1.50%         0.18%    (17.37)%
 MFS New Discovery
  Series................    643,039   8.37   5,382     1.50%         0.00%     (6.68)%
 MFS Utility Series.....    973,433   7.61   7,408     1.50%         1.56%    (25.59)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....    150,127   7.45   1,118     1.50%         1.74%       1.76%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........    675,418   6.57   4,437     1.50%         0.08%    (23.74)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     60,992  11.01     672     1.50%         3.00%       5.97%
 Long-Term U.S.
  Government Bond
  Portfolio.............    734,864  11.58   8,510     1.50%         4.04%       4.26%
 High Yield Bond
  Portfolio.............    455,975  10.01   4,564     1.50%         6.66%       0.81%
 Total Return Bond
  Portfolio.............  1,662,057  11.29  18,765     1.50%         3.84%       6.74%
Rydex Variable Trust:
 OTC Fund...............    985,138   3.89   3,832     1.50%         0.00%    (36.16)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,564,812  10.59  27,161     1.50%         0.36%     (1.36)%
 Premier Growth
  Portfolio.............  2,070,574   6.53  13,521     1.50%         0.00%    (18.65)%
 Quasar Portfolio.......    332,400   7.44   2,473     1.50%         0.00%    (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------------
                                      Net Assets     Expenses as a
                                   ----------------- % of Average   Investment
Type VII:                  Units   Unit Value  000s   Net Assets   Income Ratio Total Return
---------                --------- ---------- ------ ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 1,104,277   $ 7.79   $8,602     1.70%         1.00%      (13.77)%
 Money Market Fund......   671,871    10.46    7,028     1.70%         3.80%         2.19%
 Mid-Cap Value Equity
  Fund..................   319,791    11.06    3,537     1.70%         0.86%       (1.39)%
 U.S. Equity Fund.......   374,328     8.85    3,313     1.70%         0.77%      (10.04)%
 Premier Growth Equity
  Fund..................   203,781     8.44    1,720     1.70%         0.11%      (10.69)%
 Value Equity Fund......   172,415     8.90    1,534     1.70%         1.09%      (10.31)%
 Small-Cap Value Equity
  Fund..................   181,000    12.27    2,221     1.70%         0.81%         8.09%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   276,877     8.12    2,248     1.70%         0.15%      (13.68)%
 Main Street Growth &
  Income Fund/VA........   473,200     7.95    3,762     1.70%         0.17%      (11.81)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   570,855    10.28    5,868     1.70%         0.22%       (6.85)%
 Growth Portfolio.......   603,088     6.77    4,083     1.70%         0.02%      (19.27)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   476,256     8.06    3,839     1.70%         0.22%      (13.97)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   280,032     8.74    2,447     1.70%         0.37%      (10.56)%
 Mid Cap Portfolio......   403,825    10.14    4,095     1.70%         0.00%       (5.16)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......    23,627     5.76      136     1.70%         0.00%      (31.21)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   143,887     9.16    1,318     1.70%         3.47%       (0.36)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   103,526     8.76      907     1.70%         0.00%      (18.18)%
 Global Technology
  Portfolio.............   185,853     4.10      762     1.70%         0.00%      (38.39)%
 Aggressive Growth
  Portfolio.............   386,562     3.95    1,527     1.70%         0.00%      (40.63)%
 Growth Portfolio.......   521,222     6.14    3,200     1.70%         0.00%      (26.19)%
 Capital Appreciation
  Portfolio.............   362,926     6.48    2,352     1.70%         0.28%      (23.17)%
 Worldwide Growth
  Portfolio.............   629,158     6.21    3,907     1.70%         0.11%      (23.94)%
 International Growth
  Portfolio.............   264,963     6.09    1,614     1.70%         0.31%      (24.74)%
 Balanced Portfolio.....   972,626     8.98    8,734     1.70%         1.59%       (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------------
                                     Net Assets     Expenses as a
                                  ----------------- % of Average   Investment
Type VII:                  Units  Unit Value  000s   Net Assets   Income Ratio Total Return
---------                 ------- ---------- ------ ------------- ------------ ------------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  409,321   $ 6.15   $2,517     1.70%         0.00%      (24.59)%
 AIM V.I. Growth Fund...  351,148     4.88    1,714     1.70%         0.35%      (35.02)%
 AIM V.I. Value Fund....  818,340     7.29    5,966     1.70%         0.23%      (14.06)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  331,541     6.64    2,201     1.70%         0.05%      (26.12)%
 MFS Investors Trust
  Series................  241,953     8.11    1,962     1.70%         0.18%      (17.54)%
 MFS New Discovery
  Series................  155,938     8.35    1,302     1.70%         0.00%       (6.88)%
 MFS Utility Series.....  303,903     7.59    2,307     1.70%         1.56%      (25.74)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   63,965     7.43      475     1.70%         1.74%         1.55%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........  127,492     6.55      835     1.70%         0.08%      (23.90)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   16,136    10.98      177     1.70%         3.00%         5.76%
 Long-Term U.S.
  Government Bond
  Portfolio.............  386,285    11.55    4,462     1.70%         4.04%         4.05%
 High Yield Bond
  Portfolio.............  207,597     9.98    2,072     1.70%         6.66%         0.60%
 Total Return Bond
  Portfolio.............  810,937    11.26    9,131     1.70%         3.84%         6.52%
Rydex Variable Trust:
 OTC Fund...............  239,875     3.88      931     1.70%         0.00%      (36.29)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  825,837    10.56    8,721     1.70%         0.36%       (1.56)%
 Premier Growth
  Portfolio.............  813,964     6.51    5,299     1.70%         0.00%      (18.81)%
 Quasar Portfolio.......   62,503     7.42      464     1.70%         0.00%      (14.35)%